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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

MEMBERS(R) Mutual Funds
Semi-annual Report
April 30, 2012

CONSERVATIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

AGGRESSIVE ALLOCATION FUND

CASH RESERVES FUND

BOND FUND

HIGH INCOME FUND

DIVERSIFIED INCOME FUND

EQUITY INCOME FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

MID CAP FUND

SMALL CAP FUND

INTERNATIONAL STOCK FUND

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of securities unless preceded or accompanied by a prospectus.

MEMBERS Mutual Funds | April 30, 2012

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your financial adviser or from MEMBERS Mutual Funds at 1-800-877-6089; P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

MEMBERS Mutual Funds | April 30, 2012

MEMBERS MUTUAL FUNDS PERFORMANCE
			Average Annual Total Returns
			As of April 30, 2012								As of March 31, 2012
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
FIXED INCOME FUNDS - maximum sales charge 4.5%
Cash Reserves Fund - No Sales Charge
Class A	Without Sales Charge	MFAXX	0.00%	0.00%	0.00%	0.00%	0.00%	0.93%	1.57%	2.47%	0.00%	0.00%	0.00%	1.01%	1.58%	2.49%	0.55%
Class B	Without Sales Charge	MFBXX	0.00%	0.00%	0.00%	0.00%	0.00%	0.69%	1.09%	1.90%	0.00%	0.00%	0.00%	0.75%	1.10%	1.91%	1.30%
	With Sales Charge		-4.50%	-4.50%	-4.50%	-4.50%	-1.18%	0.30%	1.09%	1.90%	-4.50%	-4.50%	-1.18%	0.36%	1.10%	1.91%
90-day U.S. T-Bill (Citigroup/Salomon)			0.01%	0.01%	0.01%	0.04%	0.11%	1.03%	1.80%	2.67%	0.01%	0.05%	0.11%	1.12%	1.81%	2.68%

Bond Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MBOAX	1.06%	-0.07%	0.40%	6.25%	4.91%	4.77%	4.35%	4.75%	-0.65%	6.21%	4.56%	4.65%	4.42%	4.70%	0.90%
	With Sales Charge		-3.52%	-4.53%	-4.09%	1.50%	3.31%	3.81%	3.87%	4.41%	-5.10%	1.42%	2.96%	3.69%	3.94%	4.36%
Class B	Without Sales Charge	MBOBX	1.09%	-0.16%	0.25%	5.45%	4.17%	4.01%	3.58%	3.97%	-0.83%	5.31%	3.79%	3.87%	3.63%	3.91%	1.65%
	With Sales Charge		-3.41%	-4.63%	-4.24%	0.95%	3.08%	3.66%	3.58%	3.97%	-5.28%	0.81%	2.69%	3.52%	3.63%	3.91%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index 6			1.17%	0.59%	1.46%	7.69%	6.93%	6.46%	5.80%	6.10%	0.29%	7.77%	6.58%	6.33%	5.88%	6.05%
Class Y	Without Sales Charge	MBOYX	1.08%	0.00%	0.49%	6.52%	5.20%	5.04%	N/A	5.33%	-0.59%	6.47%	4.81%	4.90%	N/A	5.21%	0.65%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index 6			1.17%	0.59%	1.46%	7.69%	6.93%	6.46%	N/A	6.79%	0.29%	7.77%	6.58%	6.33%	N/A	6.67%

High Income Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MHNAX	0.84%	2.32%	4.47%	5.22%	12.83%	6.13%	7.43%	5.52%	3.61%	5.80%	14.19%	6.25%	7.49%	5.49%	1.00%
	With Sales Charge		-3.66%	-2.26%	-0.28%	0.47%	11.10%	5.15%	6.93%	5.18%	-1.11%	0.98%	12.43%	5.28%	6.99%	5.15%
Class B	Without Sales Charge	MHNBX	0.76%	2.10%	4.30%	4.54%	11.99%	5.33%	6.64%	4.74%	3.51%	4.97%	13.33%	5.45%	6.70%	4.72%	1.75%
	With Sales Charge		-3.74%	-2.40%	-0.20%	0.09%	11.06%	5.02%	6.64%	4.74%	-0.99%	0.50%	12.41%	5.14%	6.70%	4.72%
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index			1.01%	3.22%	6.22%	5.13%	19.75%	7.95%	9.03%	6.79%	5.16%	5.63%	23.69%	8.02%	9.10%	6.76%
Class Y	Without Sales Charge	MHNYX	0.86%	2.25%	4.59%	5.43%	13.09%	6.37%	N/A	7.45%	3.70%	6.01%	14.45%	6.51%	N/A	7.40%	0.75%
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index			1.01%	3.22%	6.22%	5.13%	19.75%	7.95%	N/A	8.96%	5.16%	5.63%	23.69%	8.02%	N/A	8.91%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.membersfunds.com  to obtain more current performance data. This piece must be accompanied or preceded by a current MEMBERS Mutual Fund prospectus. An investment in any MEMBERS Mutual Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the National Credit Union Administration or any other government agency.  Although the Cash Reserves Fund seeks to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the fund. Mutual funds are subject to investment risk.

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | MEMBERS Mutual Funds Performance ( continued) | April 30, 2012

			Average Annual Total Returns
			As of April 30, 2012								As of March 31, 2012
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
HYBRID FUNDS - maximum sales charge 5.75%
Diversified Income Fund
Class A	Without Sales Charge	MBLAX	0.53%	3.17%	4.34%	5.89%	13.08%	3.58%	4.77%	5.05%	3.79%	8.00%	13.91%	3.85%	4.42%	5.05%	1.10%
	With Sales Charge		-5.27%	-2.74%	-1.62%	-0.23%	10.89%	2.36%	4.15%	4.62%	-2.14%	1.78%	11.69%	2.62%	3.80%	4.61%
Class B	Without Sales Charge	MBLNX	0.46%	3.05%	4.06%	5.15%	12.23%	2.81%	3.99%	4.28%	3.58%	7.23%	13.09%	3.07%	3.65%	4.27%	1.85%
	With Sales Charge		-4.04%	-1.45%	-0.44%	0.65%	11.29%	2.48%	3.99%	4.28%	-0.92%	2.73%	12.17%	2.74%	3.65%	4.27%
Custom Blended Index (50% Fixed Income 50% Equity)7			0.27%	3.83%	6.61%	6.60%	13.42%	4.19%	5.62%	N/A	6.32%	8.55%	15.13%	4.64%	5.37%	N/A
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index 6			1.17%	0.59%	1.46%	7.69%	6.93%	6.46%	5.80%	6.10%	0.29%	7.77%	6.58%	6.33%	5.88%	6.05%
Russell 1000(R) Index			-0.58%	7.03%	12.25%	4.11%	19.88%	1.23%	5.09%	4.97%	12.90%	7.86%	24.03%	2.19%	4.53%	5.04%
Conservative Allocation Fund - Inception Date 6/30/2006 for Class A and B, 2/29/2008 for Class C
Class A	Without Sales Charge	MCNAX	0.39%	1.80%	4.18%	2.79%	9.87%	2.02%	N/A	3.35%	3.77%	4.33%	11.47%	2.22%	N/A	3.33%	1.40%
	With Sales Charge		-5.38%	-4.02%	-1.81%	-3.10%	7.70%	0.82%	N/A	2.31%	-2.19%	-1.66%	9.30%	1.02%	N/A	2.27%
Class B	Without Sales Charge	MCNBX	0.39%	1.71%	3.99%	2.07%	9.09%	1.28%	N/A	2.61%	3.58%	3.60%	10.63%	1.46%	N/A	2.57%	2.15%
	With Sales Charge		-4.11%	-2.79%	-0.51%	-2.43%	8.10%	0.92%	N/A	2.46%	-0.92%	-0.90%	9.67%	1.10%	N/A	2.42%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index 6			1.17%	0.59%	1.46%	7.69%	6.93%	6.46%	N/A	6.79%	0.29%	7.77%	6.58%	6.33%	N/A	6.67%
Conservative Allocation Custom Index 3			0.47%	2.58%	4.99%	5.71%	12.88%	4.87%	N/A	6.09%	4.49%	7.33%	12.70%	5.15%	N/A	6.09%
Class C	Without Sales Charge	MCOCX	0.39%	1.61%	3.88%	1.97%	9.05%	N/A	N/A	1.84%	3.47%	3.50%	10.63%	N/A	N/A	1.78%	2.15%
	With Sales Charge		-0.61%	0.61%	2.88%	0.97%	9.05%	N/A	N/A	1.84%	2.47%	2.50%	10.63%	N/A	N/A	1.78%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index 6			1.17%	0.59%	1.46%	7.69%	6.93%	N/A	N/A	6.14%	0.29%	7.77%	6.58%	N/A	N/A	5.97%
Conservative Allocation Custom Index 3			0.47%	2.58%	4.99%	5.71%	12.88%	N/A	N/A	5.28%	4.49%	7.33%	12.70%	N/A	N/A	5.27%
Moderate Allocation Fund - Inception Date 6/30/2006 for Class A and B, 2/29/2008 for Class C
Class A	Without Sales Charge	MMDAX	0.00%	2.75%	5.65%	1.56%	12.00%	-0.05%	N/A	2.22%	5.65%	4.11%	14.70%	0.41%	N/A	2.25%	1.52%
	With Sales Charge		-5.79%	-3.17%	-0.39%	-4.28%	9.80%	-1.23%	N/A	1.19%	-0.39%	-1.92%	12.44%	-0.77%	N/A	1.21%
Class B	Without Sales Charge	MMDRX	0.00%	2.55%	5.45%	0.89%	11.18%	-0.81%	N/A	1.47%	5.45%	3.23%	13.82%	-0.36%	N/A	1.49%	2.27%
	With Sales Charge		-4.50%	-1.95%	0.95%	-3.58%	10.23%	-1.18%	N/A	1.30%	0.95%	-1.27%	12.91%	-0.73%	N/A	1.32%
S&P 500 Index			-0.63%	7.08%	11.88%	4.76%	19.46%	1.01%	N/A	3.83%	12.59%	8.54%	23.42%	2.01%	N/A	4.00%
Moderate Allocation Custom Index 4			-0.10%	3.79%	7.34%	2.98%	16.71%	3.17%	N/A	5.14%	7.45%	5.92%	16.75%	3.74%	N/A	5.24%
Class C	Without Sales Charge	MMDCX	-0.10%	2.55%	5.33%	0.79%	11.18%	N/A	N/A	0.08%	5.44%	3.34%	13.80%	N/A	N/A	0.11%	2.27%
	With Sales Charge		-1.10%	1.55%	4.33%	-0.20%	11.18%	N/A	N/A	0.08%	4.44%	2.34%	13.80%	N/A	N/A	0.11%
S&P 500 Index			-0.63%	7.08%	11.88%	4.76%	19.46%	N/A	N/A	2.76%	12.59%	8.54%	23.42%	N/A	N/A	2.98%
Moderate Allocation Custom Index 4			-0.10%	3.79%	7.34%	2.98%	16.71%	N/A	N/A	4.07%	7.45%	5.92%	16.75%	N/A	N/A	4.18%

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | MEMBERS Mutual Funds Performance ( continued) | April 30, 2012

			Average Annual Total Returns
			As of April 30, 2012								As of March 31, 2012
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
Aggressive Allocation Fund - Inception Date 6/30/2006 for Class A and B, 2/29/2008 for Class C
Class A	Without Sales Charge	MAGSX	-0.41%	3.16%	6.41%	-0.67%	13.93%	-2.28%	N/A	0.90%	6.85%	2.62%	17.93%	-1.55%	N/A	0.98%	1.63%
	With Sales Charge		-6.14%	-2.78%	0.31%	-6.38%	11.69%	-3.43%	N/A	-0.12%	0.72%	-3.26%	15.62%	-2.71%	N/A	-0.05%
Class B	Without Sales Charge	MAGBX	-0.61%	2.97%	6.12%	-1.45%	13.05%	-3.02%	N/A	0.14%	6.78%	1.93%	17.12%	-2.27%	N/A	0.25%	2.38%
	With Sales Charge		-5.09%	-1.53%	1.62%	-5.85%	12.13%	-3.40%	N/A	-0.03%	2.28%	-2.57%	16.27%	-2.65%	N/A	0.08%
S&P 500 Index			-0.63%	7.08%	11.88%	4.76%	19.46%	1.01%	N/A	3.83%	12.59%	8.54%	23.42%	2.01%	N/A	4.00%
Aggressive Allocation Custom Index 5			-0.74%	4.83%	9.56%	-0.73%	20.16%	0.99%	N/A	3.82%	10.37%	3.66%	20.46%	1.87%	N/A	4.01%
Class C	Without Sales Charge	MAACX	-0.51%	2.97%	6.23%	-1.45%	13.03%	N/A	N/A	-1.90%	6.78%	1.93%	17.06%	N/A	N/A	-1.81%	2.38%
	With Sales Charge		-1.51%	1.97%	5.23%	-2.43%	13.03%	N/A	N/A	-1.90%	5.78%	0.93%	17.06%	N/A	N/A	-1.81%
S&P 500 Index			-0.63%	7.08%	11.88%	4.76%	19.46%	N/A	N/A	2.76%	12.59%	8.54%	23.42%	N/A	N/A	2.98%
Aggressive Allocation Custom Index 5			-0.74%	4.83%	9.56%	-0.73%	20.16%	N/A	N/A	2.30%	10.37%	3.66%	20.46%	N/A	N/A	2.53%

EQUITY FUNDS - maximum sales charge 5.75%
Equity Income Fund- Inception Date 10/31/09
Class A	Without Sales Charge	MENAX	-0.58%	2.75%	7.97%	8.38%	N/A	N/A	N/A	8.62%	8.60%	9.12%	N/A	N/A	N/A	9.19%	1.25%
	With Sales Charge		-6.30%	-3.16%	1.76%	2.14%	N/A	N/A	N/A	6.07%	2.36%	2.84%	N/A	N/A	N/A	6.55%
Class Y	Without Sales Charge	MENYX	-0.48%	2.94%	8.37%	8.60%	N/A	N/A	N/A	8.87%	8.89%	9.24%	N/A	N/A	N/A	9.40%	1.00%
S&P 500 Index			-0.63%	7.08%	11.88%	4.76%	N/A	N/A	N/A	15.08%	12.59%	8.54%	N/A	N/A	N/A	15.93%
CBOE BuyWrite Monthly Index			0.51%	4.10%	5.53%	7.63%	N/A	N/A	N/A	10.51%	4.99%	9.38%	N/A	N/A	N/A	10.65%

Large Cap Value Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MGWAX	0.22%	5.59%	8.10%	4.77%	16.32%	-2.29%	2.99%	3.37%	7.86%	8.32%	19.65%	-1.61%	2.41%	3.38%	1.16%
	With Sales Charge		-5.55%	-0.51%	1.87%	-1.22%	14.04%	-3.44%	2.38%	2.95%	1.65%	2.06%	17.33%	-2.77%	1.81%	2.95%
Class B	Without Sales Charge	MGWBX	0.15%	5.42%	7.79%	3.95%	15.42%	-3.03%	2.21%	2.60%	7.63%	7.52%	18.76%	-2.35%	1.65%	2.60%	1.91%
	With Sales Charge		-4.35%	0.92%	3.29%	-0.55%	14.54%	-3.41%	2.21%	2.60%	3.13%	3.02%	17.93%	-2.72%	1.65%	2.60%
Russell 1000(R) Value Index			-1.02%	5.98%	9.99%	1.03%	18.32%	-1.73%	4.83%	5.25%	11.12%	4.79%	22.82%	-0.81%	4.58%	5.36%
Class Y	Without Sales Charge	MYLVX	0.29%	5.67%	8.19%	5.04%	16.61%	-2.05%	N/A	1.34%	7.87%	8.60%	19.92%	-1.37%	N/A	1.30%	0.91%
Russell 1000(R) Value Index			-1.02%	5.98%	9.99%	1.03%	18.32%	-1.73%	N/A	1.71%	11.12%	4.79%	22.82%	-0.81%	N/A	1.91%

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | MEMBERS Mutual Funds Performance ( continued) | April 30, 2012

			Average Annual Total Returns
			As of April 30, 2012								Aas of March 31, 2012
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
Large Cap Growth Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MCAAX	-1.41%	5.96%	11.23%	1.93%	15.57%	2.33%	3.33%	4.09%	12.83%	6.38%	19.29%	3.49%	2.67%	4.21%	1.20%
	With Sales Charge		-7.09%	-0.11%	4.81%	-3.91%	13.32%	1.13%	2.73%	3.66%	6.31%	0.28%	16.95%	2.28%	2.06%	3.78%
Class B	Without Sales Charge	MCPBX	-1.49%	5.72%	10.96%	1.21%	14.74%	1.57%	2.57%	3.32%	12.64%	5.63%	18.43%	2.71%	1.91%	3.45%	1.95%
	With Sales Charge		-5.92%	1.22%	6.46%	-3.29%	13.84%	1.19%	2.57%	3.32%	8.14%	1.13%	17.60%	2.35%	1.91%	3.45%
Russell 1000(R) Growth Index			-0.15%	8.06%	14.51%	7.26%	21.44%	4.11%	5.16%	4.01%	14.69%	11.02%	25.28%	5.10%	4.28%	4.04%
Class Y	Without Sales Charge	MYLGX	-1.40%	5.98%	11.29%	2.17%	15.88%	2.58%	N/A	4.57%	12.87%	6.66%	19.59%	3.74%	N/A	4.90%	0.95%
Russell 1000(R) Growth Index			-0.15%	8.06%	14.51%	7.26%	21.44%	4.11%	N/A	6.27%	14.69%	11.02%	25.28%	5.10%	N/A	6.39%

Mid Cap Fund - Inception Date 2/29/2000 for Class A and B, 6/30/2006 for Class Y
Class A	Without Sales Charge	MERAX	0.40%	6.13%	11.19%	3.91%	20.86%	1.40%	6.00%	-2.33%	10.75%	7.38%	28.96%	2.24%	5.13%	-2.38%	1.40%
	With Sales Charge		-5.34%	0.00%	4.78%	-2.10%	18.47%	0.20%	5.36%	-2.81%	4.36%	1.23%	26.45%	1.03%	4.50%	-2.86%
Class B	Without Sales Charge	MERBX	0.44%	6.08%	11.11%	3.19%	19.95%	0.63%	5.19%	-3.06%	10.62%	6.45%	27.84%	1.44%	4.34%	-3.12%	2.15%
	With Sales Charge		-4.06%	1.58%	6.61%	-1.31%	19.13%	0.24%	5.19%	-3.06%	6.12%	1.95%	27.13%	1.06%	4.34%	-3.12%
Russell Midcap(R) Index			-0.33%	6.13%	12.56%	-0.03%	22.98%	2.19%	8.03%	6.79%	12.94%	3.31%	29.13%	3.03%	7.85%	6.87%
Class Y	Without Sales Charge	MYMCX	0.40%	6.18%	11.34%	4.13%	21.17%	1.67%	N/A	4.65%	10.90%	7.57%	29.22%	2.51%	N/A	4.65%	1.15%
Russell Midcap(R) Index			-0.33%	6.13%	12.56%	-0.03%	22.98%	2.19%	N/A	4.97%	12.94%	3.31%	29.13%	3.03%	N/A	5.10%

Small Cap Fund - Inception Date 12/27/2006 for Class A and B, 1/9/2007 for Class Y
Class A	Without Sales Charge	MASVX	-0.94%	2.92%	8.68%	-0.04%	20.95%	3.10%	N/A	4.10%	9.71%	4.20%	27.76%	3.70%	N/A	4.35%	1.50%
	With Sales Charge		-6.66%	-3.00%	2.46%	-5.76%	18.57%	1.88%	N/A	2.95%	3.43%	-1.79%	25.24%	2.48%	N/A	3.18%
Class B	Without Sales Charge	MBSVX	-0.96%	2.81%	8.52%	-0.81%	20.03%	2.44%	N/A	3.42%	9.57%	3.39%	26.76%	3.03%	N/A	3.67%	2.25%
	With Sales Charge		-5.42%	-1.69%	4.02%	-5.13%	19.22%	2.08%	N/A	3.26%	5.07%	-1.11%	26.03%	2.68%	N/A	3.50%
Russell 2000(R) Index			-1.54%	3.39%	10.70%	-4.25%	20.34%	1.45%	N/A	2.06%	12.44%	-0.18%	26.90%	2.13%	N/A	2.40%
Russell 2000(R) Value Index			-1.45%	3.12%	9.98%	-4.06%	18.77%	-0.49%	N/A	0.00%	11.59%	-1.07%	25.36%	0.01%	N/A	0.28%
Class Y	Without Sales Charge	MYSVX	-0.94%	3.01%	8.89%	0.22%	21.21%	3.35%	N/A	4.74%	9.92%	4.47%	28.06%	3.96%	N/A	5.01%	1.25%
Russell 2000(R) Index			-1.54%	3.39%	10.70%	-4.25%	20.34%	1.45%	N/A	2.34%	12.44%	-0.18%	26.90%	2.13%	N/A	2.68%
Russell 2000(R) Value Index			-1.45%	3.12%	9.98%	-4.06%	18.77%	-0.49%	N/A	0.31%	11.59%	-1.07%	25.36%	0.01%	N/A	0.59%

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | MEMBERS Mutual Funds Performance (concluded) | April 30, 2012

			Average Annual Total Returns
			Monthly as of April 30, 2012								Quarterly as of March 31, 2012
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
International Stock Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MINAX	-1.22%	4.59%	10.07%	-7.29%	12.47%	-2.40%	6.91%	4.47%	11.44%	-0.10%	16.74%	-1.49%	7.20%	4.58%	1.60%
	With Sales Charge		-6.92%	-1.41%	3.76%	-12.65%	10.27%	-3.55%	6.27%	4.04%	5.04%	-5.82%	14.47%	-2.65%	6.56%	4.15%
Class B	Without Sales Charge	MINBX	-1.25%	4.35%	9.80%	-8.00%	11.64%	-3.14%	6.11%	3.69%	11.18%	-0.93%	15.82%	-2.23%	6.38%	3.80%	2.35%
	With Sales Charge		-5.69%	-0.15%	5.30%	-12.08%	10.69%	-3.44%	6.11%	3.69%	6.68%	-5.32%	14.95%	-2.54%	6.38%	3.80%
MSCI EAFE Index (net)			-1.96%	3.19%	8.69%	-12.82%	11.78%	-4.72%	5.42%	4.08%	10.86%	-5.77%	17.13%	-3.51%	5.70%	4.25%
Class Y	Without Sales Charge		-1.13%	4.69%	10.19%	-6.97%	12.76%	-2.15%	N/A	1.40%	11.45%	0.06%	17.00%	-1.25%	N/A	1.62%	1.35%
MSCI EAFE Index (net)			-1.96%	3.19%	8.69%	-12.82%	11.78%	-4.72%	N/A	-0.37%	10.86%	-5.77%	17.13%	-3.51%	N/A	-0.03%

1	Fund Inception Date is 12/29/1997 unless noted.
2	See Fund prospectus for further details on annual fund operating expenses.
3	Conservative Allocation Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index, 30% Russell 3000 Index and 5% MSCI EAFE Index.
4	Moderate Allocation Custom Index consists of 45% Russell 3000 Index, 40% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 15% MSCI EAFE Index.
5	Aggressive Allocation Custom Index consists of 55% Russell 3000 Index, 15% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 30% MSCI EAFE Index.
6	Bank of America Merrill Lynch U.S. Corp, Govt & Mortg Index is prior Merrill Lynch U.S. Domestic Master Index.
7	Custom Blended Index consists of 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index and 50% S&P 500 Index.

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | April 30, 2012

Review of Period

ECONOMIC OVERVIEW

The global economic backdrop appeared bleak as we entered this six-month period in November, 2011. Ongoing turmoil in the Eurozone remained heavy on investors’ minds along with continued fears that U.S. economic growth would disappoint. Renewed forecasts of imminent recession in the U.S. were widespread and investors avoided riskier assets in favor of the perceived safety and liquidity of U.S. dollar-based government bonds. Worldwide stock markets declined steeply in November, with the broad international index, MSCI EAFE Index, falling -11.9% to its period low on November 25, while the U.S. stock market was somewhat more resilient, hitting its own low of -7.3% from the period start on the same date. The flight-to-safety move pushed intermediate and long-term U.S. Treasury yields into record territory, with the yield on the 10-Year Treasury dipping well below 2%, and coming close to its all-time bottom with a close of 1.80% on January 31, 2012.

However, early into the six-month period the U.S. economic picture brightened and fears of an impending financial crisis in Europe eased. Domestically, capital spending picked up, labor markets showed signs of improvement and consumer spending was reported to be better than expected. By period end in April 2012, the early stock market losses had been reversed, with the S&P 500 gaining 12.77% for the six-month period. From fears of recession at the outset of the fourth quarter, consensus growth expectations changed to an annualized fourth quarter growth rate of approximately 2.8%. This shift could be seen in the rapid rise of the yield on the 10-year Treasury Bond, which spiked from its lows near 1.8% to the period high of 2.38% on March 19, 2012.

Against this backdrop of exceeding the modest economic expectations at home, the Federal Reserve retained its commitment to very low short-term interest rates, and supported the long end of the bond market with open market purchases of long-dated maturities (Operation Twist) leading to further yield curve flattening (meaning less difference between short-term and long-term yields). The Fed also hinted at adding purchases of mortgage-backed securities to its stimulus arsenal, contributing to the decline in mortgage rates to a level below 4%.

This optimism continued as we moved through the first quarter of 2012, with signs of sustainable U.S. economic growth building upon positive momentum from late 2011. Improvements in both employment and manufacturing seemed destined to boost the economy and assist the housing market out of its prolonged downturn. Eurozone concerns abated during the first months of 2012 and market participants began to refocus on fundamental economic factors. The resulting confidence led investors to prefer higher risk investments, continuing the trend which had begun in the fourth quarter of 2011.

Greece showed progress in renegotiating its sovereign debt and other European countries undertook austerity measures to bolster its own well-being. As Greek creditors agreed to new debt terms, the market responded by renewing their penchant for risk. In the U.S., the Fed lengthened its commitment towards accommodative rates to 2014, although this forecast was made contingent upon economic conditions. Additionally, the Fed provided detailed estimates for GDP, unemployment and inflation – all pointing to modest economic growth.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

OUTLOOK

Housing, high unemployment and the threat of Eurozone contagion continue to be the primary risks confronting the U.S. economy. It is our opinion that the market’s discounting of risk which characterized much of this period is premature and likely temporary. Housing remains in the doldrums despite low mortgage rates, lower home prices and an improved jobs picture. Corporations continue to report good earnings, but many have lowered their earnings outlook and are unlikely to invest without evidence of increasing economic activity. In Europe the good news from Greece did not solve its fiscal issues, nor address the broad effects of the underlying debt crisis. We expect to see additional bouts of tension in Europe as the pain of deleveraging continues.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Conservative Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The global economic backdrop appeared bleak as we entered this six-month period in November 2011. Ongoing turmoil in Europe remained heavy on investors’ minds along with continued fears that U.S. economic growth would disappoint. Investor expectations were therefore low and this helped set the stage for a healthy recovery in U.S. equities. A combination of incrementally better economic data (with the exception of Europe) and "we’ve got your back" style monetary policy was more than enough to embolden market participants to once again take on risk. While there’s still plenty to fret about, investors continued to be warmed by the highly aggressive and coordinated liquidity interventions of central banks across much of the globe. The actions of the European Central Bank (ECB) were particularly noteworthy. The ECB’s creative liquidity measures provided just-in-time assistance to a laundry list of highly stressed European banks, helping diffuse the fear of a Europe-induced global financial contagion and supporting a rise in global financial asset values.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
Bond Funds	65%
Foreign Bond Funds	4%
Foreign Stock Funds	5%
Money Market Funds and Other Net Assets	2%
Stock Funds	24%

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2012, the MEMBERS Conservative Allocation Fund returned 4.34% (Class A shares at net asset value), while the Conservative Allocation Custom Index returned 5.52%. Although the fund’s core equity holdings produced solid returns, they lagged the benchmark which accounts for the majority of the performance lag.

U.S. equities finished the six-month period with a 12.74% gain as measured by the Russell 3000(R) Index, the international equity MSCI EAFE Net Index returned 2.44%, and bonds were positive, with the Barclays Capital U.S. Aggregate Bond index also providing a 2.44% return. U.S. equities easily outdistanced foreign equities as investors became increasingly concerned with the spreading sovereign debt crisis in Europe.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Conservative Allocation Fund (concluded)

Top contributors to the fund’s performance included: MEMBERS Large Cap Value Y, which returned 11.37%; Mosaic Disciplined Equity Y at 10.64%; and MEMBERS Equity Income Y at 9.30%.

Top detractors to performance included: Mosaic Institutional Bond Y which returned 1.25%; MEMBERS Bond Y at 1.57%; and IVA Worldwide at 2.63%.

FUND CHANGES

During the period, we made a concentrated effort to improve the diversification of the fund’s fixed income holdings. We reduced the position sizes of PIMCO Total Return Fund and PIMCO Investment Grade Corporate Bond Fund and initiated new positions in Metropolitan West Total Return Bond Fund, Mosaic Investment Grade Bond Fund, and TCW Emerging Markets Income Fund. In addition, we added iShares S&P 100 Index Fund to increase the fund’s exposure to attractively valued U.S. mega cap equities. The initial funding for iShares S&P 100 Index Fund came from a liquidation of its holding in the Calamos Growth & Income Fund.

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Moderate Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The global economic backdrop appeared bleak as we entered this six-month period in November, 2011. Ongoing turmoil in Europe remained heavy on investors’ minds along with continued fears that U.S. economic growth would disappoint. Investor expectations were therefore low and this helped set the stage for a healthy recovery in U.S. equities. A combination of incrementally better economic data (with the exception of Europe) and "we’ve got your back" style monetary policy was more than enough to embolden market participants to once again take on risk. While there’s still plenty to fret about, investors continued to be warmed by the highly aggressive and coordinated liquidity interventions of central banks across much of the globe. The actions of the European Central Bank (ECB) were particularly noteworthy. The ECB’s

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Moderate Allocation Fund (concluded)

creative liquidity measures provided just-in-time assistance to a laundry list of highly stressed European banks, helping diffuse the fear of a Europe-induced global financial contagion and supporting a rise in global financial asset values.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
Bond Funds	41%
Foreign Bond Funds	3%
Foreign Stock Funds	10%
Money Market Funds and Other Net Assets	1%
Stock Funds	45%

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2012, the MEMBERS Moderate Allocation Fund returned 5.82% (Class A shares at net asset value), while the Moderate Allocation Custom Index returned 7.09%. Although the fund’s core equity holdings produced solid returns, they lagged the benchmark which accounts for the majority of the performance lag.

U.S. equities finished the six month period with a 12.74% gain as measured by the Russell 3000(R) Index, the international equity MSCI EAFE Net Index returned 2.44%, and bonds were positive, with the Barclays Capital US Aggregate Bond index also providing a 2.44% return. U.S. equities easily outdistanced foreign equities as investors became increasingly concerned with the spreading sovereign debt crisis in Europe.

Top contributors to the fund’s performance included: MEMBERS Mid Cap Y, which returned 13.00%; MEMBERS Small Cap Y at 11.66%; and MEMBERS Large Cap Value Y at 11.37%

Top detractors to performance included: Mosaic Institutional Bond Y which returned 1.25%; MEMBERS Bond Y at 1.57%; and IVA Worldwide at 2.63%.

FUND CHANGES

During the period, we made a concentrated effort to improve the diversification of the fund’s fixed income holdings. We eliminated our position in PIMCO Total Return Fund and reduced position sizes of PIMCO Investment Grade Corporate Bond Fund. We initiated new positions in Metropolitan West Total Return Bond Fund and TCW Emerging Markets Income Fund. Within equities, we initiated new positions in iShares S&P 100 Index Fund, Northroad International Fund and iShares S&P Global Energy Sector Index. We sold Calamos Growth & Income Fund and T. Rowe Price New Era Fund from the portfolio.

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Aggressive Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Aggressive Allocation Fund (concluded)

conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The global economic backdrop appeared bleak as we entered this six-month period in November, 2011. Ongoing turmoil in Europe remained heavy on investors’ minds along with continued fears that U.S. economic growth would disappoint. Investor expectations were therefore low and this helped set the stage for a healthy recovery in U.S. equities. A combination of incrementally better economic data (with the exception of Europe) and "we’ve got your back" style monetary policy was more than enough to embolden market participants to once again take on risk. While there’s still plenty to fret about, investors continued to be warmed by the highly aggressive and coordinated liquidity interventions of central banks across much of the globe. The actions of the European Central Bank (ECB) were particularly noteworthy. The ECB’s creative liquidity measures provided just-in-time assistance to a laundry list of highly stressed European banks, helping diffuse the fear of a Europe-induced global financial contagion and supporting a rise in global financial asset values.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
Bond Funds	15%
Foreign Bond Funds	1%
Foreign Stock Funds	15%
Money Market Funds and Other Net Assets	1%
Stock Funds	68%

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2012, the MEMBERS Aggressive Allocation Fund returned 6.48% (Class A shares at net asset value), while the Aggressive Allocation Custom Index returned 8.15%. Although the fund’s core equity holdings produced solid returns, they lagged the benchmark which accounts for the majority of the performance lag.

U.S. equities finished the six month period with a 12.74% gain as measured by the Russell 3000 Index, the international equity MSCI EAFE Net Index returned 2.44%, and bonds were positive, with the Barclays Capital US Aggregate Bond index also providing a 2.44% return. U.S. equities easily outdistanced foreign equities as investors became increasingly concerned with the spreading sovereign debt crisis in Europe.

Top contributors to the fund’s performance included: MEMBERS Mid Cap Y, which returned 13.00%; MEMBERS Small Cap Y at 11.66%; and MEMBERS Large Cap Value Y at 11.37%

Top detractors to performance included: Hussman Strategic Growth which returned -8.35%; IVA Worldwide at 2.63%; and MEMBERS High Income Y at 5.37%.

FUND CHANGES

During the period, we initiated new positions in iShares S&P 100 Index Fund, iShares S&P Global Energy Sector Index, Northroad International Fund, Metropolitan West Total Return Bond Fund and TCW Emerging Markets Income Fund. We purchased iShares S&P 100 Index Fund with proceeds from the sale of Calamos Growth & Income Fund to increase the fund’s exposure to attractively valued U.S. mega cap stocks. We added NorthRoad International Fund to improve the diversification of the fund’s international holdings and provide exposure to non-U.S. domiciled multinational corporations. iShares S&P Global Energy Sector Index Fund replaced T. Rowe Price New Era Fund which we sold in favor of iShares S&P Global Energy Sector Index Fund to decrease the fund’s weighting to materials stocks. Finally, we purchased Metro West Total Return Bond after selling the Hussman Strategic Growth Fund.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

CASH RESERVES FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Cash Reserves Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by credit unions or other financial institutions.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
Fannie Mae	30%
Federal Home Loan Bank	31%
Freddie Mac	31%
U.S. Treasury Bills	6%
Cash and Other Assets	2%

BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the MEMBERS Bond Fund invests at least 80% of its assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration (a measure of a security’s price sensitivity to changes in interest rates). The fund also strives to minimize risk in the portfolio by making strategic decisions relating to credit risk and yield curve outlook. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

INVESTING ENVIRONMENT

During the latter part of 2011 and early 2012 the economy appeared to be improving and concerns about a potential recession dissipated. As more data became available through April renewed concerns about growth arose. A second major factor influencing markets during this period emanated from Europe. Concerns about the viability of European banks were growing until the European Central Bank (ECB) introduced the "Long-Term Refinancing Operation" (LTRO) in December which produced sufficient funding to preclude short term solvency issues from arising. While Europe also witnessed the default of Greece on private sector holders of debt, the market had anticipated this and it caused no meaningful problems.

This environment caused interest rates to fluctuate within a narrow range from 1.8% to 2.1% through February until belief that the economy was truly strengthening caused a breakout in rates to almost 2.4% in mid-March. The data turned and began to consistently surprise to the downside which drove rates back down to 1.9% by the end of April. Overall, rates at both the short and long end of the yield curve ended the period essentially unchanged, moving less than 0.02% , while the intermediate portion of the curve rallied with five to ten year yields declining by 0.15% to 0.23% respectively. The generally benign economic environment through mid-March combined with reduced concerns about European banks allowed corporate bonds to rally significantly. While some of this was given back during the last six weeks of the period as the markets came to realize the LTRO did not solve the underlying

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Bond Fund (concluded)

problems of Europe and even further subordinated other bank creditors, spread product (the rate of return between bonds (i.e., Treasury bonds and Corporate bonds with additional risks)) generally did well during this six-month period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
Asset Backed	1%
Corporate Notes and Bonds	18%
Mortgage Backed	13%
U.S. Government and Agency Obligations	66%
Cash and Other Net Assets	2%

PERFORMANCE DISCUSSION

During the six-month period ended April 30, 2012, the MEMBERS Bond Fund returned 1.45% (Class A shares at net asset value) while the Bank of America Merrill Lynch U.S. Government & Mortgage Index returned 2.45%.

The Financial sector led the way with excess returns of 2.9% in Treasury bonds. Lower quality corporate bonds also performed well with BBB-rated securities earning 2.3% and high yield securities earning 4.7% more than Treasury bonds for the six months ended April 30, 2012. Excess returns for A-rated securities were 1.3%, Industrials 1%, and Utilities 0.7% while agency mortgages earned 1.2%.

Underperformance is mostly attributable to the conservative posture taken by the fund. The fund has a shorter duration, i.e., less interest rate exposure, than the index because we see far greater upside rate risk than downside at this point. Additionally, the fund is significantly underweight in banks and lower-rated corporate bonds than the index while being slightly overweight the Industrial sector which did not perform as well.

FUND CHANGES

During this period, we initiated a small position in a five year maturity of American Express Co. (A2/BBB+) in a new issue transaction. Additionally, the fund purchased U.S. Treasury Note 1.375% maturing in January of 2013. There were a number of maturities, but no sales.

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may emphasize security selection in business sectors that favor the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

INVESTING ENVIRONMENT

The six-month period ended April 30, 2012, was very positive for high-yield bonds. The strong fixed income and equity markets were supported by a growing U.S. economy, which accelerated up to the 2-3% GDP growth-rate after a summer slowdown that hit the second and third quarters of calendar year 2011. Capital markets were very receptive to new issues and with 10-year Treasury notes below 2%, the rate of high yield new issuance was at a record clip. The period was also favorable for default rates, which stayed well-below trend levels for high-yield securities.

Looking forward, high-yield bonds should benefit from continued positive fund flows as investors look for higher returns than alternative fixed-income assets can provide. Additionally, many high-yield companies are expected

MEMBERS Mutual Funds | Review of Period | April 30, 2012

High Income Fund (concluded)

to continue reporting positive earnings growth, which should aid in the overall credit improvement among high-yield issuers.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
Consumer Discretionary	31%
Consumer Staples	5%
Energy	10%
Financials	4%
Health Care	11%
Industrials	13%
Information Technology	6%
Materials	8%
Telecommunication Services	7%
Utilities	2%
Cash and Other Net Assets	3%
 Consumer Discretionary includes securities in the following industries:
Auto Components; Automobiles; Diversified Consumer Services; Household Durables; Media; Specialty Retail; and Textiles, Apparel & Luxury Goods.

PERFORMANCE DISCUSSION

The MEMBERS High Income Fund returned 5.29% (Class A shares at net asset value) during the reporting period, while the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index returned 6.45%. The fund’s issue selection within the Consumer Discretionary and Utilities sectors were key positive contributors to relative performance. Detracting from performance was the fund’s underweight in Financials and the impact of cash drag on the portfolio. We continue to underweight Financials as we find many of the companies within the sector difficult to analyze from outside the company and because we continue to see regulatory and business uncertainties growing in this sector.

FUND CHANGES

The fund participated in 26 bond calls or tenders during the last six months as corporations took advantage of record low rates to refinance. It also opportunistically participated in over 115 trades, aggregating $33 million, to both improve relative value within the portfolio and eliminate higher risk positions. We anticipate trading activity will remain at high levels as low rates encourage companies to continue refinancing higher-cost debt.

The top industry exposures within the fund were Healthcare, Business Support Services, Media/Cable, Telecom, and Utilities. The biggest shift among the top five sectors during the period was the reduction of the fund’s Utility positions because we believe low electricity prices (caused by low natural gas prices) will continue to negatively impact cash flows of utility companies.

The fund remained well diversified at the end of April with positions in 130 issuers across 27 industries. The fund’s convertible securities exposure declined to 2% by the end of the period as we harvested positions for gains.

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively-yielding and priced stocks and bonds. Generally, however, bonds will constitute up to 80% of the fund’s assets, stocks will constitute up to 60% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. The fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets. The balance between the two

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Diversified Income Fund (continued)

strategies of the fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

INVESTING ENVIRONMENT

During the six-month period ended April 30, 2012, large cap stocks had a period of strong performance despite lingering concerns about debt levels in Europe and the pace of economic recovery in the U.S. After a volatile month of November, stocks staged an impressive rally to end the year, which carried through the first four months of 2012. All sectors posted positive returns, with the best performance from Consumer Discretionary, Information Technology, Financials, Health Care, and Industrials. The worst performing sectors were Energy, Utilities and Materials.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
Common Stocks	54%
Asset Backed	1%
Corporate Notes and Bonds	14%
Mortgage Backed	8%
U.S. Government and Agency Obligations	16%
Cash and Other Net Assets	7%

PERFORMANCE DISCUSSION

During the six-month period ended April 30, 2012, the MEMBERS Diversified Income Fund returned 6.58% (Class A shares at net asset value), while the Russell 1000(R) Index returned 12.89%, the Bank of America Merrill Lynch U.S. Government & Mortgage Index returned 2.45% and the Custom Blended Index returned 7.55%.

Sector allocation accounted for the majority of the underperformance of the stock portion of the fund relative to the Russell 1000 Index. The portfolio was underweight in Information Technology and Consumer Discretionary sectors, which negatively impacted results. In terms of stock selection, relative weakness compared to the benchmark occurred in the Consumer Discretionary, Utilities and Health Care sectors. Weak performance by utility company Exelon Corp. and diversified health care company Johnson & Johnson also detracted from performance.

Stock selection in the Financial sector was strong as US Bancorp and Wells Fargo & Co. were top performers. Asset management firms BlackRock Inc. and Northern Trust Corp. also contributed to performance. Pharmaceutical company Pfizer Inc. was the most additive stock in the portfolio. Other companies with strong performance were deepwater oil driller Ensco PLC, spirits manufacturer Diageo PLC and software firm Microsoft Corp.

FUND CHANGES

We increased exposure to the Information Technology and Consumer Discretionary sectors during the period, although we remain underweight both sectors. In Information Technology, we purchased money transfer company Western Union Co. after its valuation became attractive. Within Consumer Discretionary, we added to existing positions in discount retailer Target Corp. and media company Time Warner Inc. We also increased the fund’s exposure to the Health Care sector and maintain an overweight position. We bought global medical technology company Becton Dickinson and Co. We believe the fund’s Health Care holdings are strong franchises with attractive valuations that pay nice dividends that can grow over time.

We reduced the fund’s exposure to the Materials and Consumer Staples sectors during the period. In Materials, we sold steel manufacturer Nucor Corp. after a period of strong performance. Within Consumer Staples, we sold tobacco company Altria Group Inc. and consumer packaged goods firm Kraft Foods Inc. after both stocks had outperformed. The fund is underweight in Materials and slightly overweight in Consumer Staples.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Diversified Income Fund (concluded)

Interest rates generally fluctuated in a relatively narrow band with intermediate maturities declining 0.15% to 0.23% overall. Spread product (the rate of return between bonds (i.e., Treasury bonds and Corporate bonds with additional risks)) in general, and banks and lower-rated corporate bonds in particular, rallied significantly in a generally benign economic environment, and in response to actions by the European Central Bank. The bond portion of the fund was negatively affected by the rally in rates given our conservative posture of taking less interest rate risk during the period. However, the fund’s overweight in corporate bonds and lower-rated, income generating securities to generate income more than offset this. While the fund was underweight banks, this was more than offset by significant overweights to other corporate sectors.

EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Equity Income Fund invests primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their expected earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

INVESTING ENVIRONMENT

U.S. equity markets were relatively strong over the six-month ended April 30, 2012 as the S&P 500 Index rose 12.77% over the period. Global economic concerns were determined to be somewhat less daunting as the European financial crisis was brought to a simmer from a boil and economic indicators in the U.S. gave investors hope that the worst was behind us. As a result, stock prices rallied strongly, particularly from late November 2011 through March 2012. However, as the period came to a close, Europe and the U.S. economy became areas of concern once again, causing the rally to falter. In the U.S. performance was led by lower quality, higher volatility stocks and in many sectors, the best performers were those companies that had been out of favor for quite some time. In the Consumer Discretionary sector, homebuilders and home improvement companies rallied strongly as signs appeared the housing market had bottomed. In the Financial sector, large money center and investment banks led the way after a long period of underperformance. The Information Technology sector also performed very well as a late 2012 economic pickup started to be priced in. It was also aided by a near-vertical move in the stock price of Apple Inc., which by virtue of being the largest company in the index, propelled the performance of the entire sector. As the entire stock market moved higher over the period, overall market volatility steadily declined which imparted downward pressure on call option prices.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Equity Income Fund (continued)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
	Fund	S&P 500 Index
Consumer Discretionary	9%	11%
Consumer Staples	–	11%
Energy	14%	11%
Financials	8%	15%
Health Care	14%	12%
Industrials	7%	11%
Information Technology	22%	20%
Materials	4%	2%
Telecommunication Services	–	3%
Utilities	–	4%
Exchange-Traded Note/Funds	2%	–
Cash Options and Other Net Assets	20%	–

PERFORMANCE DISCUSSION

Given the strength and characteristics of the market rally during the six-month period ended April 30, 2012, the MEMBERS Equity Income Fund (Class A shares at net asset value) participated very well, posting a 9.18% return over the same period the S&P 500 Index returned 12.77% and the CBOE BuyWrite Monthly Index returned 11.41%. As the rally matured, more call options in the fund moved in-the-money creating a greater dampening effect on the fund’s individual equity positions. The strong market also led to a relatively high level of stock assignments which can occur when an individual stock price rises above the strike price on the written call option. This is normal in a rising market as the fund participates in some of the upside but may be called away following a significant rise. The resulting increase in cash levels had an additional buffering effect, limiting the fund’s ability to keep up with the overall market. From a sector perspective, the fund benefitted from an overweight in sectors that outperformed as mentioned above, and an underweight in traditionally defensive sectors such as Consumer Staples, Utilities and Telecom, which all underperformed. The fund’s Energy holdings were generally detractive from performance primarily due to the decline in crude oil prices in the latter half of the period.

The performance of the fund’s individual holdings was mixed during the period with strong performance from Franklin Resources Inc., Wells Fargo Co. and T. Rowe Price, Gilead Sciences Inc. and Stryker Corp. Additionally, many Information Technology holdings performed very well including QUALCOMM Inc., Adobe Systems Inc. and eBAY Inc. Weaker performance came from the fund’s energy holdings and Google Inc., Yahoo Inc., Freeport-McMoRan Copper & Gold Inc., Best Buy Co. Inc., Kohl’s Corp. and St. Jude Medical Inc. Many of the changes in individual holdings were driven by the assignment of positions.

FUND CHANGES

During the period, the following positions were called away in their entirety: American Eagle Outfitters Inc., Occidental Petroleum Corp., Franklin Resources Inc., Wells Fargo & Co. and Pfizer Inc. We established new positions in CarMax Inc., Target Corp., IntercontinentalExchange Inc., US Bancorp, Laboratory Corp. of America Holdings, Norfolk Southern Corp., International Flavors & Fragrances Inc., Altera Corp., Apple Inc., Broadcom Corp., BMC Software Inc. and FLIR Systems Inc. The overall quality of the fund’s equity positions is very high which should provide added support in the event of future market volatility.

The fund has delivered on distribution goals and is well positioned to continue to pay out a relatively high level of income.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The fund follows a "value" approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

INVESTING ENVIRONMENT

During the six-month period ended April 30, 2012, large cap value stocks had a period of strong performance despite lingering concerns about debt levels in Europe and the pace of economic recovery in the U.S. After a volatile month of November, stocks staged an impressive rally to end the year, which carried through the first four months of 2012. All sectors posted positive returns, with the best performance from Consumer Discretionary, Industrials, Health Care and Telecommunications. The worst performing sectors were Energy, Utilities and Materials.

PERFORMANCE DISCUSSION

During the six-month period, the MEMBERS Large Cap Value Fund gained 11.27% (Class A shares at net asset value), performing in-line with the Russell 1000(R) Value Index return of 11.62%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
	Fund	Russell 1000(R) Value Index
Consumer Discretionary	6%	9%
Consumer Staples	11%	8%
Energy	13%	12%
Financials	24%	26%
Health Care	14%	12%
Industrials	11%	9%
Information Technology	10%	9%
Materials	2%	3%
Telecommunication Services	3%	5%
Utilities	3%	7%
Cash and Other Net Assets	3%	–

Stock selection was a highlight in the period. Relative to the benchmark, the fund’s holdings in the Financial sector holdings contributed nicely to results. U.S. Bancorp and Wells Fargo & Co. were top performers, and asset management firms BlackRock Inc. and Franklin Resources Inc. also contributed to performance. The Information Technology sector was another area of strength as software maker Microsoft Corp. was the most additive stock in the portfolio. In Consumer Staples, tobacco manufacturer Phillip Morris and spirits maker Diageo PLC were notable outperforming stocks.

Relative weakness compared to the benchmark occurred in the Utility, Energy and Health Care sectors. Utility company Exelon was the most detractive stock in the portfolio. Within Energy, exploration and production companies Occidental Petroleum and Canadian Natural Resources were notable underperformers. Within Health Care, pharmaceutical companies Novartis and Johnson & Johnson negatively impacted results.

FUND CHANGES

We increased exposure to Financials during the period although we remain modestly underweight the sector relative to the benchmark. We added to several existing

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Large Cap Value Fund (concluded)

positions in asset management and insurance. We increased our positions in Brookfield Asset Management Inc. and Franklin Resources. Within insurance, we added to specialty insurer Markel Corp. and insurance holding company The Travelers Cos. Inc. The fund’s asset management holdings are industry leaders with strong net asset flows, while its insurance holdings have good underwriting records and should benefit from an eventual upturn in industry pricing.

We reduced the fund’s exposure to the Energy sector during the period. We sold deepwater oil driller Noble Corp. Additionally, we trimmed integrated oil company ConocoPhillips. The fund also reduced its exposure to the Information Technology sector. We sold securities processor Broadridge Financial Solutions Inc., and trimmed semiconductor manufacturer Intel Corp. and Microsoft. Despite reducing exposure to these sectors, the fund maintains modest overweight positions.

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its assets in large cap stocks. The fund follows a "growth" approach, meaning the portfolio managers seek stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. The fund typically seeks higher earnings growth capabilities in the stocks it purchases, and may include some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries. The fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their prospects.

INVESTING ENVIRONMENT

Double digit positive gains were posted for the equity market for the six-month period ended April 30, 2012.

The market meandered during the last two months of 2011 due to worries about broad issues such as the possibility of a Greek debt default, and the need for more economic stimulus in the U.S. With the calendar turn into 2012 came an uninterrupted rally. In hindsight, the rally is a classic presentation of a market scaling the "wall of worry," as those macroeconomic issues, while still unresolved, nonetheless did not turn into actual crisis events.

The rally was mostly in stocks of "low quality" companies with cyclical issues such as beaten down bank stocks and homebuilders outperforming the averages. Separately, because Apple Inc. has become such a large and successful company, its returns have a material impact on overall market average performance. Thus, market returns were dominated by Apple and cyclical stocks, an unusual combination.

PERFORMANCE DISCUSSION

During the six-month period ended April 30, 2012, the MEMBERS Large Cap Growth Fund returned 8.94% (Class A shares at net asset value) while the Russell 1000(R) Growth Index returned 14.13%.

The fund’s returns were solidly positive, but trailed the benchmark. The fund’s holding in Apple Inc. stock aided results since it gained

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Large Cap Growth Fund (concluded)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
	Fund	Russell 1000(R) Growth Index
Consumer Discretionary	16%	15%
Consumer Staples	7%	12%
Energy	13%	10%
Financials	7%	4%
Health Care	6%	10%
Industrials	9%	12%
Information Technology	34%	30%
Materials	4%	5%
Telecommunication Services	–	1%
Utilities	–	1%
Cash and Other Net Assets	4%	–
 Information Technology includes securities in the following industries:
Communications Equipment; Computers & Peripherals; Electronic Equipment, Instruments & Components; Internet Software & Services; IT Services; Semiconductors & Semiconductor Equipment; and Software.

over 45% for the period. Visa Inc., a long-term holding due to the strength of its business model, rose over 30% and added positively to overall results. In contrast however, stocks which did not meet earnings expectations declined sharply in value. The fund held a few of these such as Acme Packet Inc., SanDisk Corp. and Riverbed Technology Inc.

In addition, any amount of cash held during a market rally will detract from relative performance. The fund held some cash as we sold some stocks to take profits as the market rose.

Lastly, because we tend to emphasize higher quality companies, which are growing at above average rates, we generally would not expect to outperform the benchmark when market leadership is dominated by cyclical companies. The market environment favors such companies, as it did during the period covered by this report.

FUND CHANGES

We believe revenue growth and margins will be the key metrics which will differentiate stock price performance going forward. We believe larger companies have the resources to compete effectively in a tepid global economy. Consequently, we have been culling some of the more mid-sized stocks from the portfolio. For example we reduced exposure in Allscripts Healthcare Solutions Inc. and Sapient Corp. and replaced those by increased investments in larger issues such as Microsoft Corp., which has a new product slate which is intended to boost future growth.

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its assets in mid cap securities. However, the fund will not automatically sell a stock because its market capitalization has changed and such positions may be increased through additional purchases. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

INVESTING ENVIRONMENT

During the six-month period ended April 30, 2012, mid cap stocks had a period of strong

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Mid Cap Fund (concluded)

performance despite lingering concerns about debt levels in Europe and the pace of economic recovery in the U.S. After a volatile month of November, stocks staged an impressive rally to end the year, which carried through the first four months of 2012. All sectors posted positive returns, with the best performance from Health Care, Materials, Consumer Discretionary, Financials and Industrials. The worst performing sectors were Energy, Telecommunications and Utilities.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
	Fund	Russell Midcap(R) Index
Consumer Discretionary	19%	16%
Consumer Staples	4%	6%
Energy	8%	8%
Financials	24%	20%
Health Care	8%	10%
Industrials	15%	12%
Information Technology	9%	13%
Materials	5%	7%
Telecommunication Services	–	1%
Utilities	–	7%
Cash and Other Net Assets	8%	–

PERFORMANCE DISCUSSION

During the six-month period the MEMBERS Mid Cap Growth Fund gained 12.88% (Class A shares at net asset value), outperforming the Russell Midcap Index return of 11.87%.

Stock selection and sector allocation both contributed to results, with stock selection accounting for the majority of the outperformance. Relative to the benchmark, the Energy, Materials and Consumer Discretionary sectors realized strong returns. Within Energy, exploration and production company EOG Resources Inc. was additive to performance, while paint and coatings manufacturer Valspar Corp. also performed well. Off-price apparel retailer TJX Cos. (TJ Maxx) was the most additive stock in the portfolio, which helped drive results in the Consumer Discretionary sector.

Relative weakness compared to the benchmark occurred in the Health Care, Information Technology and Financial sectors. Within Health Care, biotechnology product manufacturer Techne Corp. negatively impacted performance. Thermal imaging systems manufacturer FLIR Systems Inc. was the most detractive stock in the portfolio, which hurt results in Information Technology, and financial holding company Leucadia National Corp. was another notable underperformer.

FUND CHANGES

We increased exposure to the Industrial and Energy sectors during the period. Within Industrials, we purchased truck brokerage firm C.H. Robinson Worldwide Inc. after its valuation became attractive. C.H. Robinson is a leader in its industry and earns very high returns on invested capital. We also purchased global fuel logistics company World Fuel Services Corp., which added to the fund’s Energy sector holdings. World Fuel Services has an attractive asset-light business model and a strong outlook for growth. The fund maintains an overweight position relative to the benchmark in Industrials and is equal weight in Energy.

We reduced the fund’s exposure to the Material and Financial sectors during the period. Within Materials, we trimmed Valspar and Ecolab Inc., a provider of products sold in the hospitality, foodservice and health care industries, after periods of strong performance. Within Financials, we sold asset management and custodian firm Northern Trust Corp. The fund is underweight relative to the benchmark in Materials but overweight in Financials. We believe the fund’s holdings in the Financials sector are firms with strong franchises and risk averse management teams that are likely to compound value over time.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

INVESTING ENVIRONMENT

U.S. equities moved higher in the period as generally improving economic data and growing consumer confidence helped to counter a persistent slump in housing. Investors mostly shrugged off lingering uncertainty over Eurozone sovereign debt, focusing instead on the improving health of the U.S. economy. Strong corporate earnings news and the U.S. Federal Reserve’s pledge to keep interest rates "exceptionally low" until at least late 2014 buoyed investors’ appetites for risk assets. The Greek debt restructuring deal added to investors’ optimism, helping to offset heightened geopolitical risks, a rise in oil prices, and fears of a slowdown in China. In April, U.S. equities retreated for the first time in five months as disappointing employment and GDP data overshadowed continued strength in corporate earnings. In addition, increased political uncertainty in Europe, growing concerns about Spain’s fiscal sustainability, and a less dovish tone from the U.S. Federal Reserve underpinned a rise in risk aversion among investors.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
	Fund	Russell 2000(R) Index
Consumer Discretionary	15%	14%
Consumer Staples	2%	3%
Energy	4%	7%
Financials	22%	23%
Health Care	11%	12%
Industrials	25%	16%
Information Technology	8%	16%
Materials	7%	5%
Telecommunication Services	–	1%
Utilities	5%	3%
Cash and Other Net Assets	1%	–

PERFORMANCE DISCUSSION

The Class A shares of the MEMBERS Small Cap Fund returned 11.45%, for the six-month period ended April 30, 2012, outperforming the Russell 2000(R) Index, which returned 11.02% for the same period.

The fund’s outperformance was primarily due to strong selection in the Financial, Information Technology, and Industrials sectors; this was somewhat offset by weaker stock selection within Consumer Discretionary, Materials, and Utilities. Allocation among sectors, a residual of the bottom-up stock selection process, was also positive in part due to underweight exposure to Information Technology and Energy.

The fund’s largest contributors to relative and absolute performance during the period included Delphi Financial Group, Inc., an insurance holding company specializing in life and disability insurance; Carlisle Cos. Inc., a diversified industrial manufacturer with significant operations in commercial roofing

MEMBERS Mutual Funds | Review of Period | April 30, 2012

Small Cap Fund (concluded)

and specialty tires and wheels; and ICON PLC, a contract research organization.

The fund’s largest relative detractors during the period included United Stationers Inc., a wholesale distributor of business products; Matthews International Corp., a designer, manufacturer and marketer of memorialization products; and Genesee & Wyoming Inc., owner and operator of short line and regional freight railroads. The fund’s position in Arbitron Inc., a media and marketing information services firm, was also among top detractors from absolute performance during the period.

FUND CHANGES

The fund’s investment approach emphasizes individual stock selection; sector weights are a residual of the manager’s bottom-up investment process. The manager does, however, carefully consider diversification across economic sectors to limit risk. Based on bottom-up stock decisions, exposure to the Health Care sector increased during the period and exposure to the Financial sector fell. In Health Care, we initiated positions in PSS World Medical Inc. and Steris Corp. Within Financials, we eliminated positions in Delphi Financial Group and Education Realty Trust Inc. As of the end of the period, the fund was most overweight in the Industrials and Materials sectors relative to the Russell 2000(R) Index, and most underweight Information Technology. Based on our two- to three-year time horizon we continue to find opportunities created by the inefficiencies frequently found among small cap companies.

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS International Stock Fund will invest, under normal market conditions, primarily in foreign equity securities. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in stocks which they believe have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income-bearing securities at times when it believes that income-bearing securities have greater capital appreciation potential than equity securities.

INVESTING ENVIRONMENT

The six-month period ended April 30, 2012 finished with international equity markets moving higher due to a number of positive developments. The key driver of improved market sentiment was investor perception that the risk of a disorderly Eurozone collapse was significantly reduced. The Long Term Refinancing Operation (LTRO) conducted by the European Central Bank (ECB) in December 2011 and February 2012 has provided over a trillion dollars of three-year financing at 1% interest rates. Furthermore, the International Monetary Fund secured additional commitments of $430 billion from members with the intention of guarding against further deterioration in the Eurozone. In Japan, the Bank of Japan announced further stimulus expansion and instituted an inflation target of 1% to promote growth and combat deflation. Emerging markets also performed well, as investors refocused on growth possibilities around the

MEMBERS Mutual Funds | Review of Period | April 30, 2012

International Stock Fund (concluded)

world and emerging market central bank policy easing. From a sector perspective, market leadership was mixed between traditionally cyclical and defensive sectors. Outperforming sectors included Consumer Staples, Health Care, and Consumer Discretionary. In contrast, Telecom Services and Utilities were among the worst performing sectors.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/12
Africa	1%
Europe (excluding United Kingdom)	34%
Japan	14%
Latin America	2%
Pacific Basin	10%
United Kingdom	28%
Other Countries	4%
Cash and Other Net Assets	7%

PERFORMANCE DISCUSSION

The MEMBERS International Stock Fund returned 5.99% (Class A shares @ net asset value), outperforming the MSCI EAFE Index (net) return of 2.44% for the six-month period ended April 30, 2012.

The fund’s strong outperformance over the last six months was primarily driven by stock selection. Within the Information Technology sector, positions in South Korean electronics producer Samsung Electronics Co. Ltd. performed well following strong smartphone sales, while Brazilian credit card-payment processor Cielo S.A. contributed to relative returns as the company continued to gain market share.

Stock selection in the Telecommunications sector also helped the fund. Positions in Australian telecommunications provider Telstra Corp. Ltd. performed well, as the company reported earnings in line with consensus, reiterated guidance for fiscal year 2012, and announced a gradual increase in dividends over time.

The fund also benefited from exposure to the emerging markets, due to the aforementioned positions in Samsung and Cielo, as well as positions in South African retailer Mr Price Group Ltd. and Russia’s Sberbank.

In contrast, stock selection in the Health Care sector detracted from relative returns over the period despite strong performance by the fund’s holdings in pharmaceutical companies Merck KGaA. Inc., Sanofi, and GlaxoSmithKline PLC. Underperformance by Novartis negatively impacted the fund due to patent expirations.

Stock selection in the Consumer Discretionary sector also detracted from relative returns. Japanese retailer Yamada Denki Co. Ltd. struggled as investor focus shifted to exporting companies that benefited from the weaker yen. Mediaset Espana Comunicacion SA also negatively impacted the fund following a decrease in advertising sales amid the European debt crisis.

FUND CHANGES

During the six-month period we found interesting stock-specific opportunities, which led to minor changes in our sector and regional exposures. Purchases of companies such as Danish container shipping company A.P. MollerMaersk, Japanese construction machinery company Komatsu Ltd., and Swedish engineering company Sandvik AB led to a higher exposure to the Industrials sector. We increased the fund’s exposure to the Materials sector by purchasing Australian manufacturing company Orica Ltd., and adding to existing positions.

In terms of sales, we sold the fund’s holding in Vodafone Group PLC, thereby reducing the exposure to the Telecommunications sector. The sales of MRV Engenharia e Participacoes SA, a Brazilian homebuilder, and WPP PLC, a U.K. communications company, in addition to other trims, lowered exposure to the Consumer Discretionary sector.

MEMBERS Mutual Funds | Review of Period | April 30, 2012

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes

The Conservative Allocation Fund Custom Index consists of 65% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 30% Russell 3000(R) Index and 5% MSCI EAFE Index. See market indexes descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 45% Russell 3000(R) Index and 15% MSCI EAFE Index. See market indexes descriptions below.

The Aggressive Allocation Fund Custom Index consists of 15% Merrill Lynch U.S. Corporate, Government & Mortgage Index, 55% Russell 3000(R) Index and 30% MSCI EAFE Index. See market indexes descriptions below.

Hybrid Fund Indexes

The Custom Blended Index consists of 50% S&P 500 Index and 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market indexes’ descriptions below.

Market Indexes

The CBOE BuyWrite Monthly Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500 Index.

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.

The Russell 1000(R) Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000(R) Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000(R) Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000(R) Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap(R) Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

MEMBERS Mutual Funds | April 30, 2012

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 64.9%
Franklin Floating Rate Daily Access Fund Advisor Class	409,948	$ 3,726,429
Madison Investment Grade Corporate Bond Fund (A)	267,857	3,053,572
Madison Mosaic Institutional Bond Fund (A)	396,157	4,440,922
MEMBERS Bond Fund Class Y (A)	722,529	7,658,806
MEMBERS High Income Fund Class Y (A)	562,853	3,962,483
Metropolitan West Total Return Bond Fund Class I	400,959	4,254,179
PIMCO Investment Grade Corporate Bond Fund Institutional Class	406,161	4,366,233
PIMCO Total Return Fund Institutional Class	379,296	4,255,704
		35,718,328
Foreign Bond Funds - 4.0%
TCW Emerging Markets Income Fund	125,142	1,105,006
Templeton Global Bond Fund Advisor Class	82,461	1,076,945
		2,181,951
Foreign Stock Funds - 5.4%
IVA Worldwide Fund	109,384	1,757,800
MEMBERS International Stock Fund Class Y (A)	117,634	1,233,981
		2,991,781

	Shares	Value (Note 2)
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund	505,726	$ 505,726
Stock Funds - 24.4%
iShares S&P 100 Index Fund ETF	35,297	2,245,948
Madison Mosaic Disciplined Equity Fund (A)	185,025	2,557,051
MEMBERS Equity Income Fund Class Y (A)	347,585	3,573,175
MEMBERS Large Cap Growth Fund Class Y (A)	141,126	2,476,763
MEMBERS Large Cap Value Fund Class Y (A)	188,438	2,564,648
		13,417,585
TOTAL INVESTMENTS - 99.6% ( Cost $51,696,941** )		54,815,371
NET OTHER ASSETS AND LIABILITIES - 0.4%		245,941
TOTAL NET ASSETS - 100.0%		$ 55,061,312

**	Aggregate cost for Federal tax purposes was $52,751,494.
(A)	Affiliated underlying fund (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 41.1%
Franklin Floating Rate Daily Access Fund Advisor Class	737,903	$ 6,707,542
Madison Mosaic Institutional Bond Fund (A)	511,896	5,738,353
MEMBERS Bond Fund Class Y (A)	1,101,721	11,678,238
MEMBERS High Income Fund Class Y (A)	1,216,241	8,562,335
Metropolitan West Total Return Bond Fund	948,309	10,061,563
PIMCO Investment Grade Corporate Bond Fund Institutional Class	677,696	7,285,228
		50,033,259
Foreign Bond Funds - 2.9%
TCW Emerging Markets Income Fund	204,778	1,808,191
Templeton Global Bond Fund Advisor Class	135,827	1,773,902
		3,582,093
Foreign Stock Funds - 10.2%
IVA Worldwide Fund	270,779	4,351,425
Matthews Asian Growth and Income Fund Institutional Shares	110,488	1,866,143
MEMBERS International Stock Fund Class Y (A)	195,599	2,051,835
Madison Mosaic NorthRoad International Fund Class Y (A)	421,590	4,114,720
		12,384,123
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund	1,115,433	1,115,433

	Shares	Value (Note 2)
Stock Funds - 44.8%
iShares S&P 100 Index Fund ETF	82,803	$ 5,268,755
iShares S&P Global Energy Sector Index Fund ETF	23,590	926,851
Madison Mosaic Disciplined Equity Fund (A)	687,072	9,495,338
MEMBERS Equity Income Fund Class Y (A)	463,654	4,766,365
MEMBERS Large Cap Growth Fund Class Y (A)	504,769	8,858,687
MEMBERS Large Cap Value Fund Class Y (A)	724,468	9,860,016
MEMBERS Mid Cap Fund Class Y (A) *	564,392	4,266,801
MEMBERS Small Cap Fund Class Y (A)	217,304	2,529,422
Yacktman Fund/The	464,105	8,646,280
		54,618,515
TOTAL INVESTMENTS - 99.9% ( Cost $110,775,899** )		121,733,423
NET OTHER ASSETS AND LIABILITIES - 0.1%		111,657
TOTAL NET ASSETS - 100.0%		$121,845,080

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $113,196,875.
(A)	Affiliated underlying fund (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 15.4%
MEMBERS High Income Fund Class Y (A)	352,876	$ 2,484,245
Metropolitan West Total Return Bond Fund Class I	244,595	2,595,150
PIMCO Investment Grade Corporate Bond Fund Institutional Class	148,078	1,591,838
		6,671,233
Foreign Bond Funds - 1.0%
TCW Emerging Markets Income Fund	25,452	224,746
Templeton Global Bond Fund Advisor Class	15,964	208,486
		433,232
Foreign Stock Funds - 14.7%
IVA Worldwide Fund	148,530	2,386,878
Madison Mosaic NorthRoad International Fund Class Y (A)	171,278	1,671,675
Matthews Asian Growth and Income Fund Institutional Shares	84,295	1,423,749
MEMBERS International Stock Fund Class Y (A)	87,385	916,670
		6,398,972
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund	470,843	470,843

	Shares	Value (Note 2)
Stock Funds - 67.4%
iShares S&P 100 Index Fund ETF	53,182	$ 3,383,971
iShares S&P Global Energy Sector Index Fund ETF	13,869	544,913
Madison Mosaic Disciplined Equity Fund (A)	371,117	5,128,836
MEMBERS Equity Income Fund Class Y (A)	123,293	1,267,450
MEMBERS Large Cap Growth Fund Class Y (A)	271,954	4,772,801
MEMBERS Large Cap Value Fund Class Y (A)	354,473	4,824,375
MEMBERS Mid Cap Fund Class Y (A) *	367,498	2,778,285
MEMBERS Small Cap Fund Class Y (A)	112,880	1,313,923
Yacktman Fund/The	282,227	5,257,890
		29,272,444
TOTAL INVESTMENTS - 99.6% ( Cost $38,221,012** )		43,246,724
NET OTHER ASSETS AND LIABILITIES - 0.4%		167,141
TOTAL NET ASSETS - 100.0%		$ 43,413,865

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $39,126,700.
(A)	Affiliated underlying fund (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.6%
Fannie Mae (A) - 30.4%
0.108%, 5/9/12	$ 250,000	$ 249,995
0.101%, 5/21/12	200,000	199,989
0.090%, 5/23/12	900,000	899,951
0.101%, 5/30/12	110,000	109,991
0.071%, 6/1/12	1,000,000	999,940
0.110%, 6/6/12	250,000	249,975
0.112%, 6/20/12	200,000	199,969
0.112%, 6/25/12	300,000	299,950
0.107%, 6/27/12	250,000	249,958
0.098%, 7/5/12	400,000	399,931
0.113%, 7/16/12	200,000	199,949
		4,059,598
Federal Home Loan Bank (A) - 30.9%
0.086%, 5/2/12	100,000	100,000
0.086%, 5/4/12	130,000	129,999
0.086%, 5/11/12	250,000	249,994
0.112%, 5/15/12	300,000	299,987
0.096%, 5/16/12	200,000	199,992
0.096%, 5/18/12	100,000	99,996
0.094%, 5/23/12	400,000	399,977
0.101%, 5/25/12	200,000	199,987
0.081%, 5/30/12	150,000	149,990
0.091%, 6/1/12	300,000	299,978
0.109%, 6/13/12	250,000	249,968
0.112%, 6/15/12	300,000	299,959
0.120%, 6/22/12	300,000	299,954
0.091%, 6/27/12	300,000	299,957
0.107%, 6/29/12	100,000	99,982
0.132%, 7/2/12	143,000	142,968
0.107%, 7/11/12	250,000	249,948
0.091%, 7/17/12	100,000	99,981
0.132%, 7/27/12	250,000	249,921
		4,122,538

	Par Value	Value (Note 2)
Freddie Mac (A) - 30.9%
0.087%, 5/7/12	$ 200,000	$ 199,997
0.103%, 5/18/12	330,000	329,984
0.112%, 5/29/12	200,000	199,983
0.109%, 5/30/12	100,000	99,992
0.099%, 6/4/12	300,000	299,974
0.097%, 6/5/12	250,000	249,979
0.096%, 6/6/12	250,000	249,976
0.101%, 6/11/12	250,000	249,972
0.101%, 6/12/12	300,000	299,965
0.051%, 6/13/12	300,000	299,982
0.112%, 6/18/12	500,000	499,927
0.096%, 6/19/12	400,000	399,948
0.099%, 7/9/12	350,000	349,940
0.086%, 7/23/12	400,000	399,922
		4,129,541
U.S. Treasury Bill (A) - 6.4%
0.067%, 5/3/12	$850,000	849,997
Total U.S. Government and Agency Obligations ( Cost $13,161,674 )		13,161,674
	Shares
INVESTMENT COMPANIES - 4.8%
State Street Institutional U.S. Government Money Market Fund	647,374	647,374
Total Investment Companies ( Cost $647,374 )		647,374
TOTAL INVESTMENTS - 103.4% ( Cost $13,809,048** )		13,809,048
NET OTHER ASSETS AND LIABILITIES - (3.4%)		(450,988)
TOTAL NET ASSETS - 100.0%		$ 13,358,060

**	Aggregate cost for Federal tax purposes was $13,809,048.
(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 1.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$ 64,040	$ 64,906
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	670,000	684,601
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	1,500,000	1,521,876
Total Asset Backed Securities ( Cost $2,229,131 )		2,271,383
CORPORATE NOTES AND BONDS - 17.6%
Consumer Discretionary - 2.1%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	750,000	1,030,666
DR Horton Inc., 5.25%, 2/15/15	215,000	225,213
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	575,000	637,482
McDonald’s Corp., 5%, 2/1/19	1,000,000	1,181,796
		3,075,157
Consumer Staples - 3.5%
Campbell Soup Co., 4.5%, 2/15/19	1,000,000	1,119,736
PepsiCo Inc., 4.65%, 2/15/13	215,000	222,221
PepsiCo Inc., 7.9%, 11/1/18	1,000,000	1,356,857
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,167,633
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13	1,240,000	1,257,621
		5,124,068
Energy - 0.9%
Hess Corp., 7.875%, 10/1/29	240,000	322,322
Transocean Inc. (E), 6%, 3/15/18	850,000	951,211
		1,273,533
Financials - 1.6%
American Express Credit Corp., 2.375%, 3/24/17	380,000	387,479
HCP Inc., 6.7%, 1/30/18	490,000	573,359
Lehman Brothers Holdings Inc. (F) *, 5.75%, 1/3/17	520,000	52
Simon Property Group L.P., 5.875%, 3/1/17	270,000	311,707
Swiss Re Solutions Holding Corp., 7%, 2/15/26	290,000	341,982
UBS AG (E), 5.75%, 4/25/18	250,000	274,853
Wells Fargo & Co., 5.25%, 10/23/12	485,000	495,058
		2,384,490
Health Care - 2.0%
Eli Lilly & Co., 6.57%, 1/1/16	500,000	590,730
Genentech Inc., 5.25%, 7/15/35	325,000	370,073
Johnson & Johnson, 2.95%, 9/1/20	1,000,000	1,065,009
Merck & Co. Inc., 5.75%, 11/15/36	500,000	636,964
Wyeth, 6.5%, 2/1/34	230,000	310,163
		2,972,939

	Par Value	Value (Note 2)
Industrials - 2.1%
Boeing Co./The, 8.625%, 11/15/31	$ 240,000	$ 361,607
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	377,761
EI du Pont de Nemours & Co., 5%, 1/15/13	35,000	36,075
Honeywell International Inc., 3.875%, 2/15/14	1,000,000	1,058,698
Norfolk Southern Corp., 5.59%, 5/17/25	359,000	432,193
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	540,613
Waste Management Inc., 7.125%, 12/15/17	235,000	284,605
		3,091,552
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16	400,000	466,326
Materials - 0.4%
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	546,062
Telecommunication Services - 3.4%
AT&T Inc., 4.85%, 2/15/14	1,500,000	1,608,948
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18	1,500,000	2,065,424
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	525,000	766,633
Rogers Communications Inc. (E), 6.25%, 6/15/13	455,000	482,233
		4,923,238
Utilities - 1.3%
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	758,199
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12	215,000	220,652
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	934,182
		1,913,033
Total Corporate Notes and Bonds ( Cost $22,759,116 )		25,770,398
MORTGAGE BACKED SECURITIES - 13.0%
Fannie Mae - 11.2%
4%, 4/1/15 Pool # 255719	179,600	191,120
5.5%, 4/1/16 Pool # 745444	152,339	166,486
6%, 5/1/16 Pool # 582558	11,103	12,160
5.5%, 2/1/18 Pool # 673194	167,369	183,104
5%, 5/1/20 Pool # 813965	275,842	301,601
4.5%, 9/1/20 Pool # 835465	281,632	303,482
6%, 5/1/21 Pool # 253847	25,829	28,574
4.5%, 4/1/23 Pool # 974401	677,911	736,014
4.5%, 6/1/23 Pool # 984075	360,124	387,163
7%, 12/1/29 Pool # 762813	22,747	26,407
7%, 11/1/31 Pool # 607515	25,156	29,806
6.5%, 3/1/32 Pool # 631377	193,686	222,549
7%, 4/1/32 Pool # 641518	2,121	2,500
7%, 5/1/32 Pool # 644591	10,700	12,678

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES (continued)
Fannie Mae (continued)
6.5%, 6/1/32 Pool # 545691	$ 331,651	$ 379,967
6%, 12/1/32 Pool # 676552	104,153	116,753
5.5%, 4/1/33 Pool # 690206	711,663	784,525
5%, 10/1/33 Pool # 254903	376,933	409,937
5.5%, 11/1/33 Pool # 555880	471,203	519,446
5%, 5/1/34 Pool # 775604	54,827	59,628
5%, 5/1/34 Pool # 780890	184,040	200,154
5%, 6/1/34 Pool # 255230	86,820	94,422
5.5%, 6/1/34 Pool # 780384	657,355	723,835
7%, 7/1/34 Pool # 792636	16,736	19,286
5.5%, 8/1/34 Pool # 793647	133,851	147,932
5.5%, 3/1/35 Pool # 815976	648,572	714,164
5.5%, 7/1/35 Pool # 825283	315,906	347,888
5%, 8/1/35 Pool # 829670	378,661	411,697
5.5%, 8/1/35 Pool # 826872	152,517	167,774
5%, 9/1/35 Pool # 820347	376,252	421,189
5%, 9/1/35 Pool # 835699	337,700	378,033
5%, 10/1/35 Pool # 797669	373,687	414,884
5.5%, 10/1/35 Pool # 836912	343,765	377,887
5%, 11/1/35 Pool # 844504	418,048	465,233
5%, 11/1/35 Pool # 844809	269,360	292,860
5%, 12/1/35 Pool # 850561	290,369	315,703
6%, 7/1/36 Pool # 870749	307,461	342,398
6%, 11/1/36 Pool # 902510	393,348	441,794
5.5%, 2/1/37 Pool # 905140	334,082	368,861
5.5%, 5/1/37 Pool # 899323	249,649	274,351
5.5%, 5/1/37 Pool # 928292	525,723	581,026
6%, 10/1/37 Pool # 947563	436,690	490,475
6.5%, 12/1/37 Pool # 889072	651,367	736,083
5%, 4/1/38 Pool # 257160	647,357	703,432
5.5%, 7/1/38 Pool # 986805	219,389	240,068
5.5%, 7/1/38 Pool # 986973	480,896	530,883
5%, 8/1/38 Pool # 988934	625,211	687,769
6.5%, 8/1/38 Pool # 987711	616,448	695,274
		16,459,255
Freddie Mac - 1.7%
5%, 5/1/18 Pool # E96322	146,170	158,169
8%, 6/1/30 Pool # C01005	3,007	3,714
7%, 3/1/31 Pool # C48133	7,795	9,266
6.5%, 1/1/32 Pool # C62333	54,037	61,849
5%, 7/1/33 Pool # A11325	867,642	959,175
6%, 10/1/34 Pool # A28439	96,243	107,329
6%, 10/1/34 Pool # A28598	39,451	43,996

	Par Value	Value (Note 2)
5%, 4/1/35 Pool # A32315	$ 104,821	$ 116,849
5%, 4/1/35 Pool # A32316	98,451	109,748
5.5%, 11/1/37 Pool # A68787	797,941	885,247
		2,455,342
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	9,434	10,162
6.5%, 2/20/29 Pool # 2714	28,313	32,568
6.5%, 4/20/31 Pool # 3068	15,063	17,374
		60,104
Total Mortgage Backed Securities ( Cost $17,121,145 )		18,974,701
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.3%
Fannie Mae - 0.8%
4.625%, 10/15/14	1,095,000	1,207,577
Federal Farm Credit Bank - 0.4%
5.875%, 10/3/16	500,000	605,261
Freddie Mac - 0.3%
4.500%, 1/15/14	400,000	429,608
U.S. Treasury Bonds - 7.8%
6.625%, 2/15/27	2,905,000	4,400,169
4.500%, 5/15/38	5,500,000	7,017,659
		11,417,828
U.S. Treasury Notes - 57.0%
1.375%, 5/15/12	688,000	688,323
1.375%, 1/15/13	8,000,000	8,067,184
3.125%, 8/31/13	7,425,000	7,709,236
4.000%, 2/15/14	3,850,000	4,106,114
4.250%, 8/15/14	8,360,000	9,107,827
2.375%, 9/30/14	2,000,000	2,099,218
2.250%, 1/31/15	9,000,000	9,460,548
2.500%, 3/31/15	265,000	281,128
4.250%, 8/15/15	5,500,000	6,178,909
2.750%, 11/30/16	5,000,000	5,453,125
3.125%, 1/31/17	3,800,000	4,217,111
2.375%, 7/31/17	2,200,000	2,366,375
4.250%, 11/15/17	4,300,000	5,062,579
2.750%, 2/15/19	7,700,000	8,457,364
3.625%, 8/15/19	2,750,000	3,183,339
2.625%, 11/15/20	6,600,000	7,111,500
		83,549,880
Total U.S. Government and Agency Obligations ( Cost $88,891,223 )		97,210,154

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Bond Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 0.9%
State Street Institutional U.S. Government Money Market Fund	$1,358,533	$ 1,358,533
Total Investment Companies ( Cost $1,358,533 )		1,358,533
TOTAL INVESTMENTS - 99.4% ( Cost $132,359,148** )		145,585,169
NET OTHER ASSETS AND LIABILITIES - 0.6%		941,314
TOTAL NET ASSETS - 100.0%		$146,526,483

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $132,359,148.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2012.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security. (See Note 2.)
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.2% of total net assets.
(F)	In default. Issuer is bankrupt.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 96.3%
Consumer Discretionary - 31.5%
Auto Components - 2.4%
Allison Transmission Inc. (A), 11%, 11/1/15	$ 177,000	$ 186,735
Allison Transmission Inc. (A), 7.125%, 5/15/19	500,000	523,750
American Axle & Manufacturing Inc., 7.875%, 3/1/17	750,000	776,250
Goodyear Tire & Rubber Co., 7%, 5/15/22	350,000	347,375
Lear Corp., 8.125%, 3/15/20	500,000	557,500
		2,391,610
Automobiles - 1.1%
Cooper Standard Automotive Inc., 8.5%, 5/1/18	1,000,000	1,080,000
Diversified Consumer Services - 0.2%
Education Management LLC / Education Management Finance Corp., 8.75%, 6/1/14	250,000	243,125
Hotels, Restaurants & Leisure - 4.1%
Boyd Gaming Corp., 7.125%, 2/1/16	150,000	146,250
Boyd Gaming Corp., 9.125%, 12/1/18	500,000	525,000
Felcor Lodging L.P., 6.75%, 6/1/19	1,000,000	1,010,000
Isle of Capri Casinos Inc., 7%, 3/1/14	500,000	498,750
Pinnacle Entertainment Inc., 8.625%, 8/1/17	800,000	876,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	220,500
Scientific Games International Inc. (A), 7.875%, 6/15/16	500,000	520,625
Scientific Games International Inc., 9.25%, 6/15/19	250,000	276,875
		4,074,000
Household Durables - 2.4%
Griffon Corp., 7.125%, 4/1/18	1,000,000	1,043,750
Jarden Corp., 8%, 5/1/16	500,000	547,188
Jarden Corp., 7.5%, 5/1/17	250,000	278,125
Spectrum Brands Holdings Inc., 9.5%, 6/15/18	500,000	566,250
		2,435,313
Media - 18.2%
Allbritton Communications Co., 8%, 5/15/18	500,000	532,500
AMC Networks Inc. (A), 7.75%, 7/15/21	300,000	335,250
Belo Corp., 8%, 11/15/16	500,000	555,000
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	265,625
CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20	1,000,000	1,120,000
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	783,750
Cequel Communications Holdings I LLC and Cequel Capital Corp. (A), 8.625%, 11/15/17	1,150,000	1,242,000
Clear Channel Worldwide Holdings Inc. (A), 7.625%, 3/15/20	500,000	495,000
CSC Holdings LLC (A), 6.75%, 11/15/21	400,000	415,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19	650,000	615,062

	Par Value	Value (Note 2)
DISH DBS Corp., 6.75%, 6/1/21	$1,125,000	$ 1,231,875
Gannett Co. Inc., 7.125%, 9/1/18	1,000,000	1,062,500
Gray Television Inc., 10.5%, 6/29/15	700,000	735,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19	250,000	267,500
Hughes Satellite Systems Corp., 7.625%, 6/15/21	750,000	812,812
Inmarsat Finance PLC (A) (B), 7.375%, 12/1/17	300,000	322,500
Intelsat Jackson Holdings S.A. (B), 11.25%, 6/15/16	500,000	525,625
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17	675,000	700,312
Intelsat Luxembourg S.A., PIK (A) (B), 11.5%, 2/4/17	375,000	387,188
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15	500,000	515,000
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	450,000	490,500
Mediacom LLC / Mediacom Capital Corp. (A), 7.25%, 2/15/22	100,000	101,500
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 2/1/14	130,000	150,475
Nielsen Finance LLC / Nielsen Finance Co., 7.75%, 10/15/18	1,000,000	1,105,000
Quebecor Media Inc. (B), 7.75%, 3/15/16	250,000	257,188
UPCB Finance V Ltd. (A), 7.25%, 11/15/21	350,000	368,375
UPCB Finance V Ltd. (A), 6.875%, 1/15/22	250,000	256,875
Viasat Inc., 8.875%, 9/15/16	500,000	541,250
Viasat Inc. (A), 6.875%, 6/15/20	370,000	374,625
Videotron Ltee (A) (B), 5%, 7/15/22	1,000,000	997,500
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	500,000	545,000
		18,107,787
Specialty Retail - 2.7%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	750,000	750,000
Ltd. Brands Inc., 6.9%, 7/15/17	250,000	279,687
Pantry Inc./The, 7.75%, 2/15/14	500,000	500,000
Penske Automotive Group Inc., 7.75%, 12/15/16	1,080,000	1,124,561
Yankee Acquisition Corp., Series B, 8.5%, 2/15/15	15,000	15,375
		2,669,623
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	258,125
Iconix Brand Group Inc. (A) (C), 2.5%, 6/1/16	150,000	140,250
		398,375
Consumer Staples - 5.5%
ACCO Brands Corp., 10.625%, 3/15/15	250,000	272,613
ACCO Brands Corp., 7.625%, 8/15/15	500,000	512,710
Central Garden and Pet Co., 8.25%, 3/1/18	350,000	360,937
Del Monte Corp., 7.625%, 2/15/19	600,000	606,000
Dole Food Co. Inc. (A), 8%, 10/1/16	200,000	211,000

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Consumer Staples (continued)
Ingles Markets Inc., 8.875%, 5/15/17	$ 850,000	$ 920,125
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15	900,000	922,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17	500,000	541,250
Stater Brothers Holdings, 7.75%, 4/15/15	250,000	255,625
SUPERVALU Inc., 8%, 5/1/16	350,000	367,500
Tops Markets LLC, 10.125%, 10/15/15	500,000	535,000
		5,505,260
Energy - 10.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7%, 5/20/22	400,000	408,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	505,000
Bill Barrett Corp., 7.625%, 10/1/19	500,000	505,000
Chaparral Energy Inc., 8.875%, 2/1/17	500,000	524,065
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	532,500
Chesapeake Energy Corp., 6.775%, 3/15/19	1,100,000	1,069,750
Continental Resources Inc., 8.25%, 10/1/19	250,000	280,000
Ferrellgas L.P. / Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	526,250
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp. (D), 8.625%, 6/15/20	325,000	293,312
Frac Tech Services LLC / Frac Tech Finance Inc. (A), 7.625%, 11/15/18	500,000	516,250
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16	145,000	152,250
Inergy L.P. / Inergy Finance Corp., 7%, 10/1/18	250,000	256,250
Inergy L.P. / Inergy Finance Corp., 6.875%, 8/1/21	366,000	369,660
Linn Energy LLC / Linn Energy Finance Corp. (A), 6.5%, 5/15/19	750,000	753,750
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	548,750
PetroBakken Energy Ltd. (A) (B), 8.625%, 2/1/20	500,000	521,250
Precision Drilling Corp. (B), 6.5%, 12/15/21	750,000	780,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18	500,000	530,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.5%, 7/15/21	750,000	795,000
Unit Corp., 6.625%, 5/15/21	250,000	253,750
		10,120,787
Financials - 3.7%
CIT Group Inc. (A), 7%, 5/2/16	650,000	651,625
CIT Group Inc. (A), 7%, 5/2/17	750,000	751,875
CIT Group Inc., 5.25%, 3/15/18	200,000	206,000

	Par Value	Value (Note 2)
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	$ 500,000	$ 522,500
Nuveen Investments Inc., 10.5%, 11/15/15	975,000	1,006,687
Trans Union LLC / TransUnion Financing Corp., 11.375%, 6/15/18	500,000	593,750
		3,732,437
Health Care - 10.6%
AMGH Merger Sub Inc. (A), 9.25%, 11/1/18	500,000	515,000
Biomet Inc., 10%, 10/15/17	500,000	539,375
Biomet Inc., 11.625%, 10/15/17	1,000,000	1,085,000
DaVita Inc., 6.375%, 11/1/18	500,000	525,000
DaVita Inc., 6.625%, 11/1/20	250,000	261,563
Endo Pharmaceuticals Holdings Inc., 7%, 12/15/20	800,000	855,000
Endo Pharmaceuticals Holdings Inc., 7.25%, 1/15/22	200,000	214,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	300,000	305,250
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22	550,000	558,937
HCA Inc., 6.5%, 2/15/20	500,000	535,000
HCA Inc., 7.5%, 2/15/22	650,000	699,562
HCA Inc., 5.875%, 3/15/22	250,000	254,063
Hologic Inc. (C) (E), 2%, 12/15/37	275,000	272,938
Multiplan Inc. (A), 9.875%, 9/1/18	250,000	271,250
Mylan Inc. (A), 6%, 11/15/18	250,000	262,500
Tenet Healthcare Corp., 9.25%, 2/1/15	150,000	167,625
Tenet Healthcare Corp. (A), 6.25%, 11/1/18	250,000	260,000
Tenet Healthcare Corp., 8%, 8/1/20	850,000	884,000
Valeant Pharmaceuticals International (A), 6.5%, 7/15/16	550,000	569,937
Valeant Pharmaceuticals International (A), 6.75%, 10/1/17	1,000,000	1,028,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19	500,000	501,875
		10,567,125
Industrials - 12.8%
Affinion Group Inc. (D), 11.5%, 10/15/15	450,000	398,250
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	500,000	511,250
ARAMARK Corp., 8.5%, 2/1/15	1,550,000	1,588,765
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 9.625%, 3/15/18	250,000	272,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	750,000	785,625
Bristow Group Inc., 7.5%, 9/15/17	250,000	261,250
FTI Consulting Inc., 7.75%, 10/1/16	350,000	364,000
Geo Group Inc/The, 7.75%, 10/15/17	1,000,000	1,080,000
Hertz Corp./The, 6.75%, 4/15/19	250,000	260,938

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Industrials (continued)
Huntington Ingalls Industries Inc., 6.875%, 3/15/18	$ 500,000	$ 528,750
Huntington Ingalls Industries Inc., 7.125%, 3/15/21	100,000	105,875
Iron Mountain Inc., 6.625%, 1/1/16	500,000	500,625
Moog Inc., 7.25%, 6/15/18	500,000	532,500
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18	300,000	326,250
RR Donnelley & Sons Co., 7.25%, 5/15/18	500,000	483,750
RSC Equipment Rental Inc. / RSC Holdings III LLC, 8.25%, 2/1/21	150,000	162,000
ServiceMaster Co./The, PIK (A), 10.75%, 7/15/15	464,048	484,355
ServiceMaster Co./The (A), 8%, 2/15/20	500,000	535,000
Terex Corp., 8%, 11/15/17	400,000	419,000
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	450,000	500,625
Trinity Industries Inc. (C), 3.875%, 6/1/36	500,000	526,250
United Rentals North America Inc., 9.25%, 12/15/19	500,000	557,500
UR Financing Escrow Corp. (A), 7.625%, 4/15/22	500,000	528,750
West Corp./Old, 11%, 10/15/16	1,000,000	1,062,500
		12,776,308
Information Technology - 4.9%
Advanced Micro Devices Inc. (C), 6%, 5/1/15	77,000	79,310
Advanced Micro Devices Inc., 8.125%, 12/15/17	550,000	605,000
General Cable Corp. (C), 0.875%, 11/15/13	325,000	316,875
Level 3 Financing Inc. (A), 8.125%, 7/1/19	200,000	205,500
Level 3 Financing Inc. (A), 8.625%, 7/15/20	850,000	890,375
Sensata Technologies BV (A) (B), 6.5%, 5/15/19	200,000	208,500
SunGard Data Systems Inc., 10.25%, 8/15/15	800,000	829,000
SunGard Data Systems Inc., 7.375%, 11/15/18	500,000	533,750
Syniverse Holdings Inc., 9.125%, 1/15/19	1,100,000	1,219,625
		4,887,935
Materials - 7.7%
Arch Coal Inc., 7.25%, 10/1/20	1,000,000	895,000
Arch Western Finance LLC, 6.75%, 7/1/13	213,000	213,000
Ardagh Packaging Finance PLC (A) (B), 9.125%, 10/15/20	250,000	270,625
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc. (A) (B), 9.125%, 10/15/20	325,000	345,312
Ferro Corp., 7.875%, 8/15/18	500,000	512,500
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	100,000	103,500
Graphic Packaging International Inc., 9.5%, 6/15/17	500,000	555,000

	Par Value	Value (Note 2)
Greif Inc., 6.75%, 2/1/17	$ 250,000	$ 270,000
Huntsman International LLC, 5.5%, 6/30/16	500,000	500,625
JMC Steel Group (A), 8.25%, 3/15/18	1,000,000	1,035,000
LyondellBasell Industries N.V. (A) (B), 5%, 4/15/19	1,000,000	1,032,500
Owens-Brockway Glass Container Inc. (A) (C), 3%, 6/1/15	150,000	146,438
Reynolds Group Holdings Ltd. (A), 8.25%, 2/15/21	750,000	723,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9.25%, 5/15/18	250,000	252,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 4/15/19	250,000	251,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9.875%, 8/15/19	500,000	521,250
		7,628,250
Telecommunication Services - 7.1%
CenturyLink Inc., 5.8%, 3/15/22	500,000	495,702
CommScope Inc. (A), 8.25%, 1/15/19	500,000	533,750
Crown Castle International Corp., 7.125%, 11/1/19	150,000	164,250
Frontier Communications Corp., 8.25%, 5/1/14	375,000	407,812
Frontier Communications Corp., 7.875%, 4/15/15	650,000	705,250
Frontier Communications Corp., 8.5%, 4/15/20	350,000	364,000
Nextel Communications Inc., Series E, 6.875%, 10/31/13	500,000	500,000
Nextel Communications Inc., Series D, 7.375%, 8/1/15	500,000	485,000
Qwest Communications International Inc., 7.5%, 2/15/14	385,000	385,963
Qwest Communications International Inc., 7.125%, 4/1/18	500,000	533,750
Sprint Nextel Corp. (A), 7%, 3/1/20	200,000	204,000
tw telecom holdings, Inc., 8%, 3/1/18	500,000	547,500
Windstream Corp., 7.875%, 11/1/17	900,000	994,500
Windstream Corp., 7%, 3/15/19	250,000	255,000
Windstream Corp., 7.75%, 10/15/20	500,000	535,000
		7,111,477
Utilities - 2.4%
AES Corp./The, 8%, 10/15/17	250,000	285,000
AES Corp./The, 8%, 6/1/20	250,000	287,500
Calpine Corp. (A), 7.25%, 10/15/17	500,000	533,750
Calpine Corp. (A), 7.5%, 2/15/21	500,000	535,000
NRG Energy Inc., 8.25%, 9/1/20	725,000	726,813
		2,368,063
Total Corporate Notes and Bonds ( Cost $91,187,309 )		96,097,475
See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

High Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
PREFERRED STOCK - 0.6%
Information Technology - 0.6%
Lucent Technologies Capital Trust I (D)	800	$ 620,000
Total Preferred Stocks ( Cost $774,531 )		620,000
INVESTMENT COMPANIES - 2.3%
State Street Institutional U.S. Government Money Market Fund	2,261,382	2,261,382
Total Investment Companies ( Cost $2,261,382 )		2,261,382
TOTAL INVESTMENTS - 99.2% ( Cost $94,223,222** )		98,978,857
NET OTHER ASSETS AND LIABILITIES - 0.8%		814,133
TOTAL NET ASSETS - 100.0%		$ 99,792,990

**	Aggregate cost for Federal tax purposes was $94,240,368.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or  other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.5% of total net assets.
(C)	Convertible.
(D)	Illiquid security. (See Note 2.)
(E)	Floating rate or variable rate note. Rate shown is as of April 30, 2012.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 54.2%
Consumer Discretionary - 4.2%
McDonald’s Corp.	8,000	$ 779,600
Omnicom Group Inc.	16,000	820,960
Target Corp.	21,500	1,245,710
Time Warner Inc.	31,000	1,161,260
		4,007,530
Consumer Staples - 7.2%
Coca-Cola Co./The	10,500	801,360
Diageo PLC, ADR	6,800	687,616
Nestle S.A., ADR	14,000	855,960
PepsiCo Inc.	25,500	1,683,000
Philip Morris International Inc.	7,000	626,570
Procter & Gamble Co./The	17,500	1,113,700
Sysco Corp.	18,500	534,650
Wal-Mart Stores Inc.	9,000	530,190
		6,833,046
Energy - 6.0%
Chevron Corp.	22,700	2,418,912
ConocoPhillips	30,000	2,148,900
Ensco PLC, ADR	21,000	1,147,650
		5,715,462
Financials - 9.3%
Axis Capital Holdings Ltd.	25,500	867,510
Bank of New York Mellon Corp./The	25,500	603,075
BlackRock Inc.	4,800	919,584
M&T Bank Corp.	8,000	690,160
Northern Trust Corp.	13,500	642,465
PartnerRe Ltd.	12,500	870,250
Travelers Cos. Inc./The	29,000	1,865,280
US Bancorp	33,500	1,077,695
Wells Fargo & Co.	38,000	1,270,340
		8,806,359
Health Care - 8.5%
Becton, Dickinson and Co.	7,500	588,375
Johnson & Johnson	27,000	1,757,430
Medtronic Inc.	31,100	1,188,020
Merck & Co. Inc.	44,500	1,746,180
Novartis AG, ADR	9,300	513,081
Pfizer Inc.	102,062	2,340,282
		8,133,368
Industrials - 6.6%
3M Co.	16,000	1,429,760
Boeing Co./The	9,500	729,600
Emerson Electric Co.	11,000	577,940
Illinois Tool Works Inc.	11,500	659,870
Lockheed Martin Corp.	6,300	570,402
Norfolk Southern Corp.	12,500	911,625
	Shares	Value (Note 2)
United Parcel Service Inc., Class B	11,000	$ 859,540
Waste Management Inc.	17,000	581,400
		6,320,137
Information Technology - 7.8%
Broadridge Financial Solutions Inc.	34,700	805,387
Intel Corp.	61,000	1,732,400
International Business Machines Corp.	3,000	621,240
Linear Technology Corp.	20,000	654,200
Microsoft Corp.	70,700	2,263,814
Paychex Inc.	26,500	820,970
Western Union Co./The	31,000	569,780
		7,467,791
Materials - 0.9%
Air Products & Chemicals Inc.	9,500	812,155
Telecommunication Service - 2.0%
AT&T Inc.	58,992	1,941,427
Utilities - 1.7%
Exelon Corp.	25,500	994,755
FirstEnergy Corp.	13,600	636,752
		1,631,507
Total Common Stocks ( Cost $43,397,854 )		51,668,782

	Par Value
ASSET BACKED SECURITIES - 0.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$ 98,971	100,310
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	465,000	475,133
Total Asset Backed Securities ( Cost $566,611 )		575,443
CORPORATE NOTES AND BONDS - 14.6%
Consumer Discretionary - 2.1%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	750,000	1,030,666
DR Horton Inc., 5.25%, 2/15/15	130,000	136,175
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	360,316
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	400,000	429,000
		1,956,157
Consumer Staples - 0.9%
Kraft Foods Inc., 6.5%, 11/1/31	475,000	582,744
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13	280,000	283,979
		866,723
Energy - 0.7%
Hess Corp., 7.875%, 10/1/29	150,000	201,452
Transocean Inc. (D), 7.5%, 4/15/31	400,000	465,411
		666,863

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Financials - 2.5%
American Express Credit Corp., 2.375%, 3/24/17	$ 90,000	$ 91,771
HCP Inc., 6.7%, 1/30/18	335,000	391,991
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17	410,000	41
Nationwide Health Properties Inc., Series D, 8.25%, 7/1/12	600,000	605,583
Simon Property Group L.P., 5.875%, 3/1/17	140,000	161,626
Swiss Re Solutions Holding Corp., 7%, 2/15/26	210,000	247,642
US Bank NA, 6.3%, 2/4/14	500,000	545,259
Wells Fargo & Co., 5.25%, 10/23/12	330,000	336,843
		2,380,756
Health Care - 2.4%
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,244,194
Eli Lilly & Co., 6.57%, 1/1/16	300,000	354,438
Genentech Inc., 5.25%, 7/15/35	195,000	222,044
Merck & Co. Inc., 5.75%, 11/15/36	220,000	280,264
Wyeth, 6.5%, 2/1/34	150,000	202,280
		2,303,220
Industrials - 1.3%
Boeing Co./The, 8.625%, 11/15/31	150,000	226,004
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	231,958
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	287,728
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	360,409
Waste Management Inc., 7.125%, 12/15/17	150,000	181,663
		1,287,762
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16	240,000	279,795
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30	175,000	200,777
Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	606,005
Rogers Communications Inc. (D), 6.25%, 6/15/13	315,000	333,854
		939,859
Utilities - 3.2%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	224,095
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	530,365
Sierra Pacific Power Co., Series M, 6%, 5/15/16	126,000	146,974
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	565,762
Westar Energy Inc., 6%, 7/1/14	600,000	657,701

	Par Value	Value (Note 2)
Wisconsin Electric Power Co., 6.5%, 6/1/28	$ 750,000	$ 934,182
		3,059,079
Total Corporate Notes and Bonds ( Cost $12,531,595 )		13,940,991
MORTGAGE BACKED SECURITIES - 8.0%
Fannie Mae - 6.8%
4%, 4/1/15 Pool # 255719	64,544	68,684
5.5%, 4/1/16 Pool # 745444	97,155	106,178
6%, 5/1/16 Pool # 582558	16,654	18,239
5%, 12/1/17 Pool # 672243	223,685	243,245
5%, 5/1/20 Pool # 813965	225,689	246,765
4.5%, 9/1/20 Pool # 835465	281,632	303,481
6%, 5/1/21 Pool # 253847	36,160	40,004
7%, 12/1/29 Pool # 762813	14,475	16,805
7%, 11/1/31 Pool # 607515	25,156	29,806
7%, 5/1/32 Pool # 644591	17,121	20,285
5.5%, 10/1/33 Pool # 254904	250,809	276,487
5%, 5/1/34 Pool # 782214	13,206	14,363
5%, 6/1/34 Pool # 255230	212,455	231,057
7%, 7/1/34 Pool # 792636	10,520	12,123
5.5%, 8/1/34 Pool # 793647	81,870	90,482
5.5%, 3/1/35 Pool # 810075	162,961	179,137
5.5%, 3/1/35 Pool # 815976	398,115	438,377
5%, 8/1/35 Pool # 829670	220,152	239,359
5%, 9/1/35 Pool # 820347	224,431	251,235
5%, 9/1/35 Pool # 835699	210,201	235,306
5%, 10/1/35 Pool # 797669	339,715	377,168
5%, 11/1/35 Pool # 844504	292,633	325,663
5%, 11/1/35 Pool # 844809	171,411	186,366
5%, 12/1/35 Pool # 850561	176,747	192,167
5.5%, 2/1/36 Pool # 851330	73,501	80,965
5.5%, 9/1/36 Pool # 831820	428,130	479,322
6%, 9/1/36 Pool # 831741	160,554	178,104
5.5%, 10/1/36 Pool # 896340	55,604	61,087
5.5%, 10/1/36 Pool # 901723	219,368	240,114
5.5%, 12/1/36 Pool # 902853	353,143	389,851
5.5%, 12/1/36 Pool # 903059	342,037	381,011
5.5%, 12/1/36 Pool # 907512	227,628	250,151
5.5%, 12/1/36 Pool # 907635	280,547	312,514
		6,515,901
Freddie Mac - 1.1%
8%, 6/1/30 Pool # C01005	5,563	6,870
6.5%, 1/1/32 Pool # C62333	81,055	92,774
5%, 7/1/33 Pool # A11325	619,744	685,125
6%, 10/1/34 Pool # A28439	56,564	63,079
6%, 10/1/34 Pool # A28598	23,186	25,857
5%, 4/1/35 Pool # A32315	69,182	77,121
5%, 4/1/35 Pool # A32316	55,727	62,121
		1,012,947

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES (continued)
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	$ 6,170	$ 6,647
6.5%, 2/20/29 Pool # 2714	39,638	45,595
6.5%, 4/20/31 Pool # 3068	25,104	28,956
		81,198
Total Mortgage Backed Securities ( Cost $6,879,790 )		7,610,046
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.8%
U.S. Treasury Bond - 1.4%
6.625%, 2/15/27	860,000	1,302,632
U.S. Treasury Notes - 14.4%
1.375%, 5/15/12	375,000	375,176
0.375%, 10/31/12	1,000,000	1,001,055
1.375%, 1/15/13	1,000,000	1,008,398
3.125%, 8/31/13	290,000	301,102
4.000%, 2/15/14	1,150,000	1,226,501
4.250%, 8/15/14	1,575,000	1,715,889
4.250%, 11/15/14	2,000,000	2,196,562
2.500%, 3/31/15	190,000	201,563
4.250%, 8/15/15	60,000	67,406
3.125%, 1/31/17	1,400,000	1,553,672
2.375%, 7/31/17	200,000	215,125
4.250%, 11/15/17	2,100,000	2,472,422
3.375%, 11/15/19	500,000	569,844
2.625%, 11/15/20	800,000	862,000
		13,766,715
Total U.S. Government and Agency Obligations ( Cost $14,309,738 )		15,069,347
	Shares	Value (Note 2)
INVESTMENT COMPANIES - 6.2%
State Street Institutional U.S. Government Money Market Fund	5,875,238	$ 5,875,238
Total Investment Companies ( Cost $5,875,238 )		5,875,238
TOTAL INVESTMENTS - 99.4% ( Cost $83,560,826** )		94,739,847
NET OTHER ASSETS AND LIABILITIES - 0.6%		567,691
TOTAL NET ASSETS - 100.0%		$ 95,307,538

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $83,746,120.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security. (See Note 2.)
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCK - 78.0%***
Consumer Discretionary - 9.0%
Best Buy Co. Inc.	30,000	$ 662,100
CarMax Inc.*	70,729	2,183,404
Kohl’s Corp.	50,000	2,506,500
Staples Inc.	140,000	2,156,000
Target Corp.	35,000	2,027,900
		9,535,904
Energy - 13.8%
Apache Corp.	30,000	2,878,200
Canadian Natural Resources Ltd.	85,000	2,953,750
Noble Corp.*	40,000	1,522,400
Petroleo Brasileiro S.A., ADR	85,000	2,000,900
Schlumberger Ltd.	50,000	3,707,000
Southwestern Energy Co.*	50,000	1,579,000
		14,641,250
Financials - 8.5%
Bank of New York Mellon Corp./The	100,000	2,365,000
IntercontinentalExchange Inc.*	10,000	1,330,400
Morgan Stanley	90,100	1,556,928
State Street Corp.	45,000	2,079,900
T Rowe Price Group Inc.	14,400	908,856
US Bancorp	25,000	804,250
		9,045,334
Health Care - 13.7%
Community Health Systems Inc.*	60,000	1,460,400
Gilead Sciences Inc.*	15,000	780,150
Laboratory Corp. of America Holdings*	24,000	2,109,360
Mylan Inc.*	120,000	2,605,200
St. Jude Medical Inc.	55,000	2,129,600
Stryker Corp.	45,000	2,455,650
Teva Pharmaceutical Industries Ltd., ADR	65,000	2,973,100
		14,513,460
Industrials - 7.0%
Expeditors International of Washington Inc.	60,000	2,400,000
Jacobs Engineering Group Inc.*	50,000	2,191,500
Norfolk Southern Corp.	40,000	2,917,200
		7,508,700
Information Technology - 22.0%
Adobe Systems Inc.*	60,000	2,013,600
Altera Corp.	60,000	2,134,200
Apple Inc.*	2,500	1,460,600
BMC Software Inc.*	60,000	2,475,600

	Shares	Value (Note 2)
Broadcom Corp., Class A*	60,000	$ 2,196,000
Brocade Communications Systems Inc.*	130,003	720,217
Cisco Systems Inc.	110,000	2,216,500
eBay Inc.*	26,000	1,067,300
EMC Corp.*	40,000	1,128,400
FLIR Systems Inc.	100,000	2,246,000
Google Inc., Class A*	5,500	3,328,765
QUALCOMM Inc.	30,000	1,915,200
Yahoo! Inc.*	35,000	543,900
		23,446,282
Materials - 4.0%
Freeport-McMoRan Copper & Gold Inc.	82,000	3,140,600
International Flavors & Fragrances Inc.	18,202	1,095,942
		4,236,542
Total Common Stock (Cost $82,846,474)		82,927,472
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Treasury Bill
0.07%, 7/12/12	5,000,000	4,999,259
Total U.S. Government and Agency Obligations (Cost $4,999,259)		4,999,259
INVESTMENT COMPANIES - 2.0%
SPDR S&P 500 ETF Trust	15,000	2,096,550
Total Investment Companies (Cost $2,100,742)		2,096,550
Repurchase Agreement - 17.1%
With U.S. Bank National Association issued 04/30/12 at 0.01%, due 05/1/2012, collateralized by $4,261,317 in Fannie Mae Pool #254725 due 05/1/2033 and collateralized by $14,278,777 in Fannie Mae Pool #695167 due 05/01/2033. Proceeds at maturity are $18,177,557 (Cost $18,177,552)		18,177,552
TOTAL INVESTMENTS - 101.8% (Cost $108,124,027**)		108,200,833
NET OTHER ASSETS AND LIABILITIES - 0.4%		480,200
TOTAL CALL & PUT OPTIONS WRITTEN- (2.2%)		(2,383,905)
TOTAL ASSETS - 100.0%		$106,297,128

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $108,133,770.
***	All or a portion of these securities’ positions represents covers (directly or through conversion rights) for outstanding options written.
ADR	American Depository Receipt
ETN	Exchange Traded Note

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 shares per contract)	Expiration Date	Exercise Price	Value (Note 2)
Adobe Systems Inc.	300	July 2012	$ 33.00	$ 61,500
Adobe Systems Inc.	150	July 2012	34.00	22,875
Apache Corp.	200	July 2012	110.00	12,600
Apple Inc.	25	July 2012	610.00	60,250
Bank of New York Mellon Corp./The	400	September 2012	24.00	58,200
Bank of New York Mellon Corp./The	300	September 2012	25.00	30,450
BMC Software Inc.	250	May 2012	35.00	150,000
BMC Software Inc.	150	May 2012	36.00	81,750
BMC Software Inc.	200	August 2012	42.00	49,500
Broadcom Corp.	200	May 2012	41.00	5,200
Canadian Natural Resources Ltd.	200	June 2012	40.00	3,500
Canadian Natural Resources Ltd.	300	September 2012	36.00	68,250
CarMax Inc.	400	July 2012	32.00	48,000
CarMax Inc.	150	October 2012	32.00	30,375
Cisco Systems Inc.	400	May 2012	20.00	27,400
Cisco Systems Inc.	400	July 2012	21.00	21,800
Community Health Systems Inc.	300	May 2012	24.00	34,500
Community Health Systems Inc.	300	June 2012	25.00	36,000
eBay Inc.	260	July 2012	34.00	195,000
EMC Corp.	400	July 2012	28.00	54,000
Expeditors International of Washington Inc.	300	May 2012	45.00	2,250
Expeditors International of Washington Inc.	300	August 2012	47.50	8,250
Freeport-McMoRan Copper & Gold Inc.	270	May 2012	40.00	12,960
Freeport-McMoRan Copper & Gold Inc.	142	May 2012	45.00	781
Freeport-McMoRan Copper & Gold Inc.	200	August 2012	40.00	42,600
Gilead Sciences Inc.	150	May 2012	50.00	40,875
Google Inc.	30	June 2012	625.00	30,450
IntercontinentalExchange Inc.	100	June 2012	135.00	40,000
International Flavors & Fragrances Inc.	150	May 2012	55.00	81,000
Jacobs Engineering Group Inc.	230	July 2012	46.00	33,350
Jacobs Engineering Group Inc.	270	October 2012	47.00	64,125
Kohl’s Corp.	500	July 2012	52.50	60,000
Laboratory Corp. of America Holdings	240	August 2012	92.50	44,400
Morgan Stanley	400	May 2012	21.00	1,000
Noble Corp.	258	June 2012	39.00	26,574
Norfolk Southern Corp.	200	June 2012	70.00	76,000
Norfolk Southern Corp.	200	September 2012	72.50	80,000
Petroleo Brasileiro SA	350	July 2012	28.00	4,550
Schlumberger Ltd.	250	May 2012	80.00	2,875
Schlumberger Ltd.	250	August 2012	72.50	131,250
Southwestern Energy Co.	200	May 2012	32.00	28,100
Southwestern Energy Co.	160	June 2012	34.00	17,440
SPDR S&P 500 ETF Trust	50	June 2012	140.00	14,275
SPDR S&P 500 ETF Trust	50	July 2012	142.00	13,600
St. Jude Medical Inc.	250	July 2012	42.50	16,250
Staples Inc.	500	June 2012	16.00	18,750

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 shares per contract)	Expiration Date	Exercise Price	Value (Note 2)
Staples Inc.	535	September 2012	$ 16.00	$ 41,463
State Street Corp.	150	May 2012	43.00	51,750
State Street Corp.	150	August 2012	47.00	30,300
Stryker Corp.	250	June 2012	55.00	30,000
Stryker Corp.	20	September 2012	55.00	5,100
T Rowe Price Group Inc.	50	May 2012	65.00	1,750
Teva Pharmaceutical Industries Ltd.	300	June 2012	45.00	53,400
Teva Pharmaceutical Industries Ltd.	350	September 2012	47.50	55,475
US Bancorp	250	June 2012	28.00	107,500
Total Call Options Written (Premiums received $2,666,042)				$2,319,593

Put Options Written
Apple Inc.	25	July 2012	540.00	41,813
IntercontinentalExchange Inc	100	June 2012	125.00	22,500
Total Put Options Written (Premiums received $104,519)				$ 64,312

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.1%
Consumer Discretionary - 6.1%
Omnicom Group Inc.	48,278	$ 2,477,144
Target Corp.	58,000	3,360,520
Time Warner Inc.	81,800	3,064,228
		8,901,892
Consumer Staples - 10.7%
Diageo PLC, ADR	18,199	1,840,283
Nestle S.A., ADR	28,000	1,711,920
PepsiCo Inc.	64,515	4,257,990
Philip Morris International Inc.	19,064	1,706,419
Procter & Gamble Co./The	49,685	3,161,953
Sysco Corp.	48,994	1,415,927
Wal-Mart Stores Inc.	26,000	1,531,660
		15,626,152
Energy - 12.9%
Apache Corp.	16,000	1,535,040
Canadian Natural Resources Ltd.	68,000	2,363,000
Chevron Corp.	41,042	4,373,436
ConocoPhillips	45,968	3,292,688
Ensco PLC, ADR	32,000	1,748,800
Occidental Petroleum Corp.	44,529	4,061,935
Schlumberger Ltd.	21,000	1,556,940
		18,931,839
Financials - 23.7%
Arch Capital Group Ltd. *	60,037	2,358,253
Bank of New York Mellon Corp./The	142,052	3,359,530
Berkshire Hathaway Inc., Class B *	46,533	3,743,580
BlackRock Inc.	7,500	1,436,850
Brookfield Asset Management Inc., Class A	73,052	2,409,255
Franklin Resources Inc.	14,600	1,832,446
M&T Bank Corp.	21,000	1,811,670
Markel Corp. *	5,300	2,333,484
Travelers Cos. Inc./The	62,539	4,022,509
US Bancorp	140,042	4,505,151
Wells Fargo & Co.	153,058	5,116,729
WR Berkley Corp.	46,084	1,735,523
		34,664,980
Health Care - 14.3%
Johnson & Johnson	81,800	5,324,362
Medtronic Inc.	63,026	2,407,593
Merck & Co. Inc.	132,782	5,210,366
Novartis AG, ADR	36,500	2,013,705
Pfizer Inc.	260,723	5,978,378
		20,934,404

	Shares	Value (Note 2)
Industrials - 10.6%
3M Co.	42,143	$ 3,765,898
Boeing Co./The	20,900	1,605,120
Emerson Electric Co.	45,100	2,369,554
Illinois Tool Works Inc.	29,004	1,664,250
Lockheed Martin Corp.	18,543	1,678,883
Norfolk Southern Corp.	32,500	2,370,225
United Parcel Service Inc., Class B	27,009	2,110,483
		15,564,413
Information Technology - 10.1%
Cisco Systems Inc. *	89,010	1,793,552
Intel Corp.	141,000	4,004,400
International Business Machines Corp.	8,557	1,771,984
Microsoft Corp.	135,520	4,339,350
Western Union Co./The	156,032	2,867,868
		14,777,154
Materials - 2.4%
Air Products & Chemicals Inc.	24,304	2,077,749
Newmont Mining Corp.	29,000	1,381,850
		3,459,599
Telecommunication Service - 2.9%
AT&T Inc.	129,078	4,247,957
Utilities - 3.4%
Exelon Corp.	70,004	2,730,856
NextEra Energy Inc.	36,000	2,316,600
		5,047,456
Total Common Stocks ( Cost $119,331,456 )		142,155,846
INVESTMENT COMPANIES - 2.5%
State Street Institutional U.S. Government Money Market Fund	3,693,719	3,693,719
Total Investment Companies ( Cost $3,693,719 )		3,693,719
TOTAL INVESTMENTS - 99.6% ( Cost $123,025,175** )		145,849,565
NET OTHER ASSETS AND LIABILITIES - 0.4%		650,484
TOTAL NET ASSETS - 100.0%		$146,500,049

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $123,376,863.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.2%
Consumer Discretionary – 15.7%
Amazon.com Inc. *	6,586	$ 1,527,293
CarMax Inc. *	44,837	1,384,118
Comcast Corp., Class A	72,870	2,210,147
Ctrip.com International Ltd., ADR *	60,311	1,306,939
J.C. Penney Company Inc.	32,846	1,184,427
Netflix Inc. *	2,713	217,420
Nielsen Holdings N.V. *	61,390	1,793,816
Omnicom Group Inc.	38,847	1,993,240
Panera Bread Co., Class A *	14,476	2,286,050
priceline.com Inc. *	1,308	995,152
Starbucks Corp.	39,370	2,259,051
Walt Disney Co./The	38,256	1,649,216
Yum! Brands Inc.	28,882	2,100,588
		20,907,457
Consumer Staples - 6.6%
Costco Wholesale Corp.	26,502	2,336,681
Diageo PLC, ADR	19,588	1,980,739
Hershey Co./The	21,402	1,434,148
Mead Johnson Nutrition Co.	3,980	340,529
PepsiCo Inc.	41,705	2,752,530
		8,844,627
Energy - 12.5%
Apache Corp.	8,824	846,575
Ensco PLC, ADR	23,767	1,298,866
Exxon Mobil Corp.	84,380	7,285,369
Occidental Petroleum Corp.	11,249	1,026,134
Schlumberger Ltd.	70,106	5,197,659
World Fuel Services Corp.	23,921	1,053,959
		16,708,562
Financials - 6.8%
Brookfield Asset Management Inc., Class A	84,720	2,794,066
CME Group Inc.	2,390	635,310
IntercontinentalExchange Inc. *	20,331	2,704,836
T Rowe Price Group Inc.	47,564	3,002,002
		9,136,214
Health Care - 6.3%
Allergan Inc.	14,145	1,357,920
Allscripts Healthcare Solutions Inc. *	36,650	406,082
Becton, Dickinson and Co.	21,188	1,662,199
CareFusion Corp. *	25,608	663,503
Celgene Corp. *	17,674	1,288,788
Cerner Corp. *	12,960	1,050,927
Johnson & Johnson	30,192	1,965,197
		8,394,616

	Shares	Value (Note 2)
Industrials – 9.1%
Boeing Co./The	38,243	$ 2,937,063
C.H. Robinson Worldwide Inc.	15,720	939,113
Emerson Electric Co.	25,876	1,359,525
Expeditors International of Washington Inc.	18,031	721,240
Hexcel Corp. *	23,780	651,096
Roper Industries Inc.	29,998	3,056,796
United Parcel Service Inc., Class B	31,377	2,451,799
		12,116,632
Information Technology – 33.7%
Communications Equipment - 4.3%
Acme Packet Inc. *	41,419	1,162,631
QUALCOMM Inc.	67,990	4,340,482
Riverbed Technology Inc. *	12,523	247,079
		5,750,192
Computers & Peripherals - 9.5%
Apple Inc. *	18,042	10,540,858
EMC Corp. *	40,007	1,128,598
SanDisk Corp. *	27,041	1,000,787
		12,670,243
Electronic Equipment, Instruments & Components - 1.4%
FLIR Systems Inc. *	24,595	552,404
Sensata Technologies Holding N.V. *	39,610	1,258,013
		1,810,417
Internet Software & Services - 4.8%
Baidu Inc., ADR *	4,920	652,884
Google Inc., Class A *	9,336	5,650,427
OpenTable Inc. *	2,706	121,040
		6,424,351
IT Services - 5.6%
Accenture PLC, Class A	58,659	3,809,902
Paychex Inc.	25,937	803,528
Sapient Corp. *	53,767	643,591
Visa Inc., Class A	18,334	2,254,715
		7,511,736
Semiconductors & Semiconductor Equipment - 1.8%
Cavium Inc. *	56,888	1,664,543
Cree Inc. *	22,873	706,775
		2,371,318
Software - 6.3%
Ariba Inc. *	9,579	365,918
MICROS Systems Inc. *	14,384	817,443
Microsoft Corp.	177,872	5,695,461
Nuance Communications Inc. *	36,692	896,752
SAP AG, ADR	9,537	632,208
		8,407,782

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Materials - 4.5%
Ecolab Inc.	15,508	$ 987,704
International Flavors & Fragrances Inc.	47,813	2,878,821
Molycorp Inc. *	76,882	2,080,427
		5,946,952
Total Common Stocks ( Cost $106,696,364 )		127,001,099
INVESTMENT COMPANIES - 3.4%
State Street Institutional U.S. Government Money Market Fund	4,533,448	4,533,448
Total Investment Companies ( Cost $4,533,448 )		4,533,448
		Value (Note 2)
TOTAL INVESTMENTS - 98.6% ( Cost $111,229,812** )		$131,534,547
NET OTHER ASSETS AND LIABILITIES - 1.4%		1,863,334
TOTAL NET ASSETS - 100.0%		$133,397,881

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $111,946,460.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 91.4%
Consumer Discretionary - 19.1%
Bed Bath & Beyond Inc. *	46,578	$ 3,278,626
CarMax Inc. *	125,885	3,886,070
Discovery Communications Inc., Class C *	64,981	3,228,906
Liberty Global Inc., Series C *	59,268	2,840,715
Omnicom Group Inc.	82,027	4,208,805
Staples Inc.	175,946	2,709,568
TJX Cos. Inc.	119,833	4,998,235
		25,150,925
Consumer Staples - 3.8%
Brown-Forman Corp., Class B	28,173	2,432,739
McCormick & Co. Inc.	46,250	2,585,837
		5,018,576
Energy - 7.9%
Ensco PLC, ADR	48,139	2,630,796
EOG Resources Inc.	21,755	2,388,917
Noble Corp. *	62,287	2,370,643
World Fuel Services Corp.	69,027	3,041,330
		10,431,686
Financials - 24.4%
Arch Capital Group Ltd. *	80,277	3,153,280
Brookfield Asset Management Inc., Class A	183,032	6,036,395
Brown & Brown Inc.	102,144	2,754,824
Glacier Bancorp Inc.	132,592	1,975,621
Leucadia National Corp.	108,244	2,690,946
M&T Bank Corp.	35,648	3,075,353
Markel Corp. *	12,683	5,584,071
T Rowe Price Group Inc.	36,416	2,298,396
WR Berkley Corp.	121,373	4,570,907
		32,139,793
Health Care - 7.5%
DENTSPLY International Inc.	78,411	3,219,555
Laboratory Corp. of America Holdings *	40,792	3,585,209
Techne Corp.	45,322	3,033,855
		9,838,619
Industrials - 15.1%
CH Robinson Worldwide Inc.	51,175	3,057,195
Copart Inc. *	160,682	4,243,612
IDEX Corp.	88,140	3,817,343
Jacobs Engineering Group Inc. *	65,617	2,875,993
Ritchie Bros Auctioneers Inc.	119,483	2,524,676
Wabtec Corp.	43,895	3,414,153
		19,932,972

	Shares	Value (Note 2)
Information Technology - 9.1%
Amphenol Corp., Class A	38,586	$ 2,243,390
Broadridge Financial Solutions Inc.	145,875	3,385,759
FLIR Systems Inc. *	137,433	3,086,745
Western Union Co./The	173,785	3,194,168
		11,910,062
Materials - 4.5%
Ecolab Inc.	55,429	3,530,273
Valspar Corp.	47,048	2,406,505
		5,936,778
Total Common Stocks ( Cost $98,389,138 )		120,359,411
INVESTMENT COMPANIES - 7.3%
State Street Institutional U.S. Government Money Market Fund	9,648,101	9,648,101
Total Investment Companies ( Cost $9,648,101 )		9,648,101
TOTAL INVESTMENTS - 98.7% ( Cost $108,037,239** )		130,007,512
NET OTHER ASSETS AND LIABILITIES - 1.3%		1,758,512
TOTAL NET ASSETS - 100.0%		$131,766,024

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $108,140,332.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.6%
Consumer Discretionary - 14.8%
Arbitron Inc.	11,100	$ 422,355
Ascena Retail Group Inc. *	14,800	303,104
Cato Corp./The, Class A	15,700	436,931
CEC Entertainment Inc.	6,300	240,786
Choice Hotels International Inc.	5,700	214,434
Fred’s Inc., Class A	18,900	270,648
Helen of Troy Ltd. *	10,800	373,680
Matthews International Corp., Class A	8,300	249,000
Sonic Corp. *	15,300	110,466
Stage Stores Inc.	25,800	393,966
		3,015,370
Consumer Staples - 2.0%
Casey’s General Stores Inc.	5,500	309,925
Post Holdings Inc. *	3,200	95,200
		405,125
Energy - 4.4%
Bristow Group Inc.	4,200	205,170
Georesources Inc. *	6,100	230,031
Penn Virginia Corp.	12,200	62,464
Scorpio Tankers Inc. *	21,200	143,524
SEACOR Holdings Inc. *	2,700	250,911
		892,100
Financials - 21.8%
Alleghany Corp. *	974	333,985
AMERISAFE Inc. *	8,500	227,120
Ares Capital Corp.	21,000	336,840
Assured Guaranty Ltd.	11,300	160,234
Campus Crest Communities Inc., REIT	16,100	187,565
DiamondRock Hospitality Co., REIT	20,084	213,493
First Busey Corp.	29,930	138,875
First Midwest Bancorp Inc.	23,400	249,210
First Niagara Financial Group Inc.	17,280	154,483
Flushing Financial Corp.	12,300	160,269
Hancock Holding Co.	5,000	160,900
International Bancshares Corp.	17,720	349,616
Mack-Cali Realty Corp., REIT	5,700	163,704
MB Financial Inc.	10,700	221,169
Northwest Bancshares Inc.	26,100	321,552
Platinum Underwriters Holdings Ltd.	6,900	252,678
Primerica Inc.	12,000	314,760
Webster Financial Corp.	16,600	377,318
Westamerica Bancorporation	2,300	105,501
		4,429,272
	Shares	Value (Note 2)
Health Care - 11.1%
Amsurg Corp. *	11,700	$ 336,492
Charles River Laboratories International Inc. *	12,900	458,337
Corvel Corp. *	3,900	169,611
Haemonetics Corp. *	1,900	135,983
ICON PLC, ADR *	21,500	476,870
ICU Medical Inc. *	6,300	330,687
PSS World Medical Inc. *	7,100	169,903
STERIS Corp.	5,500	172,755
		2,250,638
Industrials - 24.7%
ACCO Brands Corp. *	26,400	278,520
Acuity Brands Inc.	3,200	177,824
Albany International Corp., Class A	13,800	332,580
Alexander & Baldwin Inc.	1,500	76,740
Atlas Air Worldwide Holdings Inc. *	2,700	124,335
Belden Inc.	15,022	522,465
Carlisle Cos. Inc.	13,700	754,322
ESCO Technologies Inc.	9,300	319,920
G&K Services Inc., Class A	8,300	272,738
GATX Corp.	8,300	355,821
Genesee & Wyoming Inc., Class A *	6,300	339,633
Kirby Corp. *	4,400	292,028
Mueller Industries Inc.	10,300	470,813
Standard Parking Corp. *	8,900	169,634
Sterling Construction Co. Inc. *	4,600	45,034
Unifirst Corp.	1,700	103,292
United Stationers Inc.	13,700	388,532
		5,024,231
Information Technology - 8.6%
Coherent Inc. *	3,500	184,100
Diebold Inc.	8,700	343,215
MAXIMUS Inc.	9,900	438,075
MTS Systems Corp.	6,100	292,617
Websense Inc. *	11,400	236,436
Zebra Technologies Corp., Class A *	6,300	244,377
		1,738,820
Materials - 6.6%
Aptargroup Inc.	5,600	305,256
Deltic Timber Corp.	4,300	262,644
Greif Inc., Class A	2,300	123,372
Innospec Inc. *	6,400	193,472
Koppers Holdings Inc.	5,200	202,176
Zep Inc.	18,100	257,925
		1,344,845

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Utilities - 4.6%
Atmos Energy Corp.	6,900	$ 224,802
New Jersey Resources Corp.	2,350	101,614
Unisource Energy Corp.	6,400	232,960
Westar Energy Inc.	7,400	212,306
WGL Holdings Inc.	4,000	160,440
		932,122
Total Common Stocks ( Cost $13,563,832 )		20,032,523
INVESTMENT COMPANIES - 1.5%
State Street Institutional U.S. Government Money Market Fund	297,049	297,049
Total Investment Companies ( Cost $297,049 )		297,049
TOTAL INVESTMENTS - 100.1% ( Cost $13,860,881** )		20,329,572
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(14,264)
TOTAL NET ASSETS - 100.0%		$ 20,315,308

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $14,138,674.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 93.0%
Australia - 5.2%
James Hardie Industries SE	77,015	$ 601,041
Orica Ltd.	9,970	279,132
QBE Insurance Group Ltd.	26,365	380,199
Telstra Corp. Ltd.	285,276	1,052,241
		2,312,613
Belgium - 3.0%
Anheuser-Busch InBev N.V.	18,662	1,345,073
Brazil - 1.9%
Banco do Brasil S.A.	34,959	432,460
Cielo S.A.	13,921	417,743
		850,203
Canada - 2.1%
Potash Corp. of Saskatchewan Inc.	13,700	582,477
Rogers Communications Inc.	9,600	358,306
		940,783
China - 0.7%
Weichai Power Co. Ltd. *	66,200	311,006
Denmark - 1.2%
AP Moeller - Maersk AS	68	531,881
Finland - 1.1%
Sampo OYJ	18,875	502,195
France - 10.5%
AXA S.A. *	18,174	257,409
BNP Paribas	15,769	633,509
Compagnie Generale de Geophysique - Veritas *	14,252	405,794
Danone	5,401	379,986
Sanofi S.A.	15,770	1,203,638
Technip S.A.	4,028	455,501
Total S.A.	15,197	725,594
Valeo S.A.	13,232	649,814
		4,711,245
Germany - 5.0%
Bayerische Motoren Werke AG	7,152	679,833
GEA Group AG	5,993	197,768
Merck KGaA	5,886	646,678
SAP AG	10,748	712,637
		2,236,916
Indonesia - 0.8%
Bank Mandiri Persero Tbk PT, ADR	43,600	350,980
Ireland - 0.8%
Ryanair Holdings PLC, ADR *	10,900	367,003
Italy - 0.7%
Atlantia SpA	18,935	286,986
	Shares	Value (Note 2)
Japan - 14.1%
Asics Corp.	33,990	$ 369,105
Canon Inc.	13,800	634,344
Daito Trust Construction Co. Ltd.	7,950	717,930
Don Quijote Co. Ltd.	19,200	706,292
FANUC Corp.	2,200	374,474
JS Group Corp.	29,600	583,176
Komatsu Ltd.	23,600	684,294
Mitsubishi Corp.	21,000	458,454
Sumitomo Mitsui Financial Group Inc.	25,800	835,010
Yahoo! Japan Corp.	1,242	373,502
Yamada Denki Co. Ltd.	8,690	565,982
		6,302,563
Netherlands - 1.2%
ING Groep N.V. *	77,456	546,169
New Zealand - 0.8%
Telecom Corp. of New Zealand Ltd.	173,201	372,500
Russia - 1.1%
Sberbank of Russia	225,171	506,635
South Africa - 0.9%
Mr Price Group Ltd., ADR *	14,900	396,340
South Korea - 2.5%
Hyundai Mobis *	2,108	573,574
Samsung Electronics Co. Ltd., GDR	885	540,735
		1,114,309
Spain - 2.0%
Amadeus IT Holding S.A.	28,214	576,636
Mediaset Espana Comunicacion S.A.	73,099	331,794
		908,430
Sweden - 4.1%
Assa Abloy AB	19,987	582,544
Sandvik AB	43,810	694,176
Swedbank AB	34,269	567,471
		1,844,191
Switzerland - 4.1%
Credit Suisse Group AG *	15,242	364,572
Novartis AG	26,190	1,444,180
		1,808,752
Thailand - 0.6%
Kasikornbank PCL	53,400	283,063
Turkey - 0.5%
KOC Holding AS	54,669	202,956

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom - 28.1%
BG Group PLC	23,998	$ 564,917
BHP Billiton PLC	26,886	861,539
British American Tobacco PLC	18,468	946,806
British Sky Broadcasting Group PLC	45,240	497,787
GlaxoSmithKline PLC	53,978	1,248,312
Informa PLC	110,529	743,699
International Power PLC	75,083	508,124
Petrofac Ltd.	16,686	469,833
Prudential PLC	66,434	813,470
Rexam PLC	147,663	1,030,462
Royal Dutch Shell PLC	31,864	1,134,046
Standard Chartered PLC	32,425	792,495
Tullow Oil PLC	21,136	526,187
Unilever PLC	38,024	1,297,743
WM Morrison Supermarkets PLC	89,880	409,301
Xstrata PLC	36,631	700,005
		12,544,726
Total Common Stocks ( Cost $35,233,314 )		41,577,518
INVESTMENT COMPANIES - 6.0%
United States - 6.0%
State Street Institutional U.S. Government Money Market Fund	2,686,488	2,686,488
Total Investment Companies ( Cost $2,686,488 )		2,686,488
TOTAL INVESTMENTS - 99.0% ( Cost $37,919,802** )		44,264,006
NET OTHER ASSETS AND LIABILITIES - 1.0%		426,421
TOTAL NET ASSETS - 100.0%		$ 44,690,427

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $38,401,376.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Sector Concentration
% of Net Assets
Consumer Discretionary	12%
Consumer Staples	10%
Energy	10%
Financials	18%
Health Care	10%
Industrials	12%
Information Technology	7%
Materials	9%
Money Market Funds	6%
Telecommunication Services	4%
Utilities	1%
Net Other Assets & Liabilities	1%
100%

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Assets and Liabilities as of April 30, 2012 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$ 23,274,722	$ 48,708,237	$ 17,480,671
Affiliated issuers3	28,422,219	62,067,662	20,740,341
Net unrealized appreciation
Unaffiliated issuers	19,248	1,103,076	607,793
Affiliated issuers3	3,099,182	9,854,448	4,417,919
Total investments at value	54,815,371	121,733,423	43,246,724
Receivables:
Investments sold	–	–	115,265
Fund shares sold	315,615	175,897	119,176
Dividends and interest	109,285	175,113	29,816
Total assets	55,240,271	122,084,433	43,510,981
Liabilities:
Payables:
Fund shares repurchased	138,198	149,653	65,516
Advisory agreement fees	8,881	19,775	7,049
Service agreement fees	11,101	24,719	8,812
Distribution fees – Class B	5,367	17,476	6,285
Distribution fees – Class C	4,311	3,011	643
Shareholder servicing fees	11,101	24,719	8,811
Total liabilities	178,959	239,353	97,116
Net Assets	$ 55,061,312	$121,845,080	$ 43,413,865
Net Assets consist of:
Paid-in capital	$ 54,966,559	$126,415,206	$ 44,880,869
Accumulated undistributed net investment income (loss)	(64,029)	(8,515)	996
Accumulated net realized loss on investments sold and foreign currency related transactions	(2,959,648)	(15,519,135)	(6,493,712)
Net unrealized appreciation of investments (including appreciation (depreciation) of foreign currency related transactions)	3,118,430	10,957,524	5,025,712
Net Assets	$ 55,061,312	$121,845,080	$ 43,413,865
Class A Shares:
Net Assets	$ 38,882,368	$ 88,100,770	$ 32,053,239
Shares of beneficial interest outstanding	3,806,544	8,732,583	3,274,673
Net Asset Value and redemption price per share1	10.21	10.09	9.79
Sales charge of offering price2	0.62	0.62	0.60
Maximum offering price per share	$ 10.83	$ 10.71	$ 10.39
Class B Shares:
Net Assets	$ 8,769,665	$ 28,615,581	$ 10,364,387
Shares of beneficial interest outstanding	859,157	2,842,513	1,067,008
Net Asset Value and redemption price per share1	$ 10.21	$ 10.07	$ 9.71
Class C Shares:
Net Assets	$ 7,409,279	$ 5,128,729	$ 996,239
Shares of beneficial interest outstanding	725,458	509,139	102,488
Net Asset Value and redemption price per share1	$ 10.21	$ 10.07	$ 9.72

1	If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
2	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds.
3	See Note 11 for information on affiliated underlying funds.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Assets and Liabilities as of April 30, 2012 (unaudited)

	Cash Reserves Fund	Bond Fund	High Income Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$ 13,809,048	$132,359,148	$ 94,223,222
Net unrealized appreciation
Unaffiliated issuers	–	13,226,021	4,755,635
Total investments at value	13,809,048	145,585,169	98,978,857
Receivables:
Investments sold	–	–	399,900
Fund shares sold	25,661	64,299	42,517
Dividends and interest	5	1,274,812	1,830,158
Due from Adviser	5,846	–	–
Total assets	13,840,560	146,924,280	101,251,432
Liabilities:
Payables:
Investments purchased	–	–	501,362
Fund shares repurchased	475,708	94,651	450,281
Advisory agreement fees	4,446	60,590	46,963
Service agreement fees	1,667	18,177	17,077
Distribution fees – Class B	679	3,383	1,595
Shareholder servicing fees	–	10,091	6,016
Accrued expenses and other payables	–	210,905	435,148
Total liabilities	482,500	397,797	1,458,442
Net Assets	$ 13,358,060	$146,526,483	$ 99,792,990
Net Assets consist of:
Paid-in capital	$ 13,358,065	$131,937,219	$ 96,153,093
Accumulated undistributed net investment income	–	28,694	29,194
Accumulated net realized gain (loss) on investments sold, options and foreign currency related transactions	(5)	1,334,549	(1,144,932)
Net unrealized appreciation of investments (including appreciation (depreciation) of options and foreign currency related transactions)	–	13,226,021	4,755,635
Net Assets	$ 13,358,060	$146,526,483	$ 99,792,990
Class A Shares:
Net Assets	$ 12,292,933	$ 43,832,712	$ 26,896,111
Shares of beneficial interest outstanding	12,295,235	4,125,719	3,795,049
Net Asset Value and redemption price per share1	1.00	10.62	7.09
Sales charge of offering price2	–	0.50	0.33
Maximum offering price per share	$ 1.00	$ 11.12	$ 7.42
Class B Shares:
Net Assets	$ 1,065,127	$ 5,528,843	$ 2,599,736
Shares of beneficial interest outstanding	1,067,939	520,235	361,152
Net Asset Value and redemption price per share1	$ 1.00	$ 10.63	$ 7.20
Class Y Shares3:
Net Assets		$ 97,164,928	$ 70,297,143
Shares of beneficial interest outstanding		9,164,033	9,982,412
Net Asset Value and redemption price per share1		$ 10.60	$ 7.04

1	If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
2	Sales charge of offering price is: 4.50% for the Bond and High Income Funds.
3	The Cash Reserves Fund does not have Class Y shares.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Assets and Liabilities as of April 30, 2012 (unaudited)

	Diversified Income Fund	Equity Income Fund	Large Cap Value Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$ 83,560,826	$ 84,945,189	$123,025,175
Repurchase Agreement	–	23,176,810	–
Net unrealized appreciation (depreciation)
Unaffiliated issuers	11,179,021	78,833	22,824,390
Total investments at value	94,739,847	108,200,832	145,849,565
Cash	–	228,543	–
Foreign currency (cost of $3,066)(Note 2)	–	–	–
Receivables:
Investments sold	–	177,675	552,375
Fund shares sold	211,895	135,504	65,107
Dividends and interest	513,233	61,245	168,496
Due from Adviser	–	–	–
Other assets	19,195	–	24,079
Total assets	95,484,170	108,803,799	146,659,622
Liabilities:
Payables:
Investments purchased	–	–	–
Fund shares repurchased	76,688	35,702	33,803
Advisory agreement fees	50,329	73,096	65,559
Service agreement fees	15,486	13,968	42,911
Distribution fees – Class B	9,252	–	4,018
Shareholder servicing fees	22,817	–	13,282
Accrued expenses and other payables	2,060	–	–
Options written, at value (premium received $2,770,561)	–	2,383,905	–
Total liabilities	176,632	2,506,671	159,573
Net Assets	$ 95,307,538	$106,297,128	$146,500,049
Net Assets consist of:
Paid-in capital	$ 94,218,151	$102,349,909	$141,223,593
Accumulated net investment income (loss)	5,438	(2,057,749)	773,401
Accumulated net realized gain (loss) on investments sold, options and foreign currency related transactions	(10,095,072)	5,539,479	(18,321,335)
Net unrealized appreciation of investments (including appreciation (depreciation) of options and foreign currency related transactions)	11,179,021	465,489	22,824,390
Net Assets	$ 95,307,538	$106,297,128	$146,500,049
Class A Shares:
Net Assets	$ 80,146,891	$ 5,424,792	$ 58,835,867
Shares of beneficial interest outstanding	6,509,336	530,569	4,322,333
Net Asset Value and redemption price per share1	12.31	10.22	13.61
Sales charge of offering price2	0.75	0.62	0.83
Maximum offering price per share	$ 13.06	$ 10.84	$ 14.44
Class B Shares3:
Net Assets	$ 15,160,647		$ 6,529,059
Shares of beneficial interest outstanding	1,224,353		486,395
Net Asset Value and redemption price per share1	$ 12.38		$ 13.42
Class Y Shares4:
Net Assets		$100,872,336	$ 81,135,123
Shares of beneficial interest outstanding		9,815,458	5,960,886
Net Asset Value and redemption price per share1		$ 10.28	$ 13.61

1	If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
2	Sales charge of offering price is 5.75% for the Diversified Income, Equity Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds.
3	The Equity Income Fund does not have Class B shares.
4	The Diversified Income Fund does not have Class Y shares.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Assets and Liabilities as of April 30, 2012 (unaudited)

Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$111,229,812	$108,037,239	$ 13,860,881	$ 37,919,802
–	–	–	–

20,304,735	21,970,273	6,468,691	6,344,204
131,534,547	130,007,512	20,329,572	44,264,006
–	–	–	–
–	–	–	3,079

1,963,668	223,147	–	349,006
22,604	1,750,308	2,063	21,868
63,057	21,855	5,347	238,133
–	–	–	–
–	–	–	165,822
133,583,876	132,002,822	20,336,982	45,041,914

–	–	–	250,145
67,629	100,663	–	38,945
80,557	78,357	16,526	37,583
21,482	41,791	4,131	10,738
4,188	4,535	187	2,136
12,139	11,452	830	4,974
–	–	–	6,966
–	–	–	–
185,995	236,798	21,674	351,487
$133,397,881	$131,766,024	$ 20,315,308	$ 44,690,427

$116,803,691	$122,108,624	$ 16,752,761	$ 53,337,608
(7,965)	(102,985)	77,244	360,194
(3,702,580)	(12,209,888)	(2,983,388)	(15,361,859)
20,304,735	21,970,273	6,468,691	6,354,484
$133,397,881	$131,766,024	$ 20,315,308	$ 44,690,427

$ 52,348,910	$ 48,928,883	$ 3,812,305	$ 20,936,160
3,003,421	6,566,254	327,403	1,995,535
17.43	7.45	11.64	10.49
1.06	0.45	0.71	0.64
$ 18.49	$ 7.90	$ 12.35	$ 11.13

$ 6,695,646	$ 7,346,739	$ 306,232	$ 3,451,364
421,367	1,080,701	27,008	334,693
$ 15.89	$ 6.80	$ 11.34	$ 10.31

$ 74,353,325	$ 75,490,402	$ 16,196,771	$ 20,302,903
4,235,670	9,979,786	1,391,567	1,935,927
$ 17.55	$ 7.56	$ 11.64	$ 10.49

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Operations for the Period Ended April 30, 2012 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Cash Reserves Fund	Bond Fund
Investment Income:
Interest	$ 13	$ 29	$ 13	$ 2,873	$ 2,608,939
Dividends
Unaffiliated issuers	443,702	805,254	204,998	–	–
Affiliated issuers1	473,292	1,040,733	332,003	–	–
Less: Foreign taxes withheld	–	–	–	–	–
Total investment income	917,007	1,846,016	537,014	2,873	2,608,939
Expenses:
Advisory agreement fees	51,138	115,895	41,428	27,556	402,953
Service agreement fees 2	63,923	144,869	51,785	10,334	120,886
Distribution fees – Class A	–	–	–	–	–
Distribution fees – Class B	31,681	102,060	37,490	5,010	20,821
Distribution fees – Class Y	23,607	16,423	3,513	–	–
Shareholder servicing fees – Class A	45,493	105,374	38,117	–	54,449
Shareholder servicing fees – Class B	10,560	34,020	12,497	–	6,941
Shareholder servicing fees – Class Y	7,869	5,474	1,171	–	–
Other expenses	–	–	–	–	9
Total expenses before reimbursement/waiver	234,271	524,115	186,001	42,900	606,059
Less reimbursement/waiver 3	–	–	–	(40,027)	–
Total expenses net of reimbursement/waiver	234,271	524,115	186,001	2,873	606,059
Net Investment Income (Loss)	682,736	1,321,901	351,013	–	2,002,880
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on options and foreign currency related transactions)4
Options	–	–	–	–	–
Unaffiliated issuers	(202,479)	(180,888)	(328,653)	–	2,336,887
Affiliated issuers1	168,448	(106,016)	131,105	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	288,721	644,308	333,672	–	–
Affiliated issuers1	90,778	248,465	96,457	–	–
Net change in unrealized appreciation (depreciation) on investments (including a net unrealized appreciation(depreciation) on options and foreign currency related transactions)
Options	–	–	–	–	–
Unaffiliated issuers	313,155	883,034	364,627	–	(1,738,556)
Affiliated issuers1	806,249	3,634,225	1,593,584	–	–
Net Realized and Unrealized Gain on Investments and Options Transactions	1,464,872	5,123,128	2,190,792	–	598,331
Net Increase in Net Assets from Operations	$ 2,147,608	$ 6,445,029	$ 2,541,805	–	$ 2,601,211

1	See Note 11 for information on affiliated underlying funds.
2	See Note 3 for information on service agreement fees.
3	Waiver includes advisory fees of $27,556, service agreement fees of $7,461, and distribution fees of $5,010 for the Cash Reserves Fund. See Note 3 for more information on these waivers.
4	Includes foreign capital gains taxes paid of $2,112 for the International Stock Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Operations for the Period Ended April 30, 2012 (unaudited)

High Income Fund	Diversified Income Fund	Equity Income Fund	Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$ 3,934,434	$ 744,491	$ 1,376	$ 58	$ 175	$ 125	$ 6	$ 28

32,938	801,806	507,282	2,006,243	672,334	699,554	209,330	886,941
–	–	–	–	–	–	–	–
–	(7,878)	–	(23,580)	(9,024)	(11,613)	–	(70,717)
3,967,372	1,538,419	508,658	1,982,721	663,485	688,066	209,336	816,252

295,126	297,098	398,814	392,696	453,018	453,575	101,056	300,475
107,318	91,415	70,379	257,038	120,805	241,907	25,264	85,850
–	–	–	–	–	–	–	–
10,335	57,618	–	25,612	26,516	28,768	1,069	13,571
–	–	–	–	–	–	–	–
32,447	95,063	5,080	70,187	61,592	57,211	4,338	25,293
3,445	19,206	–	8,537	8,838	9,589	356	4,524
–	–	–	–	–	–	–	–
37	1	–	–	672	1	–	46
448,708	560,401	474,273	754,070	671,441	791,051	132,083	429,759
–	–	–	–	–	–	–	–
448,708	560,401	474,273	754,070	671,441	791,051	132,083	429,759
3,518,664	978,018	34,385	1,228,651	(7,956)	(102,985)	77,253	386,493

–	–	2,138,103	–	–	–	–	–
1,215,735	761,119	3,426,362	2,911,150	3,063,803	1,798,195	817,485	3,550,018
–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–

–	–	630,959	–	–	–	–	–
826,907	4,074,226	2,126,835	11,324,843	7,500,123	13,259,667	1,364,011	(626,545)
–	–	–	–	–	–	–	–
2,042,642	4,835,345	8,322,259	14,235,993	10,563,926	15,057,862	2,181,496	2,923,473
$ 5,561,306	$ 5,813,363	$ 8,356,644	$ 15,464,644	$ 10,555,970	$ 14,954,877	$ 2,258,749	$ 3,309,966

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Changes in Net Assets

	Conservative Allocation Fund
	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Net Assets at beginning of period	$ 49,342,098	$ 47,054,462
Increase in net assets from operations:
Net investment income	682,736	1,061,933
Net realized gain	345,468	836,348
Net change in unrealized appreciation (depreciation)	1,119,404	(613,175)
Net increase in net assets from operations	2,147,608	1,285,106
Distributions to shareholders from:
Net investment income
Class A	(568,760)	(1,259,740)
Class B	(104,932)	(257,797)
Class C	(77,230)	(162,110)
Total distributions	(750,922)	(1,679,647)
Capital Stock transactions:
Class A Shares
Shares sold	4,710,981	7,563,695
Issued to shareholders in reinvestment of distributions	564,913	1,240,819
Shares redeemed	(2,683,566)	(6,509,204)
Net increase from capital stock transactions	2,592,328	2,295,310
Class B Shares
Shares sold	1,074,407	1,540,631
Issued to shareholders in reinvestment of distributions	104,123	256,799
Shares redeemed	(838,955)	(1,879,105)
Net increase (decrease) from capital stock transactions	339,575	(81,675)
Class C Shares
Shares sold	2,393,151	1,896,830
Issued to shareholders in reinvestment of distributions	77,103	161,831
Shares redeemed	(1,079,629)	(1,590,119)
Net increase from capital stock transactions	1,390,625	468,542
Total net increase from capital stock transactions	4,322,528	2,682,177
Total increase in net assets	5,719,214	2,287,636
Net Assets at end of period	$ 55,061,312	$ 49,342,098
Undistributed net investment income (loss)	$ (64,029)	$ 4,157
Capital Share transactions:
Class A Shares
Shares sold	467,929	756,857
Issued to shareholders in reinvestment of distributions	56,906	125,495
Shares redeemed	(267,493)	(652,368)
Net increase from capital stock transactions	257,342	229,984
Class B Shares
Shares sold	107,071	154,492
Issued to shareholders in reinvestment of distributions	10,519	25,961
Shares redeemed	(83,453)	(189,249)
Net increase (decrease) from capital stock transactions	34,137	(8,796)
Class C Shares
Shares sold	237,559	190,935
Issued to shareholders in reinvestment of distributions	7,781	16,350
Shares redeemed	(107,574)	(159,360)
Net increase from capital stock transactions	137,766	47,925

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Changes in Net Assets

Moderate Allocation Fund		Aggressive Allocation Fund
Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
$115,188,206	$108,622,501	$ 40,992,945	$ 37,440,131

1,321,901	1,656,771	351,013	221,941
605,869	1,614,445	232,581	576,549
4,517,259	757,185	1,958,211	715,366
6,445,029	4,028,401	2,541,805	1,513,856

(1,916,288)	(2,088,289)	(403,523)	(335,232)
(418,284)	(458,645)	(76,406)	(49,813)
(65,044)	(70,769)	(6,635)	(2,731)
(2,399,616)	(2,617,703)	(486,564)	(387,776)

7,738,165	16,065,908	2,771,007	6,119,303
1,901,340	2,072,501	402,976	334,810
(8,710,109)	(14,635,384)	(2,803,060)	(4,930,241)
929,396	3,503,025	370,923	1,523,872

2,906,362	4,862,924	887,838	2,178,299
417,419	457,445	76,278	49,745
(2,660,313)	(3,710,836)	(1,088,394)	(1,644,341)
663,468	1,609,533	(124,278)	583,703

1,115,181	1,221,876	196,799	465,203
60,111	64,104	6,493	2,731
(156,695)	(1,243,531)	(84,258)	(148,775)
1,018,597	42,449	119,034	319,159
2,611,461	5,155,007	365,679	2,426,734
6,656,874	6,565,705	2,420,920	3,552,814
$121,845,080	$115,188,206	$ 43,413,865	$ 40,992,945
$ (8,515)	$ 1,069,200	$ 996	$ 136,547

782,080	1,641,969	289,612	646,773
199,093	215,661	43,802	35,962
(888,504)	(1,498,087)	(296,803)	(522,497)
92,669	359,543	36,611	160,238

293,903	497,503	93,229	232,831
43,709	47,552	8,337	5,361
(270,740)	(380,530)	(114,859)	(174,259)
66,872	164,525	(13,293)	63,933

112,869	124,096	20,850	48,946
6,288	6,664	709	294
(15,828)	(127,339)	(8,723)	(16,265)
103,329	3,421	12,836	32,975

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Changes in Net Assets

	Cash Reserves Fund		Bond Fund
	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Net Assets at beginning of period	$ 13,898,862	$ 13,743,471	$194,577,898	$216,815,810
Increase in net assets from operations:
Net investment income (loss)	–	–	2,002,880	5,202,419
Net realized gain on investments and options transactions	–	5	2,336,887	363,239
Net change in unrealized appreciation (depreciation)	–	–	(1,738,556)	1,161,020
Net increase in net assets resulting from operations	–	5	2,601,211	6,726,678
Distributions to shareholders from:
Net investment income
Class A	–	–	(504,014)	(1,050,389)
Class B1	–	–	(43,472)	(122,389)
Class Y1	–	–	(1,510,085)	(4,001,052)
Net realized gains
Class A	–	–	–	–
Class Y1	–	–	–	–
Total distributions	–	–	(2,057,571)	(5,173,830)
Capital Stock transactions:
Class A Shares
Shares sold	4,443,665	9,289,159	3,516,176	7,090,415
Issued to shareholders in reinvestment of distributions	–	–	472,583	981,197
Shares redeemed	(4,448,217)	(8,679,197)	(4,080,263)	(8,998,457)
Net increase (decrease) from capital stock transactions	(4,552)	609,962	(91,504)	(926,845)
Class B Shares1
Shares sold	94,194	639,104	920,319	685,539
Issued to shareholders in reinvestment of distributions	–	–	43,103	119,275
Shares redeemed	(630,444)	(1,093,680)	(1,131,107)	(3,541,575)
Net decrease from capital stock transactions	(536,250)	(454,576)	(167,685)	(2,736,761)
Class Y Shares1
Shares sold			4,698,284	15,145,259
Issued to shareholders in reinvestment of distributions			171,179	1,292,205
Shares redeemed			(53,205,329)	(36,564,618)
Net increase (decrease) from capital stock transactions			(48,335,866)	(20,127,154)
Total net increase (decrease) from capital stock transactions	(540,802)	155,386	(48,595,055)	(23,790,760)
Total increase (decrease) in net assets	(540,802)	155,391	(48,051,415)	(22,237,912)
Net Assets at end of period	$ 13,358,060	$ 13,898,862	$146,526,483	$194,577,898
Undistributed net investment income (loss)	$ –	$ –	$ 28,694	$ 83,385
Capital Share transactions:
Class A Shares
Shares sold	4,443,665	9,289,159	331,143	682,691
Issued to shareholders in reinvestment of distributions	–	–	44,522	94,715
Shares redeemed	(4,448,217)	(8,679,197)	(384,132)	(871,910)
Net increase (decrease) from capital stock transactions	(4,552)	609,962	(8,467)	(94,504)
Class B Shares1
Shares sold	94,194	639,104	86,599	65,667
Issued to shareholders in reinvestment of distributions	–	–	4,059	11,533
Shares redeemed	(630,444)	(1,093,680)	(106,507)	(342,627)
Net decrease from capital stock transactions	(536,250)	(454,576)	(15,849)	(265,427)
Class Y Shares1
Shares sold			443,419	1,437,823
Issued to shareholders in reinvestment of distributions			16,168	125,007
Shares redeemed			(5,015,802)	(3,544,853)
Net increase (decrease) from capital stock transactions			(4,556,215)	(1,982,023)

1	Class Y shares are not available for the Cash Reserves and Diversified Income Funds. Class B shares are not available for the Equity Income Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Changes in Net Assets

High Income Fund		Diversified Income Fund		Equity Income Fund		Large Cap Value Fund
Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
$109,894,185	$124,464,299	$ 88,819,418	$ 91,550,650	$ 67,466,736	$ 35,520,264	$139,813,547	$152,616,104

3,518,664	7,763,690	978,018	2,120,021	34,385	(72,344)	1,228,651	2,277,582
1,215,735	4,106,214	761,119	3,845,446	5,564,465	4,751,173	2,911,150	7,698,135
826,907	(6,211,188)	4,074,226	220,319	2,757,794	(1,818,380)	11,324,843	5,024,639
5,561,306	5,658,716	5,813,363	6,185,786	8,356,644	2,860,449	15,464,644	15,000,356

(825,877)	(1,652,085)	(863,220)	(1,804,981)	(95,633)	–	(834,914)	(668,428)
(72,410)	(225,296)	(113,005)	(306,884)	–	–	(54,356)	(42,622)
(2,741,248)	(5,944,123)	–	–	(1,996,501)	–	(1,426,893)	(1,265,448)

–	–	–	–	(94,263)	(364,554)	–	–
–	–	–	–	(1,948,375)	(3,619,585)	–	–
(3,639,535)	(7,821,504)	(976,225)	(2,111,865)	(4,134,772)	(3,984,139)	(2,316,163)	(1,976,498)

2,035,473	3,839,404	7,910,318	8,593,838	1,226,200	1,705,545	2,838,752	4,933,316
676,334	1,356,721	845,609	1,765,457	181,595	351,254	819,618	655,541
(1,636,618)	(4,359,911)	(5,536,256)	(13,722,943)	(260,317)	(675,671)	(4,275,313)	(9,577,922)
1,075,189	836,214	3,219,671	(3,363,648)	1,147,478	1,381,128	(616,943)	(3,989,065)

183,673	193,454	1,520,229	1,855,392			165,272	665,658
66,761	198,809	111,868	302,436			53,910	42,129
(730,873)	(1,870,845)	(3,200,786)	(5,599,333)			(1,548,794)	(3,154,649)
(480,439)	(1,478,582)	(1,568,689)	(3,441,505)			(1,329,612)	(2,446,862)

2,655,000	11,647,172			41,383,331	40,372,210	3,826,911	5,796,947
20,888	274,445			205,186	43,676	14,923	–
(15,293,604)	(23,686,575)			(8,127,475)	(8,726,852)	(8,357,258)	(25,187,435)
(12,617,716)	(11,764,958)			33,461,042	31,689,034	(4,515,424)	(19,390,488)
(12,022,966)	(12,407,326)	1,650,982	(6,805,153)	34,608,520	33,070,162	(6,461,979)	(25,826,415)
(10,101,195)	(14,570,114)	6,488,120	(2,731,232)	38,830,392	31,946,472	6,686,502	(12,802,557)
$ 99,792,990	$109,894,185	$ 95,307,538	$ 88,819,418	$106,297,128	$ 67,466,736	$146,500,049	$139,813,547
$ 29,194	$ 150,065	$ 5,438	$ 3,645	$ 34,385	$ –	$ 773,401	$ 1,860,913

290,901	544,373	659,337	741,735	120,973	168,040	218,939	399,608
96,665	193,424	70,326	153,220	18,243	35,966	65,517	54,765
(232,911)	(616,870)	(460,780)	(1,197,436)	(25,767)	(68,002)	(330,247)	(779,278)
154,655	120,927	268,883	(302,481)	113,449	136,004	(45,791)	(324,905)

25,681	26,987	125,448	160,437			12,961	54,739
9,400	27,913	9,256	26,138			4,358	3,558
(102,872)	(261,662)	(264,782)	(482,146)			(120,767)	(259,584)
(67,791)	(206,762)	(130,078)	(295,571)			(103,448)	(201,287)

385,953	1,708,180			4,131,399	4,164,918	300,350	478,071
3,090	39,333			20,448	4,957	1,194	–
(2,192,508)	(3,354,517)			(796,648)	(880,662)	(638,600)	(2,082,826)
(1,803,465)	(1,607,004)			3,355,199	3,289,213	(337,056)	(1,604,755)

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid Cap Fund
	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Net Assets at beginning of period	$116,770,538	$152,562,429	$111,303,061	$ 78,606,852
Increase in net assets from operations:
Net investment income (loss)	(7,956)	80,676	(102,985)	(33,474)
Net realized gain	3,063,803	16,382,050	1,798,195	10,632,924
Net change in unrealized appreciation (depreciation)	7,500,123	(8,658,903)	13,259,667	(1,507,500)
Net increase (decrease) in net assets from operations	10,555,970	7,803,823	14,954,877	9,091,950
Distributions to shareholders from:
Net investment income
Class A	(9)	(58,148)	–	–
Class B	–	–	–	–
Class Y	(79,708)	(301,378)	–	–
Net realized gains
Class A	–	–	–	–
Class B	–	–	–	–
Class Y	–	–	–	–
Total distributions	(79,717)	(359,526)	–	–
Capital Stock transactions:
Class A Shares
Shares sold	3,433,109	4,948,607	2,943,782	5,189,491
Issued to shareholders in reinvestment of distributions	9	57,439	–	–
Shares redeemed	(3,403,317)	(7,853,822)	(3,451,418)	(8,625,351)
Redemption fees	–	–	–	–
Net increase (decrease) from capital stock transactions	29,801	(2,847,776)	(507,636)	(3,435,860)
Class B Shares
Shares sold	212,996	708,800	154,090	520,038
Issued to shareholders in reinvestment of distributions	–	–	–	–
Shares redeemed	(1,681,435)	(3,269,113)	(1,902,688)	(3,229,600)
Net increase (decrease) from capital stock transactions	(1,468,439)	(2,560,313)	(1,748,598)	(2,709,562)
Class Y Shares
Shares sold	10,487,329	958,486	17,898,858	41,483,407
Issued to shareholders in reinvestment of distributions	739	119	–	–
Shares redeemed	(2,898,340)	(38,786,704)	(10,134,538)	(11,733,726)
Net increase (decrease) from capital stock transactions	7,589,728	(37,828,099)	7,764,320	29,749,681
Total net increase (decrease) from capital stock transactions	6,151,090	(43,236,188)	5,508,086	23,604,259
Total increase (decrease) in net assets	16,627,343	(35,791,891)	20,462,963	32,696,209
Net Assets at end of period	$133,397,881	$116,770,538	$131,766,024	$111,303,061
Undistributed net investment income (loss)	$ (7,965)	$ 79,708	$ (102,985)	$ –
Capital Share transactions:
Class A Shares
Shares sold	204,207	308,234	417,264	790,275
Issued to shareholders in reinvestment of distributions	1	3,597	–	–
Shares redeemed	(205,948)	(490,786)	(497,232)	(1,310,630)
Net increase (decrease) from capital stock transactions	(1,740)	(178,955)	(79,968)	(520,355)
Class B Shares
Shares sold	13,924	48,179	23,884	85,309
Issued to shareholders in reinvestment of distributions	–	–	–	–
Shares redeemed	(110,565)	(223,275)	(296,838)	(531,886)
Net increase (decrease) from capital stock transactions	(96,641)	(175,096)	(272,954)	(446,577)
Class Y Shares
Shares sold	619,994	60,055	2,526,954	6,347,479
Issued to shareholders in reinvestment of distributions	47	7	–	–
Shares redeemed	(178,353)	(2,441,064)	(1,402,160)	(1,832,006)
Net increase (decrease) from capital stock transactions	441,688	(2,381,002)	1,124,794	4,515,473

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Statements of Changes in Net Assets

Small Cap Fund		International Stock Fund
Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six-Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
$ 20,505,842	$ 32,042,388	$ 68,992,523	$102,780,265

77,253	182,774	386,493	1,390,323
817,485	3,296,100	3,550,018	7,545,592
1,364,011	(209,651)	(626,545)	(10,559,684)
2,258,749	3,269,223	3,309,966	(1,623,769)

(1)	(12,733)	(424,281)	(333,583)
–	(903)	(56,775)	(38,465)
(506)	(176,780)	(973,905)	(1,149,092)

(106,289)	–	–	–
(9,033)	–	–	–
(533,628)	–	–	–
(649,459)	(190,416)	(1,454,961)	(1,521,140)

378,424	990,222	1,092,184	2,871,288
106,290	12,733	418,874	327,020
(143,066)	(536,474)	(2,094,867)	(4,977,102)
–	2,319	–	315
341,648	468,800	(583,809)	(1,778,479)

29,688	114,582	71,572	296,343
8,926	873	56,439	38,117
(18,869)	(128,820)	(689,793)	(1,142,294)
19,745	(13,365)	(561,782)	(807,834)

4,924	17,707	2,244,973	492,127
–	–	7,305	–
(2,166,143)	(15,088,495)	(27,263,788)	(28,548,647)
(2,161,219)	(15,070,788)	(25,011,510)	(28,056,520)
(1,799,826)	(14,615,353)	(26,157,101)	(30,642,833)
(190,534)	(11,536,546)	(24,302,096)	(33,787,742)
$ 20,315,308	$ 20,505,842	$ 44,690,427	$ 68,992,523
$ 77,244	$ 498	$ 360,194	$ 1,428,662

33,389	89,570	107,372	268,949
9,971	1,139	44,656	30,764
(12,659)	(49,774)	(208,372)	(469,641)
30,701	40,935	(56,344)	(169,928)

2,684	10,434	7,183	28,118
858	79	6,108	3,630
(1,707)	(12,137)	(68,834)	(108,680)
1,835	(1,624)	(55,543)	(76,932)

430	1,565	218,812	47,000
–	–	780	–
(190,952)	(1,369,753)	(2,663,338)	(2,693,985)
(190,522)	(1,368,188)	(2,443,746)	(2,646,985)
See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 9.94	$10.02	$ 9.34	$ 8.53	$11.13	$10.53
Income from Investment Operations:
Net investment income1	0.15	0.25	0.27	0.24	0.28	0.24
Net realized and unrealized gain (loss) on investments	0.28	0.04	0.70	0.98	(2.58)	0.49
Total from investment operations	0.43	0.29	0.97	1.22	(2.30)	0.73
Less Distributions:
Distributions from net investment income	(0.16)	(0.37)	(0.29)	(0.41)	(0.27)	(0.12)
Distributions from capital gains	–	–	–	–	(0.03)	(0.01)
Total distributions	(0.16)	(0.37)	(0.29)	(0.41)	(0.30)	(0.13)
Net increase (decrease) in net asset value	0.27	(0.08)	0.68	0.81	(2.60)	0.60
Net Asset Value at end of period	$10.21	$ 9.94	$10.02	$ 9.34	$ 8.53	$11.13
Total Return (%)2	4.343	3.00	10.58	14.91	(21.19)	6.94
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,882	$35,293	$33,274	$27,225	$19,753	$16,003
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.704	0.70	0.70	0.92	1.14	1.79
After reimbursement of expenses by adviser (%)	0.704	0.70	0.70	0.70	0.70	0.70
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	2.884	2.40	2.79	2.80	2.75	3.00
Portfolio Turnover (%)5	233	26	50	38	90	39
CLASS B
Net Asset Value at beginning of period	$ 9.94	$10.03	$ 9.34	$ 8.48	$11.07	$10.51
Income from Investment Operations:
Net investment income1	0.10	0.17	0.20	0.18	0.18	0.17
Net realized and unrealized gain (loss) on investments	0.29	0.05	0.71	0.98	(2.55)	0.48
Total from investment operations	0.39	0.22	0.91	1.16	(2.37)	0.65
Less Distributions:
Distributions from net investment income	(0.12)	(0.31)	(0.22)	(0.30)	(0.19)	(0.08)
Distributions from capital gains	–	–	–	–	(0.03)	(0.01)
Total distributions	(0.12)	(0.31)	(0.22)	(0.30)	(0.22)	(0.09)
Net increase (decrease) in net asset value	0.27	(0.09)	0.69	0.86	(2.59)	0.56
Net Asset Value at end of period	$10.21	$ 9.94	$10.03	$ 9.34	$ 8.48	$11.07
Total Return (%)2	4.013	2.19	9.87	14.09	(21.82)	6.16
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$8,770	$ 8,203	$8,363	$6,287	$5,506	$4,173
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.454	1.45	1.45	1.68	1.89	2.53
After reimbursement of expenses by adviser (%)	1.454	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	2.154	1.67	2.04	2.16	2.01	2.01
Portfolio Turnover (%)5	233	26	50	38	90	39

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,			Inception to 10/31/081
		2011	2010	2009
CLASS C
Net Asset Value at beginning of period	$ 9.95	$10.04	$ 9.35	$ 8.48	$10.47
Income from Investment Operations:
Net investment income2	0.11	0.19	0.20	0.16	0.03
Net realized and unrealized gain (loss) on investments	0.27	0.03	0.71	1.01	(2.02)
Total from investment operations	0.38	0.22	0.91	1.17	(1.99)
Less Distributions:
Distributions from net investment income	(0.12)	(0.31)	(0.22)	(0.30)	–
Total distributions	(0.12)	(0.31)	(0.22)	(0.30)	–
Net increase (decrease) in net asset value	0.26	(0.09)	0.69	0.87	(1.99)
Net Asset Value at end of period	$10.21	$ 9.95	$10.04	$ 9.35	$ 8.48
Total Return (%)3	3.904	2.19	9.86	14.21	(19.01)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,409	$5,846	$5,417	$3,412	$2,198
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.455	1.45	1.45	1.87	2.675
After reimbursement of expenses by adviser (%)	1.455	1.45	1.45	1.45	1.455
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	2.135	1.76	2.03	2.03	0.605
Portfolio Turnover (%)7	234	26	50	38	904

MODERATE ALLOCATION FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 9.76	$ 9.63	$ 8.77	$ 7.84	$11.82	$10.65
Income from Investment Operations:
Net investment income2	0.13	0.16	0.18	0.15	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.43	0.22	0.83	0.93	(3.88)	1.12
Total from investment operations	0.56	0.38	1.01	1.08	(3.72)	1.29
Less Distributions:
Distributions from net investment income	(0.23)	(0.25)	(0.15)	(0.15)	(0.18)	(0.12)
Distributions from capital gains	–	–	–	–	(0.08)	(0.00)6
Total distributions	(0.23)	(0.25)	(0.15)	(0.15)	(0.26)	(0.12)
Net increase (decrease) in net asset value	0.33	0.13	0.86	0.93	(3.98)	1.17
Net Asset Value at end of period	$10.09	$ 9.76	$ 9.63	$ 8.77	$ 7.84	$11.82
Total Return (%)3	5.824	3.97	11.68	14.12	(32.18)	12.26
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$88,101	$ 84,321	$79,765	$64,631	$50,326	$56,312
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.705	0.70	0.70	0.78	0.79	0.89
After reimbursement of expenses by adviser (%)	0.705	0.70	0.70	0.70	0.70	0.70
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	2.495	1.64	1.98	1.93	1.41	1.45
Portfolio Turnover (%)7	234	20	54	30	83	21

1	Commenced investment operations February 29, 2008.	4	Not annualized.
2	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.	5	Annualized.
		6	Amounts represent less than $0.005 per share.
3	Total return without applicable sales charge.	7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND (continued)
	Six Months Ended 4/30/12 (unaudited)		Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS B
Net Asset Value at beginning of period	$ 9.70	$ 9.58	$ 8.72	$ 7.80	$11.75	$10.63
Income from Investment Operations:
Net investment income1	0.08	0.08	0.10	0.10	0.06	0.09
Net realized and unrealized gain (loss) on investments	0.44	0.21	0.84	0.92	(3.84)	1.11
Total from investment operations	0.52	0.29	0.94	1.02	(3.78)	1.20
Less Distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.08)	(0.10)	(0.09)	(0.08)
Distributions from capital gains	–	–	–	–	(0.08)	–
Total distributions	(0.15)	(0.17)	(0.08)	(0.10)	(0.17)	(0.08)
Net increase (decrease) in net asset value	0.37	0.12	0.86	0.92	(3.95)	1.12
Net Asset Value at end of period	$10.07	$ 9.70	$ 9.58	$ 8.72	$ 7.80	$11.75
Total Return (%)3	5.474	3.19	10.78	13.20	(32.64)	11.38
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,616	$ 26,928	$25,002	$20,221	$17,728	$19,825
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.455	1.45	1.45	1.53	1.54	1.64
After reimbursement of expenses by adviser (%)	1.455	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.725	0.88	1.24	1.26	0.66	0.63
Portfolio Turnover (%)6	234	20	54	30	83	21

	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,			Inception to 10/31/082
		2011	2010	2009
CLASS C
Net Asset Value at beginning of period	$ 9.71	$ 9.58	$ 8.72	$ 7.80	$10.61
Income from Investment Operations:
Net investment income1	0.08	0.08	0.10	0.09	0.02
Net realized and unrealized gain (loss) on investments	0.43	0.22	0.84	0.93	(2.83)
Total from investment operations	0.51	0.30	0.94	1.02	(2.81)
Less Distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.08)	(0.10)	–
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.15)	(0.17)	(0.08)	(0.10)	–
Net increase (decrease) in net asset value	0.36	0.13	0.86	0.92	(2.81)
Net Asset Value at end of period	$10.07	$ 9.71	$ 9.58	$ 8.72	$ 7.80
Total Return (%)3	5.364	3.19	10.89	13.20	(26.48)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,129	$ 3,939	$3,856	$3,094	$2,149
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.455	1.45	1.45	1.74	2.385
After reimbursement of expenses by adviser (%)	1.455	1.45	1.45	1.45	1.455
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.655	0.90	1.23	0.98	0.395
Portfolio Turnover (%)6	234	20	54	30	834

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.	4	Not annualized.
		5	Annualized.
2	Commenced investment operations February 29, 2008.	6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
3	Total return without applicable sales charge.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 9.32	$ 9.04	$ 8.12	$ 7.16	$12.53	$10.76
Income from Investment Operations:
Net investment income1	0.09	0.07	0.09	0.08	0.04	0.09
Net realized and unrealized gain (loss) on investments	0.51	0.32	0.92	0.92	(5.18)	1.83
Total from investment operations	0.60	0.39	1.01	1.00	(5.14)	1.92
Less Distributions:
Distributions from net investment income	(0.13)	(0.11)	(0.09)	(0.04)	(0.13)	(0.15)
Distributions from capital gains	–	–	–	–	(0.10)	–
Total distributions	(0.13)	(0.11)	(0.09)	(0.04)	(0.23)	(0.15)
Net increase (decrease) in net asset value	0.47	0.28	0.92	0.96	(5.37)	1.77
Net Asset Value at end of period	$ 9.79	$ 9.32	$ 9.04	$ 8.12	$ 7.16	$12.53
Total Return (%)2	6.483	4.29	12.50	14.00	(41.73)	18.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$32,053	$30,190	$27,823	$21,855	$14,975	$18,824
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.704	0.70	0.70	1.11	1.25	1.62
After reimbursement of expenses by adviser (%)	0.704	0.70	0.70	0.70	0.70	0.70
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.904	0.74	1.03	1.06	0.09	(0.33)
Portfolio Turnover (%)6	313	29	62	17	91	24

CLASS B
Net Asset Value at beginning of period	$ 9.23	$ 8.96	$ 8.05	$ 7.12	$12.46	$10.74
Income from Investment Operations:
Net investment income (loss)1	0.05	0.005	0.03	0.03	(0.06)	0.005
Net realized and unrealized gain (loss) on investments	0.50	0.32	0.91	0.90	(5.14)	1.82
Total from investment operations	0.55	0.32	0.94	0.93	(5.20)	1.82
Less Distributions:
Distributions from net investment income	(0.07)	(0.05)	(0.03)	–	(0.04)	(0.10)
Distributions from capital gains	–	–	–	–	(0.10)	–
Total distributions	(0.07)	(0.05)	(0.03)	–	(0.14)	(0.10)
Net increase (decrease) in net asset value	0.48	0.27	0.91	0.93	(5.34)	1.72
Net Asset Value at end of period	$ 9.71	$ 9.23	$ 8.96	$ 8.05	$ 7.12	$12.46
Total Return (%)2	6.023	3.54	11.67	13.06	(42.17)	17.11
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,364	$ 9,975	$9,109	$7,518	$6,050	$7,234
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.454	1.45	1.45	1.88	2.00	2.38
After reimbursement of expenses by adviser (%)	1.454	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.154	(0.00)5	0.30	0.44	(0.73)	(1.06)
Portfolio Turnover (%)6	313	29	62	17	90	24

1	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Amounts represent less than $0.005 per share.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,			Inception to 10/31/081
		2011	2010	2009
CLASS C
Net Asset Value at beginning of period	$ 9.24	$ 8.97	$ 8.06	$ 7.12	$10.70
Income from Investment Operations:
Net investment income (loss)2	0.04	(0.02)	0.03	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	0.51	0.34	0.91	0.93	(3.52)
Total from investment operations	0.55	0.32	0.94	0.94	(3.58)
Less Distributions:
Distributions from net investment income	(0.07)	(0.05)	(0.03)	–	–
Total distributions	(0.07)	(0.05)	(0.03)	–	–
Net increase (decrease) in net asset value	0.48	0.27	0.91	0.94	(3.58)
Net Asset Value at end of period	$ 9.72	$ 9.24	$ 8.97	$ 8.06	$ 7.12
Total Return (%)3	6.024	3.54	11.66	13.20	(33.46)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$ 996	$ 828	$ 508	$ 470	$ 229
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.455	1.45	1.45	3.72	7.845
After reimbursement of expenses by adviser (%)	1.455	1.45	1.45	1.45	1.455
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	0.895	(0.32)	0.34	0.28	(1.23)5
Portfolio Turnover (%)7	314	29	62	17	914

CASH RESERVES FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net investment income (loss)2	0.00	0.00	(0.00)6	0.006	0.02	0.05
Total from investment operations	0.00	0.00	(0.00)6	0.006	0.02	0.05
Less Distributions:
Distributions from net investment income	–	–	–	(0.00)6	(0.02)	(0.05)
Total distributions	–	–	–	(0.00)6	(0.02)	(0.05)
Net increase (decrease) in net asset value	0.00	0.00	(0.00)6	(0.00)6	–	–
Net Asset Value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)3	0.004	0.00	0.00	0.07	2.26	4.73
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,293	$12,298	$11,687	$13,690	$15,339	$12,494
Ratios of expenses to average net assets:
Before reimbursement and waiver of expenses by adviser (%)	0.555	0.55	0.55	0.80	1.02	1.09
After reimbursement and waiver of expenses by adviser (%)	0.045	0.108	0.148	0.338	0.55	0.55
Ratio of net investment income to average net assets
After reimbursement and waiver of expenses by adviser (%)	0.005,8	0.008	0.008	0.078	2.16	4.64

1	Commenced investment operations February 29, 2008.
2	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Amounts represent less than $0.005 per share.
7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
8	Ratio is net of fees waived by the adviser and distributor (See Note 3).

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

CASH RESERVES FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS B
Net Asset Value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net investment income (loss)7	0.00	0.00	(0.00)5	0.005	0.01	0.04
Total from investment operations	0.00	0.00	(0.00)5	0.005	0.01	0.04
Less Distributions:
Distributions from net investment income	–	–	–	(0.00)5	(0.01)	(0.04)
Total distributions	0.00	0.00	0.00	(0.00)5	(0.01)	(0.04)
Net increase (decrease) in net asset value	0.00	0.00	(0.00)5	(0.00)5	–	–
Net Asset Value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)2	0.003	0.00	0.00	0.01	1.50	3.94
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,065	$1,601	$2,056	$3,250	$4,655	$2,779
Ratios of expenses to average net assets:
Before reimbursement and waiver of expenses by adviser (%)	1.304	1.30	1.30	1.56	1.77	1.84
After reimbursement and waiver of expenses by adviser (%)	0.044,6	0.106	0.146	0.406	1.30	1.30
Ratio of net investment income to average net assets
After reimbursement and waiver of expenses by adviser (%)	0.004,6	0.006	0.006	0.016	1.32	3.88

For the Period Ended 6/14/071

CLASS Y
Net Asset Value at beginning of period	$ 1.00
Income from Investment Operations:
Net investment income7	0.03
Total from investment operations	0.03
Less Distributions:
Distributions from net investment income	(0.03)
Total distributions	(0.03)
Net increase in net asset value	0.00
Net Asset Value at end of period	$ 1.00
Total Return (%)2	N/A
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$ –
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.003
After reimbursement of expenses by adviser (%)	0.553
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	4.623

1	Cash Reserves Fund Class Y shares were liquidated June 14, 2007.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Amounts represent less than $0.005 per share.
6	Ratio is net of fees waived by the adviser and distributor (see Note 3).
7	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

BOND FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$10.59	$10.46	$10.11	$ 9.48	$ 9.78	$ 9.88
Income from Investment Operations:
Net investment income1	0.12	0.26	0.25	0.30	0.39	0.43
Net realized and unrealized gain (loss) on investments	0.03	0.13	0.35	0.63	(0.30)	(0.10)
Total from investment operations	0.15	0.39	0.60	0.93	0.09	0.33
Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.25)	(0.30)	(0.39)	(0.36)
Return of capital	–	–	–	–	–	(0.07)
Total distributions	(0.12)	(0.26)	(0.25)	(0.30)	(0.39)	(0.43)
Net increase (decrease) in net asset value	0.03	0.13	0.35	0.63	(0.30)	(0.10)
Net Asset Value at end of period	$10.62	$10.59	$10.46	$10.11	$ 9.48	$ 9.78
Total Return (%)2	1.453	3.81	5.97	9.91	0.89	3.42
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$43,833	$43,775	$44,238	$44,099	$37,882	$55,271
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.904	0.90	0.90	0.94	1.02	1.08
After reimbursement of expenses by adviser (%)	0.904	0.90	0.90	0.90	0.90	0.90
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	2.354	2.54	2.42	3.04	4.05	4.40
Portfolio Turnover (%)5	53	12	7	37	22	40

CLASS B
Net Asset Value at beginning of period	$10.59	$10.46	$10.12	$ 9.48	$ 9.78	$ 9.88
Income from Investment Operations:
Net investment income1	0.08	0.19	0.17	0.23	0.32	0.35
Net realized and unrealized gain (loss) on investments	0.04	0.12	0.34	0.64	(0.30)	(0.10)
Total from investment operations	0.12	0.31	0.51	0.87	0.02	0.25
Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.17)	(0.23)	(0.32)	(0.29)
Return of capital	–	–	–	–	–	(0.06)
Total distributions	(0.08)	(0.18)	(0.17)	(0.23)	(0.32)	(0.35)
Net increase (decrease) in net asset value	0.04	0.13	0.34	0.64	(0.30)	(0.10)
Net Asset Value at end of period	$10.63	$10.59	$10.46	$10.12	$ 9.48	$ 9.78
Total Return (%)2	1.163	3.04	5.08	9.20	0.13	2.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,529	$5,678	$8,388	$9,363	$15,941	$26,507
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.654	1.65	1.65	1.69	1.77	1.83
After reimbursement of expenses by adviser (%)	1.654	1.65	1.65	1.65	1.65	1.65
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.604	1.78	1.68	2.37	3.29	3.65
Portfolio Turnover (%)5	53	12	7	37	22	40

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

BOND FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$10.58	$10.46	$10.11	$ 9.47	$ 9.77	$ 9.88
Income from Investment Operations:
Net investment income1	0.14	0.29	0.27	0.32	0.42	0.45
Net realized and unrealized gain (loss) on investments	0.02	0.12	0.35	0.64	(0.30)	(0.11)
Total from investment operations	0.16	0.41	0.62	0.96	0.12	0.34
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.27)	(0.32)	(0.42)	(0.38)
Return of capital	–	–	–	–	–	(0.07)
Total distributions	(0.14)	(0.29)	(0.27)	(0.32)	(0.42)	(0.45)
Net increase (decrease) in net asset value	0.02	0.12	0.35	0.64	(0.30)	(0.11)
Net Asset Value at end of period	$10.60	$10.58	$10.46	$10.11	$ 9.47	$ 9.77
Total Return (%)2	1.573	4.03	6.23	10.30	1.14	3.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$97,165	$145,125	$164,190	$147,145	$105,043	$34,542
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.654	0.65	0.65	0.69	0.76	0.82
After reimbursement of expenses by adviser (%)	0.654	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	2.594	2.79	2.67	3.28	4.23	4.69
Portfolio Turnover (%)5	53	12	7	37	223	40

HIGH INCOME FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 6.95	$ 7.10	$ 6.66	$ 5.57	$ 7.29	$ 7.36
Income from Investment Operations:
Net investment income1	0.22	0.48	0.51	0.46	0.47	0.53
Net realized and unrealized gain (loss) on investments	0.14	(0.16)	0.43	1.09	(1.65)	(0.08)
Total from investment operations	0.36	0.32	0.94	1.55	(1.18)	0.45
Less Distributions:
Distributions from net investment income	(0.22)	(0.47)	(0.50)	(0.46)	(0.54)	(0.52)
Total distributions	(0.22)	(0.47)	(0.50)	(0.46)	(0.54)	(0.52)
Net increase (decrease) in net asset value	0.14	(0.15)	0.44	1.09	(1.72)	(0.07)
Net Asset Value at end of period	$ 7.09	$ 6.95	$ 7.10	$ 6.66	$ 5.57	$ 7.29
Total Return (%)2	5.293	4.61	14.73	28.98	(17.24)	6.31
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$26,896	$25,299	$24,986	$25,684	$17,818	$35,610
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.004	1.00	1.00	1.05	1.14	1.21
After reimbursement of expenses by adviser (%)	1.004	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	6.404	6.73	7.38	7.78	6.77	7.10
Portfolio Turnover (%)5	213	55	47	73	59	74

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS B
Net Asset Value at beginning of period
Income from Investment Operations:	$ 7.05	$ 7.19	$ 6.74	$ 5.63	$ 7.32	$ 7.39
Net investment income1
Net realized and unrealized gain on investments	0.21	0.44	0.46	0.44	0.45	0.49
Total from investment operations	0.13	(0.17)	0.44	1.09	(1.70)	(0.09)
Less Distributions:	0.34	0.27	0.90	1.53	(1.25)	0.40
Distributions from net investment income
Return of capital	(0.19)	(0.41)	(0.45)	(0.42)	(0.44)	(0.47)
Total distributions	(0.19)	(0.41)	(0.45)	(0.42)	(0.44)	(0.47)
Net increase (decrease) in net asset value	0.15	(0.14)	0.45	1.11	(1.69)	(0.07)
Net Asset Value at end of period	$ 7.20	$ 7.05	$ 7.19	$ 6.74	$ 5.63	$ 7.32
Total Return (%)2	4.863	3.89	13.86	28.08	(17.93)	5.50
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,600	$3,023	$4,571	$4,711	$5,833	$12,255
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.754	1.75	1.75	1.81	1.90	1.96
After reimbursement of expenses by adviser (%)	1.754	1.75	1.75	1.75	1.75	1.75
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	5.654	6.01	6.62	7.01	6.04	6.37
Portfolio Turnover (%)5	213	55	47	73	59	74

	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$ 6.92	$ 7.09	$ 6.65	$ 5.56	$ 7.30	$ 7.36
Income from Investment Operations:
Net investment income1	0.24	0.49	0.52	0.47	0.48	0.51
Net realized and unrealized gain (loss) on investments	0.13	(0.16)	0.44	1.10	(1.65)	(0.03)
Total from investment operations	0.37	0.33	0.96	1.57	(1.17)	0.48
Less Distributions:
Distributions from net investment income	(0.25)	(0.50)	(0.52)	(0.48)	(0.57)	(0.54)
Total distributions	(0.25)	(0.50)	(0.52)	(0.48)	(0.57)	(0.54)
Net increase (decrease) in net asset value	0.12	(0.17)	0.44	1.09	(1.74)	(0.06)
Net Asset Value at end of period	$ 7.04	$ 6.92	$ 7.09	$ 6.65	$ 5.56	$ 7.30
Total Return (%)2	5.373	4.81	15.04	29.35	(17.09)	6.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$70,297	$81,572	$94,907	$80,394	$33,127	$21,115
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.754	0.75	0.75	0.80	0.89	0.94
After reimbursement of expenses by adviser (%)	0.754	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	6.654	7.00	7.61	8.04	7.03	7.43
Portfolio Turnover (%)5	213	55	47	73	59	74

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$11.68	$11.16	$10.17	$ 9.92	$13.24	$13.20
Income from Investment Operations:
Net investment income1	0.14	0.29	0.34	0.38	0.45	0.49
Net realized and unrealized gain (loss) on investments	0.63	0.52	0.98	0.28	(2.30)	0.27
Total from investment operations	0.77	0.81	1.32	0.66	(1.85)	0.76
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.33)	(0.41)	(0.47)	(0.49)
Distributions from capital gains	–	–	–	–	(1.00)	(0.23)
Total distributions	(0.14)	(0.29)	(0.33)	(0.41)	(1.47)	(0.72)
Net increase (decrease) in net asset value	0.63	0.52	0.99	0.25	(3.32)	0.04
Net Asset Value at end of period	$12.31	$11.68	$11.16	$10.17	$ 9.92	$13.24
Total Return (%)2	6.583	7.32	13.15	7.07	(15.39)	5.95
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$80,147	$72,913	$73,040	$71,014	$70,095	$90,254
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.104	1.10	1.10	1.27	1.29	1.25
After reimbursement of expenses by adviser (%)	1.104	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	2.264	2.51	3.10	3.98	3.94	3.73
Portfolio Turnover (%)5	73	17	24	28	15	62

CLASS B
Net Asset Value at beginning of period	$11.74	$11.22	$10.22	$ 9.96	$13.25	$13.22
Income from Investment Operations:
Net investment income1	0.09	0.20	0.26	0.32	0.39	0.40
Net realized and unrealized gain (loss) on investments	0.64	0.52	0.99	0.28	(2.34)	0.26
Total from investment operations	0.73	0.72	1.25	0.60	(1.95)	0.66
Less Distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.25)	(0.34)	(0.34)	(0.40)
Distributions from capital gains	–	–	–	–	(1.00)	(0.23)
Total distributions	(0.09)	(0.20)	(0.25)	(0.34)	(1.34)	(0.63)
Net increase (decrease) in net asset value	0.64	0.52	1.00	0.26	(3.29)	0.03
Net Asset Value at end of period	$12.38	$11.74	$11.22	$10.22	$9.96	$13.25
Total Return (%)2	6.233	6.47	12.35	6.24	(16.01)	5.09
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,161	$15,906	$18,511	$18,322	$28,156	$57,581
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.854	1.85	1.85	2.04	2.04	2.00
After reimbursement of expenses by adviser (%)	1.854	1.85	1.85	1.85	1.85	1.85
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.534	1.77	2.35	3.33	3.18	2.99
Portfolio Turnover (%)5	73	17	24	28	15	62

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

EQUITY INCOME FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended 10/31/11	Inception to 10/31/101
CLASS A
Net Asset Value at beginning of period	$ 9.76	$10.27	$10.00
Income from Investment Operations:
Net investment loss2	0.01	0.007	(0.04)
Net realized and unrealized gain on investments	0.87	0.50	0.71
Total from investment operations	0.88	0.50	0.67
Less Distributions:
Distributions from net investment income	(0.20)	–	–
Distributions from capital gains	(0.22)	(1.01)	(0.40)
Total distributions	(0.42)	(1.01)	(0.40)
Net increase (decrease) in net asset value	0.46	(0.51)	0.27
Net Asset Value at end of period	$10.22	$ 9.76	$10.27
Total Return (%)3	9.184	5.22	7.03
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,425	$4,072	$2,886
Ratios of expenses to average net assets (%)	1.225	1.25	1.25
Ratio of net investment income to average net assets (%)	(0.15)5	(0.44)	(0.64)
Portfolio Turnover (%)6	494	107	58

CLASS Y
Net Asset Value at beginning of period	$ 9.81	$10.29	$10.00
Income from Investment Operations:
Net investment income (loss)2	0.01	0.03	(0.04)
Net realized and unrealized gain on investments	0.89	0.50	0.73
Total from investment operations	0.90	0.53	0.69
Less Distributions:
Distributions from net investment income	(0.21)	–	–
Distributions from capital gains	(0.22)	(1.01)	(0.40)
Total distributions	(0.43)	(1.01)	(0.40)
Net increase (decrease) in net asset value	0.47	(0.48)	0.29
Net Asset Value at end of period	$10.28	$ 9.81	$10.29
Total Return (%)3	9.304	5.51	7.23
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$100,872	$63,395	$32,634
Ratios of expenses to average net assets (%)	0.995	1.00	1.00
Ratio of net investment income to average net assets (%)	0.085	(0.15)	(0.46)
Portfolio Turnover (%)6	494	107	58

1	Fund was seeded on October 31, 2009
2	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge
4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire period.
7	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$12.42	$11.40	$10.57	$10.60	$16.91	$15.47
Income from Investment Operations:
Net investment income1	0.10	0.18	0.12	0.20	0.28	0.22
Net realized and unrealized gain (loss) on investments	1.28	0.98	0.85	(0.01)	(6.30)	1.45
Total from investment operations	1.38	1.16	0.97	0.19	(6.02)	1.67
Less Distributions:
Distributions from net investment income	(0.19)	(0.14)	(0.14)	(0.22)	(0.19)	(0.23)
Distributions from capital gains	–	–	–	–	(0.10)	–
Total distributions	(0.19)	(0.14)	(0.14)	(0.22)	(0.29)	(0.23)
Net increase (decrease) in net asset value	1.19	1.02	0.83	(0.03)	(6.31)	1.44
Net Asset Value at end of period	$13.61	$12.42	$11.40	$10.57	$10.60	$16.91
Total Return (%)2	11.273	10.27	9.22	2.08	(36.17)	10.88
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$58,836	$54,271	$53,520	$54,242	$58,075	$116,358
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.164	1.16	1.16	1.19	1.16	1.13
After reimbursement of expenses by adviser (%)	1.164	1.16	1.16	1.18	1.16	1.13
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.614	1.44	1.07	2.00	1.87	1.32
Portfolio Turnover (%)5	103	39	70	86	55	47

CLASS B
Net Asset Value at beginning of period	$12.21	$11.20	$10.38	$10.42	$16.61	$15.20
Income from Investment Operations:
Net investment income1	0.09	0.12	0.06	0.19	0.27	0.16
Net realized and unrealized gain (loss) on investments	1.22	0.94	0.82	(0.08)	(6.29)	1.36
Total from investment operations	1.31	1.06	0.88	0.11	(6.02)	1.52
Less Distributions:
Distributions from net investment income	(0.10)	(0.05)	(0.06)	(0.15)	(0.07)	(0.11)
Distributions from capital gains	–	–	–	–	(0.10)	–
Total distributions	(0.10)	(0.05)	(0.06)	(0.15)	(0.17)	(0.11)
Net increase (decrease) in net asset value	1.21	1.01	0.82	(0.04)	(6.19)	1.41
Net Asset Value at end of period	$13.42	$12.21	$11.20	$10.38	$10.42	$16.61
Total Return (%)2	10.763	9.52	8.45	1.23	(36.59)	10.03
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,529	$7,199	$8,863	$9,637	$14,993	$43,146
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.914	1.91	1.91	1.95	1.91	1.89
After reimbursement of expenses by adviser (%)	1.914	1.91	1.91	1.94	1.91	1.88
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	0.894	0.70	0.31	1.36	1.11	0.61
Portfolio Turnover (%)5	103	39	70	86	55	47

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$12.44	$11.42	$10.58	$10.62	$16.93	$15.48
Income from Investment Operations:
Net investment income1	0.12	0.23	0.15	0.18	0.22	0.21
Net realized and unrealized gain (loss) on investments	1.27	0.97	0.86	0.03	(6.20)	1.51
Total from investment operations	1.39	1.20	1.01	0.21	(5.98)	1.72
Less Distributions:
Distributions from net investment income	(0.22)	(0.18)	(0.17)	(0.25)	(0.23)	(0.27)
Return of capital	–	–	–	–	(0.10)	–
Total distributions	(0.22)	(0.18)	(0.17)	(0.25)	(0.33)	(0.27)
Net increase (decrease) in net asset value	1.17	1.02	0.84	(0.04)	(6.31)	1.45
Net Asset Value at end of period	$13.61	$12.44	$11.42	$10.58	$10.62	$16.93
Total Return (%)2	11.373	10.53	9.58	2.24	(35.97)	11.21
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$81,135	$78,344	$90,233	$80,167	$54,828	$47,949
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.914	0.91	0.91	0.93	0.91	0.87
After reimbursement of expenses by adviser (%)	0.914	0.91	0.91	0.93	0.91	0.88
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.874	1.69	1.31	2.12	2.07	1.47
Portfolio Turnover (%)6	103	39	70	86	55	47

LARGE CAP GROWTH FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$16.00	$15.20	$13.15	$11.07	$17.39	$14.70
Income from Investment Operations:
Net investment income (loss)1	(0.01)	(0.01)	0.02	0.05	0.03	(0.00)5
Net realized and unrealized gain (loss) on investments	1.44	0.83	2.08	2.05	(6.35)	2.69
Total from investment operations	1.43	0.82	2.10	2.10	(6.32)	2.69
Less Distributions:
Distributions from net investment income	–	(0.02)	(0.05)	(0.02)	–	–
Total distributions	–	(0.02)	(0.05)	(0.02)	–	–
Net increase (decrease) in net asset value	1.43	0.80	2.05	2.08	(6.32)	2.69
Net Asset Value at end of period	$17.43	$16.00	$15.20	$13.15	$11.07	$17.39
Total Return (%)2	8.943	5.39	15.96	18.99	(36.34)	18.30
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$52,349	$48,068	$48,389	$45,398	$38,538	$68,253
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.204	1.20	1.20	1.31	1.34	1.43
After reimbursement of expenses by adviser (%)	1.204	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	(0.10)4	(0.05)	0.13	0.41	0.18	(0.02)
Portfolio Turnover (%)6	363	77	79	105	141	93

1	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.	4	Annualized.
		5	Amounts represent less than $0.005 per share.
2	Total return without applicable sales charge.	6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
3	Not annualized.

See accompanying Notes to Financial Statements.

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS B
Net Asset Value at beginning of period	$14.64	$13.99	$12.16	$10.30	$16.29	$13.88
Income from Investment Operations:
Net investment income (loss)1	(0.07)	(0.13)	(0.08)	(0.02)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	1.32	0.78	1.91	1.88	(5.88)	2.54
Total from investment operations	1.25	0.65	1.83	1.86	(5.99)	2.41
Net increase (decrease) in net asset value	1.25	0.65	1.83	1.86	(5.99)	2.41
Net Asset Value at end of period	$15.89	$14.64	$13.99	$12.16	$10.30	$16.29
Total Return (%)2	8.543	4.65	15.05	18.06	(36.77)	17.36
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,696	$7,581	$9,698	$9,665	$13,580	$36,147
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.954	1.95	1.95	2.07	2.10	2.18
After reimbursement of expenses by adviser (%)	1.954	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	(0.84)4	(0.79)	(0.62)	(0.30)	(0.56)	(0.76)
Portfolio Turnover (%)5	363	77	79	105	141	93

CLASS Y
Net Asset Value at beginning of period	$16.11	$15.30	$13.23	$11.14	$17.45	$14.72
Income from Investment Operations:
Net investment income1	0.01	0.04	0.07	0.06	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.45	0.82	2.08	2.07	(6.37)	2.71
Total from investment operations	1.46	0.86	2.15	2.13	(6.31)	2.73
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.08)	(0.04)	–	–
Total distributions	(0.02)	(0.05)	(0.08)	(0.04)	–	–
Net increase (decrease) in net asset value	1.44	0.81	2.07	2.09	(6.31)	2.73
Net Asset Value at end of period	$17.55	$16.11	$15.30	$13.23	$11.14	$17.45
Total Return (%)2	9.083	5.63	16.26	19.26	(36.16)	18.55
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$74,353	$61,122	$94,475	$106,390	$70,203	$52,811
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	0.954	0.95	0.95	1.06	1.09	1.16
After reimbursement of expenses by adviser (%)	0.954	0.95	0.95	0.95	0.95	0.95
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	0.144	0.22	0.38	0.63	0.45	0.19
Portfolio Turnover (%)5	363	77	79	105	141	93

1	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 6.60	$ 5.95	$ 4.95	$ 4.08	$ 7.45	$ 6.27
Income from Investment Operations:
Net investment loss1	(0.01)	(0.00)5	(0.02)	(0.03)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	0.86	0.65	1.02	0.90	(3.28)	1.25
Total from investment operations	0.85	0.65	1.00	0.87	(3.32)	1.18
Less Distributions:
Distributions from capital gains	–	–	–	–	(0.05)	–
Total distributions	–	–	0.00	–	(0.05)	–
Net increase (decrease) in net asset value	0.85	0.65	1.00	0.87	(3.37)	1.18
Net Asset Value at end of period	$ 7.45	$ 6.60	$ 5.95	$ 4.95	$ 4.08	$ 7.45
Total Return (%)2	12.883	10.92	20.20	21.03	(44.71)	18.82
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$48,929	$43,865	$42,627	$17,138	$14,241	$33,459
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.404	1.40	1.40	1.56	1.44	1.50
After reimbursement of expenses by adviser (%)	1.404	1.40	1.40	1.40	1.40	1.33
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	(0.26)4	(0.05)	(0.50)	(0.61)	(0.56)	(0.87)
Portfolio Turnover (%)6	113	70	68	198	127	109

CLASS B
Net Asset Value at beginning of period	$ 6.04	$ 5.49	$ 4.60	$ 3.83	$ 7.04	$ 5.96
Income from Investment Operations:
Net investment loss1	(0.04)	(0.06)	(0.05)	(0.06)	(0.10)	(0.13)
Net realized and unrealized gain (loss) on investments	0.80	0.61	0.94	0.83	(3.06)	1.21
Total from investment operations	0.76	0.55	0.89	0.77	(3.16)	1.08
Less Distributions:
Distributions from capital gains	–	–	–	–	(0.05)	–
Total distributions	–	–	0.00	–	(0.05)	–
Net increase (decrease) in net asset value	0.76	0.55	0.89	0.77	(3.21)	1.08
Net Asset Value at end of period	$ 6.80	$ 6.04	$ 5.49	$ 4.60	$ 3.83	$ 7.04
Total Return (%)2	12.583	10.02	19.35	20.10	(45.18)	17.92
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,347	$8,181	$9,879	$4,231	$ 4,891	$13,598
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	2.154	2.15	2.15	2.32	2.19	2.25
After reimbursement of expenses by adviser (%)	2.154	2.15	2.15	2.15	2.15	2.08
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	(1.01)4	(0.79)	(1.24)	(1.34)	(1.32)	(1.62)
Portfolio Turnover (%)6	113	70	68	198	127	109

1	Net investment loss calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Amounts represent less than $0.005 per share.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$ 6.69	$ 6.01	$ 5.00	$ 4.11	$ 7.47	$ 6.27
Income from Investment Operations:
Net investment income (loss)7	0.005	0.01	(0.01)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.87	0.67	1.02	0.90	(3.29)	1.23
Total from investment operations	0.87	0.68	1.01	0.89	(3.31)	1.20
Less Distributions:
Distributions from capital gains	–	–	–	–	(0.05)	–
Total distributions	–	–	0.00	–	(0.05)	–
Net increase (decrease) in net asset value	0.87	0.68	1.01	0.89	(3.36)	1.20
Net Asset Value at end of period	$ 7.56	$ 6.69	$ 6.01	$ 5.00	$ 4.11	$ 7.47
Total Return (%)2	13.003	11.31	20.20	21.65	(44.66)	19.11
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$75,490	$59,257	$26,101	$23,389	$17,649	$32,631
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.154	1.15	1.15	1.30	1.19	1.22
After reimbursement of expenses by adviser (%)	1.154	1.15	1.15	1.15	1.15	1.11
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	(0.01)4	0.18	(0.23)	(0.37)	(0.27)	(0.62)
Portfolio Turnover (%)6	113	70	68	198	127	109

SMALL CAP FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,				Inception to 10/31/071
		2011	2010	2009	2008
CLASS A
Net Asset Value at beginning of period	$10.79	$ 9.93	$ 8.24	$ 7.29	$10.36	$10.00
Income from Investment Operations:
Net investment income7	0.38	0.04	0.005	0.03	0.22	0.06
Net realized and unrealized gain (loss) on investments	0.82	0.86	1.70	0.94	(3.07)	0.30
Total from investment operations	1.20	0.90	1.70	0.97	(2.85)	0.36
Redemption Fees (see Note 2)	–	0.01	–	–	–	–
Less Distributions:
Distributions from investment income	(0.35)	(0.05)	(0.01)	(0.02)	(0.05)	–
Distributions from capital gains	–	–	–	–	(0.17)	–
Total distributions	(0.35)	(0.05)	(0.01)	(0.02)	(0.22)	–
Net increase (decrease) in net asset value	0.85	0.86	1.69	0.95	(3.07)	0.36
Net Asset Value at end of period	$11.64	$10.79	$ 9.93	$ 8.24	$ 7.29	$10.36
Total Return (%)2	11.453	9.12	20.60	13.30	(28.02)	3.604
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,812	$3,201	$2,540	$1,301	$ 883	$6,098
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.504	1.50	1.50	2.85	2.18	2.615
After reimbursement of expenses by adviser (%)	1.504	1.50	1.50	1.50	1.50	1.505
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	0.594	0.33	0.04	0.50	0.56	0.715
Portfolio Turnover (%)6	73	15	40	21	55	144

1	Commenced investment operations December 27, 2006.	5	Amounts represent less than $0.005 per share.
2	Total return without applicable sales charge.	6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
3	Not annualized.	7	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
4	Annualized.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

SMALL CAP FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,				Inception to 10/31/071
		2011	2010	2009	2008
CLASS B
Net Asset Value at beginning of period	$10.55	$ 9.78	$ 8.18	$ 7.24	$10.29	$10.00
Income from Investment Operations:
Net investment income (loss)7	0.34	(0.06)	(0.07)	(0.02)	0.03	(0.00)5
Net realized and unrealized gain (loss) on investments	0.80	0.86	1.67	0.94	(2.91)	0.29
Total from investment operations	1.14	0.80	1.60	0.92	(2.88)	0.29
Redemption Fees (see Note 2)	–	–	–	0.02	0.02	0.005
Less Distributions:			–
Distributions from net investment income	(0.35)	(0.03)	–	–	–	_
Distributions from capital gains	–	–	–	–	(0.17)	–
Total distributions	(0.35)	(0.03)	0.00	–	(0.17)	–
Net increase (decrease) in net asset value	0.79	0.77	1.60	0.94	(3.05)	0.29
Net Asset Value at end of period	$11.34	$10.55	$ 9.78	$ 8.18	$ 7.24	$10.29
Total Return (%)2	11.133	8.20	19.56	12.98	(28.38)	2.903
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$306	$266	$262	$100	$ 67	$200
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	2.254	2.25	2.25	11.03	7.88	11.244
After reimbursement of expenses by adviser (%)	2.254	2.25	2.25	2.25	2.25	2.254
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	(0.16)4	(0.42)	(0.72)	(0.22)	(0.19)	(0.01)4
Portfolio Turnover (%)6	73	15	40	21	55	143

CLASS Y
Net Asset Value at beginning of period	$10.77	$ 9.91	$ 8.22	$ 7.31	$10.37	$ 9.82
Income from Investment Operations:
Net investment income7	0.40	0.07	0.03	0.05	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.82	0.85	1.69	0.92	(2.88)	0.50
Total from investment operations	1.22	0.92	1.72	0.97	(2.82)	0.55
Less Distributions:
Distributions from net investment income	(0.35)	(0.06)	(0.03)	(0.06)	(0.07)	–
Distributions from capital gains	–	–	–	–	(0.17)	–
Total distributions	(0.35)	(0.06)	(0.03)	(0.06)	(0.24)	–
Net increase (decrease) in net asset value	0.87	0.86	1.69	0.91	(3.06)	0.55
Net Asset Value at end of period	$11.64	$10.77	$ 9.91	$ 8.22	$ 7.31	$10.37
Total Return (%)2	11.663	9.29	20.90	13.53	(27.71)	5.603
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,197	$17,039	$29,240	$20,389	$13,453	$14,949
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.254	1.25	1.25	1.52	1.61	1.914
After reimbursement of expenses by adviser (%)	1.254	1.25	1.25	1.25	1.25	1.254
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	0.824	0.69	0.29	0.77	0.81	0.994
Portfolio Turnover (%)6	73	15	40	21	55	143

1	CLass A & B shares commenced investment operations December 27, 2006. Class Y shares commenced investment operations January 9, 2007.	5	Amounts represent less than $0.005 per share.
		6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
2	Total return without applicable sales charge.	7	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$10.12	$10.58	$ 9.94	$ 8.47	$17.05	$15.66
Income from Investment Operations:
Net investment income1	0.08	0.16	0.12	0.15	0.23	0.16
Net realized and unrealized gain (loss) on investments	0.50	(0.47)	0.77	1.69	(6.06)	2.92
Total from investment operations	0.58	(0.31)	0.89	1.84	(5.83)	3.08
Redemption Fees (see Note 2)	–	0.005	–	–	–	–
Less Distributions:
Distributions from net investment income	(0.21)	(0.15)	(0.25)	(0.16)	(0.24)	(0.11)
Distributions from capital gains	–	–	–	(0.21)	(2.51)	(1.58)
Total distributions	(0.21)	(0.15)	(0.25)	(0.37)	(2.75)	(1.69)
Net increase (decrease) in net asset value	0.37	(0.46)	0.64	1.47	(8.58)	1.39
Net Asset Value at end of period	$10.49	$10.12	$10.58	$ 9.94	$ 8.47	$17.05
Total Return (%)2	5.993	(3.00)	9.01	22.82	(40.46)	21.24
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,936	$20,763	$23,505	$23,094	$19,040	$52,145
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.604	1.60	1.60	1.73	1.93	1.89
After reimbursement of expenses by adviser (%)	1.604	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.494	1.45	1.19	1.81	1.67	0.99
Portfolio Turnover (%)6	153	44	52	82	69	79

CLASS B
Net Asset Value at beginning of period	$ 9.92	$10.39	$ 9.76	$ 8.33	$16.79	$15.45
Income from Investment Operations:
Net investment income1	0.05	0.08	0.05	0.14	0.18	0.08
Net realized and unrealized gain (loss) on investments	0.49	(0.47)	0.75	1.60	(6.01)	2.84
Total from investment operations	0.54	(0.39)	0.80	1.74	(5.83)	2.92
Less Distributions:
Distributions from net investment income	(0.15)	(0.08)	(0.17)	(0.10)	(0.12)	–
Distributions from capital gains	–	–	–	(0.21)	(2.51)	(1.58)
Total distributions	(0.15)	(0.08)	(0.17)	(0.31)	(2.63)	(1.58)
Net increase (decrease) in net asset value	0.39	(0.47)	0.63	1.43	(8.46)	1.34
Net Asset Value at end of period	$10.31	$ 9.92	$10.39	$ 9.76	$ 8.33	$16.79
Total Return (%)2	5.633	(3.77)	8.26	21.91	(40.95)	20.31
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,451	$3,872	$ 4,854	$ 5,109	$ 6,237	$15,630
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	2.364	2.35	2.35	2.49	2.69	2.64
After reimbursement of expenses by adviser (%)	2.364	2.35	2.35	2.35	2.35	2.35
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	0.684	0.72	0.43	1.09	1.04	0.41
Portfolio Turnover (%)6	153	44	52	82	69	79

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Amounts represent less than $0.005 per share.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND (continued)
	Six Months Ended 4/30/12 (unaudited)	Year Ended October 31,
		2011	2010	2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$10.13	$10.59	$ 9.95	$ 8.48	$17.08	$15.68
Income from Investment Operations:
Net investment income1	0.12	0.21	0.22	0.16	0.31	0.17
Net realized and unrealized gain (loss) on investments	0.48	(0.49)	0.69	1.70	(6.12)	2.96
Total from investment operations	0.60	(0.28)	0.91	1.86	(5.81)	3.13
Less Distributions:
Distributions from net investment income	(0.24)	(0.18)	(0.27)	(0.18)	(0.28)	(0.15)
Distributions from capital gains	–	–	–	(0.21)	(2.51)	(1.58)
Total distributions	(0.24)	(0.18)	(0.27)	(0.39)	(2.79)	(1.73)
Net increase (decrease) in net asset value	0.36	(0.46)	0.64	1.47	(8.60)	1.40
Net Asset Value at end of period	$10.49	$10.13	$10.59	$ 9.95	$ 8.48	$17.08
Total Return (%)2	6.263	(2.85)	9.28	23.25	(40.41)	21.59
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,303	$44,358	$74,421	$120,187	$81,569	$60,525
Ratios of expenses to average net assets:
Before reimbursement of expenses by adviser (%)	1.354	1.35	1.35	1.47	1.68	1.66
After reimbursement of expenses by adviser (%)	1.354	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets
After reimbursement of expenses by adviser (%)	1.354	1.70	1.42	2.07	2.25	1.48
Portfolio Turnover (%)5	153	44	52	82	69	79

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The MEMBERS Mutual Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end, management investment company. As of the date of this report, the Trust offers thirteen funds (individually, a "Fund," collectively, the "Funds"). The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the "Investment Adviser"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income Fund, Small Cap Fund and the International Stock Fund. The accompanying financial statements include the Cash Reserves, Bond, High Income, Diversified Income, Equity Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Allocation Funds"). The Core Funds, excluding the Cash Reserves, Diversified Income and Equity Income Funds, offer three classes of shares: Class A, B and Y. The Allocation Funds offer three classes of shares: Class A, B and C. The Cash Reserves Fund and the Diversified Income Fund offer two classes of shares: Class A and B. The Equity Income Fund offers two classes of shares: Class A and Y. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of Fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows: Equity securities, including American Depository Receipts ("ADRs"), and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Allocation Funds consist primarily of shares of underlying funds, the NAV of each Allocation Fund is determined based on the NAVs of the underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded except in the case of exchange traded options held by the Equity Income Fund, which are valued at the mean of the best bid and best ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Funds’ Pricing Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these Funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated at as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

specific market-movement parameters (generally tracking valuation correlations between U.S. markets and each non-U.S. security) established by the Committee and approved by the Funds.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of April 30, 2012, only the Equity Income Fund had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03 "Reconsideration of Effective Control of Repurchase Agreements." ASU 2011-03 is an amendment to Topic 860 "Transfers and Servicing." These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the Funds’ financial statements.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each Fund, except the Cash Reserves Fund, which can only invest in U.S. dollar-denominated foreign money market securities, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Only the International Stock Fund had net realized gains associated with currency transactions, and that amount of $65,966 is included in the Statements of Operations under the heading "Net realized gain (loss) on investments" for that Fund.

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of April 30, 2012, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Futures Contracts: Each Fund, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a Fund enters into a futures contract, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. The Fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of April 30, 2012, none of the Funds had open futures contracts.

Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except the Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. At April 30, 2012, investments in securities of the Bond, High Income and Diversified Income Funds included illiquid issues. The aggregate values of illiquid securities held by the Bond, High Income and Diversified Income Funds were $2,925,769, $1,311,562 and $1,674,961, respectively, which represent 2.0%, 1.3% and 1.8% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at April 30, 2012, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost	Security	Acquisition Date	Acquisition Cost
Bond Fund			High Income Fund
American Association of Retired Persons	5/16/02	$ 786,689	Affinion Group Inc.	Various	$ 409,421
ERAC USA Finance LLC	12/16/04	623,061	Ferrellgas Partners L.P.	3/31/10	325,000
WM Wrigley Jr. Co.	6/21/10	1,239,606	Lucent Technologies Capital Trust I	Various	774,531
		$2,649,356			$1,508,952

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

Diversified Income Fund	Acquisition Date	Acquisition Cost
American Association of Retired Persons	5/16/02	$ 786,689
ERAC USA Finance LLC	12/16/04	352,165
WM Wrigley Jr. Co.	6/21/10	279,911
		$1,418,765

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2012, none of the Funds had entered into such transactions.

Redemption Fees: The Small Cap and the International Stock Funds will deduct a fee of 2% from redemption proceeds on Class A and Class B shares held 30 calendar days or less. Redemption fees are treated as additional paid-in capital to the Fund from which the shares are redeemed and are designed to help offset any costs associated with short-term shareholder trading.

Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board ("FASB") guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in, or pay to transfer a liability in, an orderly transaction with an independent buyer in the principal or most advantageous market of the investment or liability. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the multi-dimensional relational

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

pricing model and option adjusted spread pricing fair value techniques. The Funds also estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of April 30, 2012, none of the Funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Funds’ investments carried at market value (please see the Portfolio of Investments for each Fund for a listing of all securities within each caption):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/12
Conservative Allocation	$ 54,815,371	$ –	$ –	$ 54,815,371
Moderate Allocation	121,733,423	–	–	121,733,423
Aggressive Allocation	43,246,724	–	–	43,246,724
Cash Reserves1	647,374	13,161,674	–	13,809,048
Bond
Asset Backed	–	2,271,383	–	2,271,383
Corporate Notes and Bonds	–	25,770,398	–	25,770,398
Mortgage Backed	–	18,974,701	–	18,974,701
U.S. Government and Agency Obligations	–	97,210,154	–	97,210,154
Investment Companies	1,358,533	–	–	1,358,533
	1,358,533	144,226,636	–	145,585,169
High Income
Preferred Stocks	620,000	–	–	620,000
Corporate Notes and Bonds	–	96,097,475	–	96,097,475
Investment Companies	2,261,382	–	–	2,261,382
	2,881,382	96,097,475	–	98,978,857
Diversified Income
Common Stocks	51,668,782	–	–	51,668,782
Asset Backed	–	575,443	–	575,443
Corporate Notes and Bonds	–	13,940,991	–	13,940,991
Mortgage Backed	–	7,610,046	–	7,610,046
U.S. Government and Agency Obligations	–	15,069,347	–	15,069,347
Investment Companies	5,875,238	–	–	5,875,238
	57,544,020	37,195,827	–	94,739,847
Equity Income
Assets:
Common Stocks	82,927,472	–	–	82,927,472
U.S. Government and Agency Obligations	–	4,999,259	–	4,999,259
Repurchase Agreement	–	18,177,552	–	18,177,552
Investment Companies	2,096,550	–	–	2,096,550
	85,024,022	23,176,811	–	108,200,833
Liabilities:
Options Written	2,383,905	–	–	2,383,905
Large Cap Value
Common Stocks	142,155,846	–	–	142,155,846
Investment Companies	3,693,719	–	–	3,693,719
	145,849,565	–	–	145,849,565
Large Cap Growth
Common Stocks	127,001,099	–	–	127,001,099
Investment Companies	4,533,448	–	–	4,533,448
	131,534,547	–	–	131,534,547

1 At April 30, 2012 all Level 2 securities held are Short Term Investments. See respective Portfolio of Investments.

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/12
Mid Cap
Common Stocks	$120,359,411	$ –	$ –	$120,359,411
Investment Companies	9,648,101	–	–	9,648,101
	130,007,512	–	–	130,007,512
Small Cap
Common Stocks	20,032,523	–	–	20,032,523
Investment Companies	297,049	–	–	297,049
	20,329,572	–	–	20,329,572
International Stock
Common Stocks
Australia	–	2,312,613	–	2,312,613
Belgium	–	1,345,073	–	1,345,073
Brazil	–	850,203	–	850,203
Canada	–	940,783	–	940,783
China	–	311,006	–	311,006
Denmark	–	531,881	–	531,881
Finland	–	502,195	–	502,195
France	–	4,711,245	–	4,711,245
Germany	–	2,236,916	–	2,236,916
Indonesia	350,980	–	–	350,980
Ireland	367,003	–	–	367,003
Italy	–	286,986	–	286,986
Japan	–	6,302,563	–	6,302,563
Netherlands	–	546,169	–	546,169
New Zealand	–	372,500	–	372,500
Russia	–	506,635	–	506,635
South Africa	396,340	–	–	396,340
South Korea	–	1,114,309	–	1,114,309
Spain	–	908,430	–	908,430
Sweden	–	1,844,191	–	1,844,191
Switzerland	–	1,808,752	–	1,808,752
Thailand	–	283,063	–	283,063
Turkey	–	202,956	–	202,956
United Kingdom	–	12,544,726	–	12,544,726
Investment Companies	2,686,488	–	–	2,686,488
	3,800,811	40,463,195	–	44,264,006

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund’s financial position, results of operations and cash flows.

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

The following table presents the types of derivatives in the Equity Income Fund by location as presented on the Statement of Assets and Liabilities as of April 30, 2012:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	–	--	Options written	$2,383,905

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2012:

Derivatives not accounted for as hedging instruments	Realized Gain on Derivatives:	Change in Unrealized Depreciation on Derivatives
Equity contracts	$2,138,103	$630,959

Management has determined that there is no impact on the financial statements of the other Funds held in the Trust as they currently do not hold derivative financial instruments.

New Accounting Pronouncement: In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The Investment Adviser has determined that the updated standards have no material impact on the Funds’ financial statements.

In December 2011, the International Accounting Standards Board (IASB) and the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets And Liabilities." These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows: 0.20% for the Conservative, Moderate and Aggressive Allocation Funds (collectively, the "Allocation Funds") ; 0.40% for the Cash Reserves Fund; 0.50% for the Bond Fund; 0.55% for the High Income Fund; 0.65% for the Diversified Income Fund; 0.85% for the Equity Income Fund; 0.55% for the Large Cap Value Fund; 0.75% for the Large Cap Growth Fund; 0.75% for the Mid Cap Fund; 1.00% for the Small Cap Fund; and 1.05% for the International Stock Fund. Except for the Allocation Funds and the Equity Income Fund, each Fund’s management fee will be reduced by 0.05% on assets

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at April 30, 2012 are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund and Lazard Asset Management LLC for the International Stock Fund.

The Investment Adviser may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of management fees on the Cash Reserves Fund Class A Shares and Class B Shares for the purpose of maintaining a one–day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2012, the waivers totaled $24,884 for Class A Shares and $2,672 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Services Agreement. The Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows: 0.25% for each of the Conservative, Moderate and Aggressive Allocation Funds; 0.15% for the Cash Reserves Fund; 0.15% for the Bond Fund; 0.20% for the High Income Fund; 0.20% for the Diversified Income Fund; 0.15% for the Equity Income Fund; 0.36% for the Large Cap Value Fund; 0.20% for the Large Cap Growth Fund; 0.40% for the Mid Cap Fund; 0.25% for the Small Cap Fund; and 0.30% for the International Stock Fund. The direct expenses of the Funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.

The Investment Adviser may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of service agreement fees on the Cash Reserves Fund Class A Shares and Class B Shares for the purpose of maintaining a one–day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2012, the waivers totaled $6,724 for Class A Shares and $737 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Distribution Agreement. Mosaic Funds Distributor, LLC ("MFD") serves as distributor of the Funds. The Trust adopted distribution and/or service plans (the "Plans") with respect to the Trust’s Class A, B, and C shares pursuant to Rule 12b–1 under the 1940 Act. Under the Plans, the Trust will pay service fees to MFD for Class A, Class B, and Class C shares at an aggregate annual rate of 0.25% of each Fund’s daily net assets attributable to the respective class of shares for all Funds except the Cash Reserves Fund. The Trust will also pay distribution fees to MFD for Class B and Class C shares at an aggregate annual rate of 0.75% of each Fund’s daily net assets attributable to their respective classes. The distribution fees are used to reimburse MFD for its distribution expenses with respect to Class B and Class C only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of Fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees are used by MFD to compensate selling brokers and others for providing personal and account maintenance services to shareholders. Fees incurred by the Funds under the Plans are detailed in the statement of operations.

Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Funds. Rather, they are deducted from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisers who

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period November 1, 2011 through April 30, 2012, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$ 89,634	$ 9,869	$1,523	$11,280	$ 9,869	$1,523
Moderate Allocation	183,430	29,424	456	21,438	29,424	456
Aggressive Allocation	71,409	11,943	77	8,231	11,943	77
Cash Reserves	–	3,963	–	–	3,963	–
Bond	63,031	2,346	–	7,669	2,346	–
High Income	28,477	1,114	–	3,970	1,114	–
Diversified Income	151,549	4,818	–	19,998	4,818	–
Equity Income	26,111	-	–	3,272	-	–
Large Cap Value	28,859	2,143	–	3,148	2,143	–
Large Cap Growth	33,198	5,090	–	3,591	5,090	–
Mid Cap	20,221	1,658	–	2,095	1,658	–
Small Cap	2,133	52	–	150	52	–
International Stock	12,351	2,415	–	1,290	2,415	–

The distributor may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the distributor waived a portion of 12b-1 fees on the Cash Reserves Fund Class B Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2012, the waivers totaled $5,010 and are reflected as fees waived in the accompanying Statement of Operations. The distributor does not have the right to recoup these waived fees.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Unaffiliated trustees receive from the Trust an attendance fee for each Board or Committee meeting attended, with additional remuneration paid to the Audit Committee and Nominating and Goverance Committee chairpersons.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Cash Reserves Fund declares dividends, if any, daily and reinvests dividends monthly. The Bond Fund, High Income Fund and Diversified Income Fund declare and reinvest dividends, if any, monthly. The Conservative Allocation and Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund and the International Stock Fund declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

5. SECURITIES TRANSACTIONS

For the period ended April 30, 2012, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$ –	$ –	$ 17,260,172	$ 11,671,615
Moderate Allocation	–	–	31,232,720	26,550,634
Aggressive Allocation	–	–	13,451,523	12,617,337
Bond	8,101,590	15,175,000	378,970	–
High Income	–	–	20,919,076	29,782,071
Diversified Income	3,758,235	1,100,000	4,413,825	5,141,885
Equity Income	–	–	69,787,953	39,597,403
Large Cap Value	–	–	13,458,694	21,869,801
Large Cap Growth	–	–	47,281,779	42,041,169
Mid Cap	–	–	12,802,570	13,093,385
Small Cap	–	–	1,384,933	3,393,710
International Stock	–	–	8,347,362	36,996,844

6. COVERED CALL OPTIONS

The Equity Income Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

Transactions in option contracts during the period ended April 30, 2012 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	8,332	$1,745,499
Options written during the period	29,382	6,116,870
Options expired during the period	(5,609)	(1,225,775)
Options closed during the period	(11,107)	(2,168,613)
Options assigned during the period	(7,533)	(1,697,420)
Options outstanding, end of period	13,465	$2,770,561

7. FOREIGN SECURITIES

Each Fund may invest in foreign securities; however, the Cash Reserves Fund is limited to U.S. dollar–denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar–denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the Funds have reclaim receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

Assets on the Statement of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

8. SECURITIES LENDING

Each Fund, except the Allocation, Cash Reserves, Small Cap and Equity Income Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At April 30, 2012, none of the Funds had securities out on loan.

Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations.

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

9. FEDERAL INCOME TAX INFORMATION

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2011, which are available to offset future capital gains, if any:

Fund	2011	2012	2013	2014	2015	2016	2017	2018
Conservative Allocation	$ –	$ –	$ –	$ –	$ –	$ 610,919	$ 1,619,779	$ –
Moderate Allocation	–	–	–	–	–	3,419,585	6,462,247	3,257,526
Aggressive Allocation	–	–	–	–	–	1,133,165	2,049,055	2,346,155
Cash Reserves	–	–	–	–	–	–	–	5
Bond	–	–	–	107,855	57,909	–	836,574	–
High Income	–	–	–	–	–	140,426	2,183,308	–
Diversified Income	–	–	–	–	–	–	10,670,897	–
Large Cap Value	–	–	–	–	–	871,110	20,011,738	–
Large Cap Growth	–	–	–	–	–	–	5,990,051	–
Mid Cap	–	–	–	–	–	6,223,470	7,674,960	–
Small Cap	–	–	–	–	–	3,379,470	–	–
International Stock	–	–	–	–	–	–	16,644,358	1,381,274

At April 30, 2012, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 2,239,297	$ 175,420	$ 2,063,877
Moderate Allocation	8,884,802	348,254	8,536,548
Aggressive Allocation	4,273,286	153,262	4,120,024
Bond	13,752,621	526,600	13,226,021
High Income	5,153,687	415,198	4,738,489
Diversified Income	12,007,626	1,013,899	10,993,727
Equity Income	3,223,550	3,144,717	78,833
Large Cap Value	24,406,818	1,934,116	22,472,702
Large Cap Growth	23,309,249	3,721,162	19,588,087
Mid Cap	22,882,249	1,015,069	21,867,180

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

Fund	Appreciation	Depreciation	Net
Small Cap	$ 6,503,951	$ 313,053	$ 6,190,898
International Stock	6,793,321	930,691	5,862,630

10. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Fund and International Stock Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Each Allocation Fund is structured as fund of funds, meaning that each invests primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each Allocation Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word "security" itself seems a misnomer. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in underlying funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the "affiliated underlying funds’’). A summary of the transactions with each affiliated underlying fund during the period ended April 30, 2012 follows:

Fund/Underlying Fund	Balance of Shares Held at 10/31/11	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/12	Value at 4/30/12	Realized Gain (Loss)	Distributions Received1
Conservative Allocation Fund
Madison Investment Grade Corporate Bond Fund	–	267,857	–	267,857	$ 3,053,572	$ –	$ 31,310
Madison Mosaic Disciplined Equity Fund	211,655	3,623	30,253	185,025	2,557,051	31,563	41,036
Madison Mosaic Institutional Bond Fund	379,553	16,604	–	396,157	4,440,922	–	26,525
MEMBERS Bond Fund Class Y	798,349	15,862	91,682	722,529	7,658,806	72,347	111,891
MEMBERS Equity Income Fund Class Y	182,281	165,304	–	347,585	3,573,175	–	134,671
MEMBERS High Income Fund Class Y	601,148	18,302	56,597	562,853	3,962,483	8,389	146,121
MEMBERS International Stock Fund Class Y	99,855	28,384	10,605	117,634	1,233,981	(11,983)	21,037
MEMBERS Large Cap Growth Fund Class Y	88,132	52,994	–	141,126	2,476,763	–	1,998
MEMBERS Large Cap Value Fund Class Y	206,138	14,208	31,908	188,438	2,564,648	68,132	49,481
Totals					$31,521,401	$168,448	$564,070
1 Distributions received include distributions from net investment income and from capital gains from the underlying funds.

MEMBERS Mutual Funds | April 30, 2012

Notes to Financial Statements (unaudited)

Fund/Underlying Fund	Balance of Shares Held at 10/31/11	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/12	Value at 4/30/12	Realized Gain (Loss)	Distributions Received1
Moderate Allocation Fund
Madison Mosaic Disciplined Equity Fund	770,509	–	83,437	687,072	$ 9,495,338	$ 72,923	$ 151,596
Madison Mosaic Institutional Bond Fund	511,896	–	–	511,896	5,738,353	–	35,053
Madison Mosaic NorthRoad International Fund Class Y	–	421,590	–	421,590	4,114,720	–	–
MEMBERS Bond Fund Class Y	1,163,114	21,307	82,700	1,101,721	11,678,238	61,823	166,980
MEMBERS Equity Income Fund Class Y	359,282	104,372	–	463,654	4,766,365	–	192,667
MEMBERS High Income Fund Class Y	1,390,001	–	173,760	1,216,241	8,562,335	(53,636)	330,546
MEMBERS International Stock Fund Class Y	595,442	–	399,843	195,599	2,051,835	(73,467)	137,886
MEMBERS Large Cap Growth Fund Class Y	529,369	23,703	48,303	504,769	8,858,687	46,319	10,230
MEMBERS Large Cap Value Fund Class Y	779,150	43,177	97,859	724,468	9,860,016	(202,985)	182,878
MEMBERS Mid Cap Fund Class Y2	410,200	154,192	–	564,392	4,266,801	–	–
MEMBERS Small Cap Fund Class Y	230,416	–	13,112	217,304	2,529,422	43,007	81,362
Totals					$71,922,110	$(106,016)	$1,289,198

Aggressive Allocation Fund
Madison Mosaic Disciplined Equity Fund	421,199	–	50,082	371,117	$ 5,128,836	$ 50,836	$ 85,286
Madison Mosaic NorthRoad International Fund Class Y	–	171,278	–	171,278	1,671,675	–	–
MEMBERS Equity Income Fund Class Y	62,364	60,929	–	123,293	1,267,450	–	45,524
MEMBERS High Income Fund Class Y	422,809	54,610	124,543	352,876	2,484,245	111,898	109,980
MEMBERS International Stock Fund Class Y	244,736	–	157,351	87,385	916,670	5,993	57,687
MEMBERS Large Cap Growth Fund Class Y	234,112	50,389	12,547	271,954	4,772,801	11,846	5,128
MEMBERS Large Cap Value Fund Class Y	386,531	–	32,058	354,473	4,824,375	(57,905)	84,996
MEMBERS Mid Cap Fund Class Y2	256,739	125,596	14,837	367,498	2,778,285	8,437	–
MEMBERS Small Cap Fund Class Y	112,880	–	–	112,880	1,313,923	–	39,859
Totals					$25,158,260	$131,105	$428,460
1 Distributions received include distributions from net investment income and from capital gains from the underlying funds. 2 Non-income producing.

12. SUBSEQUENT EVENTS

The Trust is aware of litigation relating to attempts by certain fixed income security-holders of Lyondell Chemical Company (LYO) to retrieve proceeds from the sale by equity security-holders of LYO shares occurring pursuant to its acquisition by merger in December 2007. The Midcap Fund received proceeds of approximately $389,000 from the sale of its LYO equity securities in December 2007. The Trust has not been named as a defendant in this litigation as of the date of this report.

Management has evaluated the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. There were no additional events or transactions that impacted the amounts or disclosures in the Funds’ financial statements.

MEMBERS Mutual Funds | April 30, 2012

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2012. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one–half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the Fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,043.40	0.70%	$3.56	$1,040.10	1.45%	$ 7.35
Moderate Allocation	1,000	1,058.20	0.70%	3.58	1,054,70	1.45%	7.41
Aggressive Allocation	1,000	1,064.80	0.70%	3.59	1,060.20	1.45%	7.43
Cash Reserves	1,000	1,000.00	0.04%	0.20	1,000.00	0.04%	0.20
Bond	1,000	1,014.50	0.90%	4.51	1,011.60	1.65%	8.25
High Income	1,000	1,052.90	1.00%	5.10	1,048.60	1.75%	8.91
Diversified Income	1,000	1,065.80	1.10%	5.65	1,062.30	1.85%	9.49
Equity Income	1,000	1,053.17	1.22%	6.38	N/A	N/A	N/A
Large Cap Value	1,000	1,112.70	1.16%	6.09	1,107.60	1.91%	10.01
Large Cap Growth	1,000	1,089.40	1.20%	6.23	1,085.40	1.95%	10.11
Mid Cap	1,000	1,128.80	1.40%	7.41	1,125.80	2.15%	11.36
Small Cap	1,000	1,114.50	1.50%	7.89	1,111.30	2.25%	11.81
International Stock	1,000	1,059.90	1.60%	8.19	1,056.30	2.36%	12.07

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,039.00	1.45%	$7.35
Moderate Allocation	1,000	1,053.60	1.45%	7.40
Aggressive Allocation	1,000	1,060.20	1.45%	7.43

MEMBERS Mutual Funds | April 30, 2012

Other Information (unaudited)

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Bond	$1,000	$1,015.70	0.65%	$3.26
High Income	1,000	1,053.70	0.75%	3.83
Equity Income	1,000	1,053.02	0.99%	5.20
Large Cap Value	1,000	1,113.70	0.91%	4.78
Large Cap Growth	1,000	1,090.80	0.95%	4.94
Mid Cap	1,000	1,130.00	1.15%	6.09
Small Cap	1,000	1,116.60	1.25%	6.58
International Stock	1,000	1,062.60	1.35%	6.92

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the Fund(s) you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,021.38	0.70%	$3.52	$1,017.65	1.45%	$ 7.27
Moderate Allocation	1,000	1,021.38	0.70%	3.52	1,017.65	1.45%	7.27
Aggressive Allocation	1,000	1,021.38	0.70%	3.52	1,017.65	1.45%	7.27
Cash Reserves	1,000	1,024.66	0.04%	0.20	1,024.66	0.04%	0.20
Bond	1,000	1,020.39	0.90%	4.52	1,016.66	1.65%	8.27
High Income	1,000	1,019.89	1.00%	5.02	1,016.16	1.75%	8.77
Diversified Income	1,000	1,019.39	1.10%	5.52	1,015.66	1.85%	9.27
Equity Income	1,000	1,012.54	1.22%	6.13	N/A	N/A	N/A
Large Cap Value	1,000	1,019.10	1.16%	5.82	1,015.37	1.91%	9.57
Large Cap Growth	1,000	1,018.90	1.20%	6.02	1,015.17	1.95%	9.77
Mid Cap	1,000	1,017.90	1.40%	7.02	1,014.17	2.15%	10.77
Small Cap	1,000	1,017.40	1.50%	7.52	1,013.67	2.25%	11.27
International Stock	1,000	1,016.91	1.60%	8.02	1,013.13	2.36%	11.81

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,017.65	1.45%	$7.27
Moderate Allocation	1,000	1,017.65	1.45%	7.27
Aggressive Allocation	1,000	1,017.65	1.45%	7.27

MEMBERS Mutual Funds | April 30, 2012

Other Information (unaudited)

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Bond	$1,000	$1,021.63	0.65%	$3.27
High Income	1,000	1,021.13	0.75%	3.77
Equity Income	1,000	1,012.54	0.99%	5.00
Large Cap Value	1,000	1,020.34	0.91%	4.57
Large Cap Growth	1,000	1,020.14	0.95%	4.77
Mid Cap	1,000	1,019.14	1.15%	5.77
Small Cap	1,000	1,018.65	1.25%	6.27
International Stock	1,000	1,018.15	1.35%	6.77

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. Form N–Q is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N–Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1–800–732-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds’ website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

MEMBERS Mutual Funds

MEMBERS Mutual Funds
Post Office Box 8390
Boston, MA 02266-8390
1 (800) 877-6089
www.membersfunds.com

SEC File Number: 811-08261

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: June 27, 2012

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: June 27, 2012